================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                      DIMENSIONAL INVESTMENT GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                  DATE OF REPORTING PERIOD: JANUARY 31, 2015

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                       DIMENSIONAL INVESTMENT GROUP INC.
                                   FORM N-Q
                               January 31, 2015
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES                                       1

SCHEDULE OF INVESTMENTS                                                          1
   U.S. Large Company Portfolio...............................................   2
   U.S. Large Cap Value Portfolio II..........................................  14
   U.S. Large Cap Value Portfolio III.........................................  15
   LWAS/DFA U.S. High Book to Market Portfolio................................  16
   DFA International Value Portfolio..........................................  17
   DFA International Value Portfolio II.......................................  18
   DFA International Value Portfolio III......................................  19
   DFA International Value Portfolio IV.......................................  20
   Tax-Managed U.S. Marketwide Value Portfolio II.............................  21
   Emerging Markets Portfolio II..............................................  22
   LWAS/DFA Two-Year Fixed Income Portfolio...................................  23
   LWAS/DFA Two-Year Government Portfolio.....................................  26
   Global Equity Portfolio....................................................  28
   Global Allocation 60/40 Portfolio..........................................  30
   Global Allocation 25/75 Portfolio..........................................  32

NOTES TO SCHEDULE OF INVESTMENTS
   Organization...............................................................  34
   Security Valuation.........................................................  34
   Financial Instruments......................................................  35
   Federal Tax Cost...........................................................  36
   Other......................................................................  36
   Subsequent Event Evaluations...............................................  37

THE DFA INVESTMENT TRUST COMPANY

SCHEDULE OF INVESTMENTS
   The U.S. Large Cap Value Series............................................  38
   The DFA International Value Series.........................................  46
   The Emerging Markets Series................................................  60
   The Tax-Managed U.S. Marketwide Value Series...............................  84

NOTES TO SCHEDULE OF INVESTMENTS
   Organization............................................................... 108
   Security Valuation......................................................... 108
   Financial Instruments...................................................... 109
   Federal Tax Cost........................................................... 109
   Other...................................................................... 109
   Subsequent Event Evaluations............................................... 110

                       DIMENSIONAL INVESTMENT GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations


   P.L.C.   Public Limited Company

Investment Footnotes

   +        See Security Valuation Note within the Notes to Schedules of Investments.
   *        Non-Income Producing Securities.
   #        Total or Partial Securities on Loan.
   @        Security purchased with cash proceeds from Securities on Loan.
   ^^       See Federal Tax Cost Note within the Notes to Schedules of Investments.
   --       Amounts designated as -- are either zero or rounded to zero.
   (r)      The adjustable/variable rate shown is effective as of January 31, 2015.
   (S)      Affiliated Fund.

                         U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES     VALUE+
                                                        --------- -----------
  COMMON STOCKS -- (96.0%)
  Consumer Discretionary -- (11.6%)
  *   Amazon.com, Inc..................................   118,201 $41,905,801
  *   AutoNation, Inc..................................    23,242   1,385,688
  *   AutoZone, Inc....................................     9,973   5,953,482
  #*  Bed Bath & Beyond, Inc...........................    57,655   4,310,864
      Best Buy Co., Inc................................    90,614   3,189,613
  #   BorgWarner, Inc..................................    70,769   3,822,234
  #   Cablevision Systems Corp. Class A................    68,133   1,289,076
  #*  CarMax, Inc......................................    67,041   4,163,246
      Carnival Corp....................................   140,227   6,164,379
      CBS Corp. Class B................................   148,445   8,136,270
  *   Chipotle Mexican Grill, Inc......................     9,655   6,853,505
      Coach, Inc.......................................    85,777   3,190,047
      Comcast Corp. Class A............................   802,076  42,626,329
  #   Darden Restaurants, Inc..........................    38,618   2,370,373
      Delphi Automotive P.L.C..........................    92,178   6,335,394
  *   DIRECTV..........................................   156,361  13,334,466
  *   Discovery Communications, Inc....................    85,056   2,371,361
  #*  Discovery Communications, Inc. Class A...........    46,217   1,339,600
  *   Dollar General Corp..............................    94,465   6,334,823
  *   Dollar Tree, Inc.................................    64,009   4,551,040
      DR Horton, Inc...................................   103,264   2,532,033
      Expedia, Inc.....................................    30,722   2,639,941
      Family Dollar Stores, Inc........................    30,190   2,297,459
      Ford Motor Co.................................... 1,198,208  17,625,640
  *   Fossil Group, Inc................................    13,992   1,368,418
  #   GameStop Corp. Class A...........................    33,775   1,190,569
      Gannett Co., Inc.................................    70,289   2,179,662
  #   Gap, Inc. (The)..................................    83,057   3,421,118
  #   Garmin, Ltd......................................    37,497   1,963,343
      General Motors Co................................   420,177  13,706,174
  #   Genuine Parts Co.................................    47,576   4,421,713
      Goodyear Tire & Rubber Co. (The).................    85,457   2,071,478
      H&R Block, Inc...................................    85,645   2,935,911
      Harley-Davidson, Inc.............................    66,690   4,114,773
      Harman International Industries, Inc.............    21,325   2,764,360
  #   Hasbro, Inc......................................    35,206   1,933,514
      Home Depot, Inc. (The)...........................   410,278  42,841,229
      Interpublic Group of Cos., Inc. (The)............   130,173   2,595,650
      Johnson Controls, Inc............................   207,404   9,638,064
  #   Kohl's Corp......................................    62,875   3,754,895
  #   L Brands, Inc....................................    76,541   6,477,665
  #   Leggett & Platt, Inc.............................    42,835   1,826,056
  #   Lennar Corp. Class A.............................    55,577   2,495,963
      Lowe's Cos., Inc.................................   302,895  20,524,165
  #   Macy's, Inc......................................   107,498   6,866,972
  #   Marriott International, Inc. Class A.............    66,146   4,927,877
  #   Mattel, Inc......................................   105,459   2,836,847
      McDonald's Corp..................................   302,987  28,008,118
  #*  Michael Kors Holdings, Ltd.......................    64,089   4,536,860
  *   Mohawk Industries, Inc...........................    19,286   3,182,961
  #*  Netflix, Inc.....................................    18,751   8,284,192

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
  Consumer Discretionary -- (Continued)
      Newell Rubbermaid, Inc...........................    84,379 $  3,111,054
  *   News Corp. Class A...............................   155,270    2,311,970
      NIKE, Inc. Class B...............................   217,252   20,041,497
      Nordstrom, Inc...................................    43,818    3,338,932
  *   O'Reilly Automotive, Inc.........................    31,574    5,915,705
  #   Omnicom Group, Inc...............................    77,245    5,623,436
      PetSmart, Inc....................................    30,941    2,528,034
  *   Priceline Group, Inc. (The)......................    16,300   16,454,524
      PulteGroup, Inc..................................   103,860    2,138,477
      PVH Corp.........................................    25,645    2,827,618
      Ralph Lauren Corp................................    18,836    3,143,540
      Ross Stores, Inc.................................    65,310    5,989,580
      Royal Caribbean Cruises, Ltd.....................    51,980    3,927,089
  #   Scripps Networks Interactive, Inc. Class A.......    31,580    2,245,022
  #   Staples, Inc.....................................   199,136    3,395,269
      Starbucks Corp...................................   232,968   20,391,689
      Starwood Hotels & Resorts Worldwide, Inc.........    55,581    4,000,165
      Target Corp......................................   198,305   14,597,231
  #   Tiffany & Co.....................................    35,027    3,034,739
      Time Warner Cable, Inc...........................    87,326   11,887,688
      Time Warner, Inc.................................   261,045   20,343,237
      TJX Cos., Inc. (The).............................   214,475   14,142,482
  #   Tractor Supply Co................................    42,311    3,434,384
  *   TripAdvisor, Inc.................................    34,698    2,325,113
      Twenty-First Century Fox, Inc. Class A...........   577,287   19,142,837
  #*  Under Armour, Inc. Class A.......................    51,880    3,739,510
  #*  Urban Outfitters, Inc............................    31,140    1,085,540
      VF Corp..........................................   107,563    7,461,645
      Viacom, Inc. Class B.............................   115,011    7,409,009
      Walt Disney Co. (The)............................   485,690   44,178,362
      Whirlpool Corp...................................    24,237    4,825,102
      Wyndham Worldwide Corp...........................    38,365    3,214,603
  #   Wynn Resorts, Ltd................................    25,213    3,730,263
      Yum! Brands, Inc.................................   136,204    9,844,825
                                                                  ------------
  Total Consumer Discretionary.........................            667,371,382
                                                                  ------------
  Consumer Staples -- (9.6%)
      Altria Group, Inc................................   615,333   32,674,182
      Archer-Daniels-Midland Co........................   200,430    9,346,051
  #   Avon Products, Inc...............................   135,285    1,047,106
  #   Brown-Forman Corp. Class B.......................    48,696    4,327,614
  #   Campbell Soup Co.................................    55,759    2,550,417
  #   Clorox Co. (The).................................    40,276    4,297,852
      Coca-Cola Co. (The).............................. 1,227,291   50,527,571
      Coca-Cola Enterprises, Inc.......................    69,220    2,914,162
  #   Colgate-Palmolive Co.............................   266,720   18,008,934
      ConAgra Foods, Inc...............................   132,226    4,684,767
  *   Constellation Brands, Inc. Class A...............    52,227    5,768,472
      Costco Wholesale Corp............................   136,288   19,487,821
      CVS Health Corp..................................   356,902   35,033,500
      Dr Pepper Snapple Group, Inc.....................    60,509    4,675,530
      Estee Lauder Cos., Inc. (The) Class A............    69,711    4,920,900
      General Mills, Inc...............................   187,964    9,864,351

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Consumer Staples -- (Continued)
  #   Hershey Co. (The)................................    46,059 $  4,707,690
  #   Hormel Foods Corp................................    41,820    2,142,020
      JM Smucker Co. (The).............................    31,690    3,268,824
  #   Kellogg Co.......................................    78,457    5,145,210
      Keurig Green Mountain, Inc.......................    37,819    4,635,097
      Kimberly-Clark Corp..............................   115,956   12,518,610
      Kraft Foods Group, Inc...........................   183,318   11,977,998
      Kroger Co. (The).................................   152,891   10,557,124
      Lorillard, Inc...................................   112,085    7,353,897
  #   McCormick & Co., Inc.............................    40,196    2,869,592
      Mead Johnson Nutrition Co........................    62,881    6,193,150
      Molson Coors Brewing Co. Class B.................    49,597    3,765,900
      Mondelez International, Inc. Class A.............   523,009   18,430,837
  *   Monster Beverage Corp............................    44,872    5,247,780
      PepsiCo, Inc.....................................   465,937   43,695,572
      Philip Morris International, Inc.................   483,717   38,813,452
      Procter & Gamble Co. (The).......................   841,248   70,908,794
      Reynolds American, Inc...........................    95,909    6,517,017
      Sysco Corp.......................................   183,025    7,169,089
      Tyson Foods, Inc. Class A........................    91,202    3,560,526
      Wal-Mart Stores, Inc.............................   491,702   41,784,836
      Walgreens Boots Alliance, Inc....................   271,436   20,018,405
      Whole Foods Market, Inc..........................   111,970    5,833,077
                                                                  ------------
  Total Consumer Staples...............................            547,243,727
                                                                  ------------
  Energy -- (8.0%)
      Anadarko Petroleum Corp..........................   157,673   12,889,768
      Apache Corp......................................   117,210    7,333,830
      Baker Hughes, Inc................................   134,707    7,811,659
      Cabot Oil & Gas Corp.............................   128,551    3,406,601
  *   Cameron International Corp.......................    61,454    2,751,910
  #   Chesapeake Energy Corp...........................   161,471    3,097,014
      Chevron Corp.....................................   588,544   60,343,416
      Cimarex Energy Co................................    27,156    2,802,499
      ConocoPhillips...................................   383,219   24,135,133
      CONSOL Energy, Inc...............................    71,643    2,074,065
  #   Denbury Resources, Inc...........................   109,734      757,165
      Devon Energy Corp................................   119,723    7,215,705
  #   Diamond Offshore Drilling, Inc...................    20,917      659,513
  #   Ensco P.L.C. Class A.............................    72,928    2,044,901
      EOG Resources, Inc...............................   170,611   15,189,497
      EQT Corp.........................................    47,156    3,510,293
      Exxon Mobil Corp................................. 1,318,332  115,248,583
  *   FMC Technologies, Inc............................    72,784    2,727,944
      Halliburton Co...................................   263,839   10,550,922
  #   Helmerich & Payne, Inc...........................    33,694    2,006,815
      Hess Corp........................................    79,095    5,338,122
  #   Kinder Morgan, Inc...............................   528,987   21,714,916
      Marathon Oil Corp................................   210,060    5,587,596
      Marathon Petroleum Corp..........................    87,232    8,076,811
      Murphy Oil Corp..................................    51,930    2,332,176
      Nabors Industries, Ltd...........................    90,087    1,036,901
      National Oilwell Varco, Inc......................   134,050    7,296,341

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Energy -- (Continued)
  *   Newfield Exploration Co..........................    43,049 $  1,281,999
  #   Noble Corp. P.L.C................................    78,425    1,272,054
      Noble Energy, Inc................................   112,164    5,354,709
      Occidental Petroleum Corp........................   241,413   19,313,040
      ONEOK, Inc.......................................    64,801    2,853,188
      Phillips 66......................................   172,325   12,117,894
      Pioneer Natural Resources Co.....................    46,344    6,976,162
      QEP Resources, Inc...............................    51,585    1,043,049
  #   Range Resources Corp.............................    52,508    2,429,545
      Schlumberger, Ltd................................   400,616   33,006,752
  #*  Southwestern Energy Co...........................   118,056    2,926,608
  #   Spectra Energy Corp..............................   208,902    6,985,683
      Tesoro Corp......................................    39,293    3,211,417
  #   Transocean, Ltd..................................   105,982    1,727,507
      Valero Energy Corp...............................   162,279    8,581,314
      Williams Cos., Inc. (The)........................   209,436    9,185,863
                                                                  ------------
  Total Energy.........................................            456,206,880
                                                                  ------------
  Financials -- (12.9%)
      ACE, Ltd.........................................   103,280   11,150,109
  *   Affiliated Managers Group, Inc...................    17,297    3,554,879
      Aflac, Inc.......................................   140,281    8,007,239
      Allstate Corp. (The).............................   130,582    9,113,318
      American Express Co..............................   277,028   22,353,389
      American International Group, Inc................   435,833   21,299,159
      Ameriprise Financial, Inc........................    57,450    7,177,803
      Aon P.L.C........................................    88,771    7,993,829
      Assurant, Inc....................................    21,867    1,388,773
      Bank of America Corp............................. 3,274,076   49,602,251
      Bank of New York Mellon Corp. (The)..............   350,466   12,616,776
      BB&T Corp........................................   224,250    7,913,782
  *   Berkshire Hathaway, Inc. Class B.................   567,723   81,701,017
      BlackRock, Inc...................................    39,658   13,503,946
      Capital One Financial Corp.......................   173,090   12,671,919
  *   CBRE Group, Inc. Class A.........................    87,027    2,814,453
      Charles Schwab Corp. (The).......................   357,741    9,294,111
  #   Chubb Corp. (The)................................    73,416    7,187,426
  #   Cincinnati Financial Corp........................    45,797    2,313,206
      Citigroup, Inc...................................   943,168   44,281,738
      CME Group, Inc...................................    98,576    8,408,533
  #   Comerica, Inc....................................    55,927    2,320,970
      Discover Financial Services......................   141,181    7,677,423
  *   E*TRADE Financial Corp...........................    89,892    2,072,011
      Fifth Third Bancorp..............................   256,470    4,436,931
      Franklin Resources, Inc..........................   122,070    6,290,267
  *   Genworth Financial, Inc. Class A.................   154,584    1,078,996
      Goldman Sachs Group, Inc. (The)..................   126,106   21,741,935
      Hartford Financial Services Group, Inc. (The)....   134,297    5,224,153
      Hudson City Bancorp, Inc.........................   149,765    1,343,392
      Huntington Bancshares, Inc.......................   253,496    2,540,030
      Intercontinental Exchange, Inc...................    35,089    7,218,860
      Invesco, Ltd.....................................   134,094    4,925,273
      JPMorgan Chase & Co.............................. 1,163,807   63,287,825

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Financials -- (Continued)
      KeyCorp..........................................   269,641 $  3,502,637
      Legg Mason, Inc..................................    31,254    1,732,722
      Leucadia National Corp...........................    98,618    2,235,670
  #   Lincoln National Corp............................    80,859    4,041,333
      Loews Corp.......................................    93,161    3,564,340
  #   M&T Bank Corp....................................    41,119    4,653,026
      Marsh & McLennan Cos., Inc.......................   168,398    9,054,760
      McGraw Hill Financial, Inc.......................    84,526    7,560,005
      MetLife, Inc.....................................   353,683   16,446,259
      Moody's Corp.....................................    57,135    5,218,140
      Morgan Stanley...................................   475,329   16,070,873
  #   NASDAQ OMX Group, Inc. (The).....................    36,530    1,665,768
      Navient Corp.....................................   127,679    2,520,383
  #   Northern Trust Corp..............................    68,902    4,504,813
  #   People's United Financial, Inc...................    95,855    1,348,680
      PNC Financial Services Group, Inc. (The).........   163,824   13,849,681
      Principal Financial Group, Inc...................    85,005    3,989,285
      Progressive Corp. (The)..........................   166,485    4,320,286
      Prudential Financial, Inc........................   142,589   10,819,653
      Regions Financial Corp...........................   428,424    3,727,289
      State Street Corp................................   129,978    9,294,727
      SunTrust Banks, Inc..............................   162,302    6,235,643
  #   T Rowe Price Group, Inc..........................    80,755    6,357,034
      Torchmark Corp...................................    40,040    2,004,803
      Travelers Cos., Inc. (The).......................   103,173   10,608,248
      U.S. Bancorp.....................................   557,088   23,347,558
      Unum Group.......................................    78,432    2,436,098
      Wells Fargo & Co................................. 1,469,703   76,306,980
      XL Group P.L.C...................................    80,319    2,770,202
  #   Zions Bancorporation.............................    63,162    1,513,362
                                                                  ------------
  Total Financials.....................................            736,205,980
                                                                  ------------
  Health Care -- (14.2%)
      Abbott Laboratories..............................   468,796   20,983,309
      AbbVie, Inc......................................   496,030   29,935,411
  #*  Actavis P.L.C....................................    82,521   21,995,147
      Aetna, Inc.......................................   109,494   10,053,739
      Agilent Technologies, Inc........................   103,805    3,920,715
  *   Alexion Pharmaceuticals, Inc.....................    61,733   11,311,955
      Allergan, Inc....................................    92,745   20,335,269
      AmerisourceBergen Corp...........................    64,664    6,146,313
      Amgen, Inc.......................................   236,819   36,058,061
      Anthem, Inc......................................    84,040   11,342,038
      Baxter International, Inc........................   168,733   11,863,617
  #   Becton Dickinson and Co..........................    59,768    8,252,765
  *   Biogen Idec, Inc.................................    73,522   28,611,822
  *   Boston Scientific Corp...........................   412,866    6,114,545
      Bristol-Myers Squibb Co..........................   516,425   31,124,935
      Cardinal Health, Inc.............................   103,038    8,571,731
  *   CareFusion Corp..................................    63,469    3,763,712
  *   Celgene Corp.....................................   248,660   29,630,326
  *   Cerner Corp......................................    94,591    6,276,113
      Cigna Corp.......................................    81,437    8,699,915

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Health Care -- (Continued)
      CR Bard, Inc.....................................    23,312 $  3,987,051
  *   DaVita HealthCare Partners, Inc..................    53,510    4,016,461
      DENTSPLY International, Inc......................    44,051    2,203,651
  *   Edwards Lifesciences Corp........................    33,295    4,173,528
      Eli Lilly & Co...................................   305,046   21,963,312
  *   Express Scripts Holding Co.......................   228,487   18,441,186
  *   Gilead Sciences, Inc.............................   469,691   49,237,708
  *   Hospira, Inc.....................................    52,664    3,340,478
      Humana, Inc......................................    47,738    6,990,753
  #*  Intuitive Surgical, Inc..........................    11,283    5,579,218
      Johnson & Johnson................................   871,444   87,266,402
  *   Laboratory Corp. of America Holdings.............    26,300    3,018,714
  #*  Mallinckrodt P.L.C...............................    36,191    3,835,884
      McKesson Corp....................................    72,192   15,351,629
  #   Medtronic P.L.C..................................   441,209   31,502,290
      Merck & Co., Inc.................................   887,560   53,502,117
  #*  Mylan, Inc.......................................   116,522    6,193,144
  #   Patterson Cos., Inc..............................    26,639    1,334,348
      PerkinElmer, Inc.................................    35,159    1,607,118
      Perrigo Co. P.L.C................................    43,824    6,649,854
      Pfizer, Inc...................................... 1,961,578   61,299,312
  #   Quest Diagnostics, Inc...........................    44,986    3,197,155
  *   Regeneron Pharmaceuticals, Inc...................    23,105    9,626,929
      St Jude Medical, Inc.............................    88,990    5,861,771
      Stryker Corp.....................................    93,048    8,472,020
  #*  Tenet Healthcare Corp............................    30,589    1,293,303
      Thermo Fisher Scientific, Inc....................   124,539   15,593,528
      UnitedHealth Group, Inc..........................   298,811   31,748,669
      Universal Health Services, Inc. Class B..........    28,340    2,905,700
  #*  Varian Medical Systems, Inc......................    31,118    2,880,282
  *   Vertex Pharmaceuticals, Inc......................    74,881    8,247,393
  *   Waters Corp......................................    25,919    3,085,657
      Zimmer Holdings, Inc.............................    52,711    5,908,903
      Zoetis, Inc......................................   156,077    6,669,170
                                                                  ------------
  Total Health Care....................................            811,976,076
                                                                  ------------
  Industrials -- (9.9%)
      3M Co............................................   199,506   32,379,824
  #   ADT Corp. (The)..................................    54,321    1,868,642
      Allegion P.L.C...................................    29,795    1,609,228
      AMETEK, Inc......................................    76,546    3,666,553
      Boeing Co. (The).................................   206,419   30,007,130
      Caterpillar, Inc.................................   188,478   15,072,586
  #   CH Robinson Worldwide, Inc.......................    45,531    3,242,718
      Cintas Corp......................................    30,220    2,378,314
      CSX Corp.........................................   309,896   10,319,537
      Cummins, Inc.....................................    52,896    7,376,876
      Danaher Corp.....................................   190,329   15,679,303
  #   Deere & Co.......................................   111,587    9,506,097
      Delta Air Lines, Inc.............................   260,564   12,327,283
      Dover Corp.......................................    51,468    3,604,819
  #   Dun & Bradstreet Corp. (The).....................    11,177    1,286,584
      Eaton Corp. P.L.C................................   147,757    9,321,989

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Industrials -- (Continued)
  #   Emerson Electric Co..............................   215,949 $ 12,296,136
      Equifax, Inc.....................................    37,532    3,169,953
  #   Expeditors International of Washington, Inc......    60,080    2,624,294
  #   Fastenal Co......................................    84,885    3,768,894
      FedEx Corp.......................................    82,010   13,868,711
      Flowserve Corp...................................    42,425    2,311,738
      Fluor Corp.......................................    48,623    2,605,707
      General Dynamics Corp............................    98,013   13,056,312
      General Electric Co.............................. 3,126,426   74,690,317
      Honeywell International, Inc.....................   243,711   23,825,187
      Illinois Tool Works, Inc.........................   111,972   10,423,474
      Ingersoll-Rand P.L.C.............................    82,627    5,486,433
  *   Jacobs Engineering Group, Inc....................    40,634    1,548,155
  #   Joy Global, Inc..................................    30,557    1,281,561
  #   Kansas City Southern.............................    34,349    3,781,481
      L-3 Communications Holdings, Inc.................    26,497    3,262,311
      Lockheed Martin Corp.............................    83,603   15,748,297
      Masco Corp.......................................   110,885    2,754,383
      Nielsen NV.......................................   100,817    4,391,589
      Norfolk Southern Corp............................    96,338    9,823,586
      Northrop Grumman Corp............................    62,888    9,870,272
      PACCAR, Inc......................................   110,243    6,626,707
      Pall Corp........................................    33,158    3,208,368
      Parker Hannifin Corp.............................    46,265    5,388,022
  #   Pentair P.L.C....................................    58,139    3,593,572
      Pitney Bowes, Inc................................    62,558    1,500,141
      Precision Castparts Corp.........................    44,375    8,879,438
  *   Quanta Services, Inc.............................    67,754    1,794,126
  #   Raytheon Co......................................    96,004    9,605,200
      Republic Services, Inc...........................    78,569    3,117,618
      Robert Half International, Inc...................    42,306    2,456,286
  #   Rockwell Automation, Inc.........................    42,258    4,602,741
      Rockwell Collins, Inc............................    41,379    3,542,870
  #   Roper Industries, Inc............................    31,174    4,811,395
  #   Ryder System, Inc................................    16,509    1,366,780
      Snap-on, Inc.....................................    18,086    2,400,193
      Southwest Airlines Co............................   211,313    9,547,121
      Stanley Black & Decker, Inc......................    48,757    4,566,093
  #*  Stericycle, Inc..................................    26,432    3,470,257
      Textron, Inc.....................................    85,919    3,656,713
      Tyco International P.L.C.........................   130,246    5,315,339
      Union Pacific Corp...............................   276,802   32,443,962
      United Parcel Service, Inc. Class B..............   217,004   21,448,675
  *   United Rentals, Inc..............................    31,065    2,573,735
      United Technologies Corp.........................   263,958   30,297,099
      Waste Management, Inc............................   132,585    6,818,847
  #   WW Grainger, Inc.................................    18,887    4,454,310
      Xylem, Inc.......................................    56,608    1,930,333
                                                                  ------------
  Total Industrials....................................            569,652,215
                                                                  ------------
  Information Technology -- (18.7%)
  #   Accenture P.L.C. Class A.........................   195,361   16,416,185
  *   Adobe Systems, Inc...............................   147,508   10,344,736

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Information Technology -- (Continued)
  #*  Akamai Technologies, Inc.........................    55,400 $  3,221,787
  #*  Alliance Data Systems Corp.......................    19,895    5,746,273
  #   Altera Corp......................................    94,873    3,123,694
      Amphenol Corp. Class A...........................    96,320    5,173,347
      Analog Devices, Inc..............................    96,862    5,046,994
      Apple, Inc....................................... 1,825,895  213,921,858
      Applied Materials, Inc...........................   379,321    8,663,692
  *   Autodesk, Inc....................................    70,815    3,824,364
      Automatic Data Processing, Inc...................   150,078   12,385,937
      Avago Technologies, Ltd..........................    78,735    8,100,257
      Broadcom Corp. Class A...........................   167,719    7,117,156
      CA, Inc..........................................    99,702    3,020,971
      Cisco Systems, Inc............................... 1,592,008   41,973,291
  *   Citrix Systems, Inc..............................    50,102    2,969,044
  *   Cognizant Technology Solutions Corp. Class A.....   189,574   10,261,641
      Computer Sciences Corp...........................    43,727    2,653,354
      Corning, Inc.....................................   399,077    9,486,060
  *   eBay, Inc........................................   351,974   18,654,622
  *   Electronic Arts, Inc.............................    96,778    5,309,241
      EMC Corp.........................................   633,526   16,427,329
  *   F5 Networks, Inc.................................    22,965    2,563,353
  *   Facebook, Inc. Class A...........................   650,954   49,413,918
      Fidelity National Information Services, Inc......    88,317    5,513,630
  #*  First Solar, Inc.................................    23,393      989,992
  *   Fiserv, Inc......................................    75,934    5,507,493
      FLIR Systems, Inc................................    43,852    1,324,330
  *   Google, Inc. Class A.............................    88,743   47,703,800
  *   Google, Inc. Class C.............................    88,661   47,391,078
      Harris Corp......................................    32,554    2,185,350
      Hewlett-Packard Co...............................   581,026   20,992,469
      Intel Corp....................................... 1,505,276   49,734,319
      International Business Machines Corp.............   286,542   43,929,754
      Intuit, Inc......................................    88,892    7,717,603
      Juniper Networks, Inc............................   119,826    2,723,645
      KLA-Tencor Corp..................................    51,193    3,146,834
      Lam Research Corp................................    49,476    3,781,945
      Linear Technology Corp...........................    74,242    3,336,435
      MasterCard, Inc. Class A.........................   305,080   25,025,712
  #   Microchip Technology, Inc........................    62,550    2,821,005
  #*  Micron Technology, Inc...........................   334,198    9,780,304
      Microsoft Corp................................... 2,566,240  103,676,096
      Motorola Solutions, Inc..........................    65,933    4,114,879
      NetApp, Inc......................................    97,014    3,667,129
      NVIDIA Corp......................................   160,716    3,086,551
      Oracle Corp...................................... 1,007,103   42,187,545
      Paychex, Inc.....................................   101,636    4,600,045
      QUALCOMM, Inc....................................   517,616   32,330,295
  *   Red Hat, Inc.....................................    58,459    3,729,100
  *   Salesforce.com, Inc..............................   182,697   10,313,246
  #   SanDisk Corp.....................................    68,569    5,205,073
  #   Seagate Technology P.L.C.........................   101,879    5,750,051
      Symantec Corp....................................   214,806    5,320,745
      TE Connectivity, Ltd.............................   126,610    8,405,638

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
  Information Technology -- (Continued)
  #*  Teradata Corp....................................  47,621 $    2,121,992
      Texas Instruments, Inc........................... 328,857     17,577,407
  #   Total System Services, Inc.......................  51,496      1,821,413
  #*  VeriSign, Inc....................................  33,920      1,847,962
      Visa, Inc. Class A............................... 152,060     38,761,615
      Western Digital Corp.............................  67,962      6,607,945
  #   Western Union Co. (The).......................... 162,666      2,765,322
      Xerox Corp....................................... 333,988      4,398,622
      Xilinx, Inc......................................  82,311      3,175,147
  *   Yahoo!, Inc...................................... 274,292     12,066,105
                                                                --------------
  Total Information Technology.........................          1,072,954,725
                                                                --------------
  Materials -- (3.1%)
      Air Products & Chemicals, Inc....................  59,881      8,719,272
      Airgas, Inc......................................  20,926      2,357,105
      Alcoa, Inc....................................... 366,905      5,742,063
  #   Allegheny Technologies, Inc......................  33,833        965,255
  #   Avery Dennison Corp..............................  28,355      1,482,116
      Ball Corp........................................  42,617      2,698,935
      CF Industries Holdings, Inc......................  15,480      4,727,282
      Dow Chemical Co. (The)........................... 344,905     15,575,910
      Eastman Chemical Co..............................  46,229      3,277,174
      Ecolab, Inc......................................  84,091      8,726,123
      EI du Pont de Nemours & Co....................... 282,048     20,084,638
      FMC Corp.........................................  41,479      2,385,043
      Freeport-McMoRan, Inc............................ 323,508      5,438,169
  #   International Flavors & Fragrances, Inc..........  25,202      2,674,184
      International Paper Co........................... 131,883      6,944,959
      LyondellBasell Industries NV Class A............. 129,374     10,232,190
      Martin Marietta Materials, Inc...................  19,263      2,075,396
      MeadWestvaco Corp................................  51,890      2,609,029
      Monsanto Co...................................... 150,706     17,780,294
      Mosaic Co. (The).................................  98,236      4,783,111
      Newmont Mining Corp.............................. 155,249      3,904,512
      Nucor Corp.......................................  99,288      4,333,921
  *   Owens-Illinois, Inc..............................  51,248      1,196,641
      PPG Industries, Inc..............................  42,725      9,522,548
      Praxair, Inc.....................................  90,713     10,939,081
      Sealed Air Corp..................................  65,722      2,661,741
      Sherwin-Williams Co. (The).......................  25,404      6,891,343
      Sigma-Aldrich Corp...............................  37,068      5,097,591
      Vulcan Materials Co..............................  40,992      2,890,346
                                                                --------------
  Total Materials......................................            176,715,972
                                                                --------------
  Real Estate Investment Trusts -- (2.5%)
      American Tower Corp.............................. 123,430     11,966,538
      Apartment Investment & Management Co. Class A....  48,069      1,916,030
      AvalonBay Communities, Inc.......................  41,098      7,109,543
      Boston Properties, Inc...........................  47,664      6,615,763
      Crown Castle International Corp.................. 103,940      8,991,849
      Equity Residential............................... 112,814      8,755,495
      Essex Property Trust, Inc........................  19,902      4,498,847

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Real Estate Investment Trusts -- (Continued)
      General Growth Properties, Inc...................   195,312 $  5,894,516
      HCP, Inc.........................................   142,982    6,761,619
      Health Care REIT, Inc............................   102,014    8,360,047
      Host Hotels & Resorts, Inc.......................   235,713    5,395,471
  #   Iron Mountain, Inc...............................    58,035    2,312,114
      Kimco Realty Corp................................   128,055    3,540,721
      Macerich Co. (The)...............................    43,797    3,766,980
  #   Plum Creek Timber Co., Inc.......................    54,746    2,437,292
      Prologis, Inc....................................   155,661    7,026,538
      Public Storage...................................    45,171    9,072,144
      Simon Property Group, Inc........................    96,755   19,221,348
  #   Ventas, Inc......................................    99,634    7,951,790
      Vornado Realty Trust.............................    54,356    6,003,077
      Weyerhaeuser Co..................................   163,207    5,850,971
                                                                  ------------
  Total Real Estate Investment Trusts..................            143,448,693
                                                                  ------------
  Telecommunication Services -- (2.2%)
      AT&T, Inc........................................ 1,614,864   53,161,323
      CenturyLink, Inc.................................   177,677    6,604,254
  #   Frontier Communications Corp.....................   311,895    2,094,375
  *   Level 3 Communications, Inc......................    86,790    4,316,934
      Verizon Communications, Inc...................... 1,291,930   59,054,120
      Windstream Holdings, Inc.........................   187,608    1,491,484
                                                                  ------------
  Total Telecommunication Services.....................            126,722,490
                                                                  ------------
  Utilities -- (3.3%)
      AES Corp.........................................   204,179    2,495,067
      AGL Resources, Inc...............................    37,217    2,098,295
      Ameren Corp......................................    75,519    3,419,500
      American Electric Power Co., Inc.................   152,315    9,566,905
      CenterPoint Energy, Inc..........................   133,773    3,088,819
      CMS Energy Corp..................................    85,611    3,230,103
  #   Consolidated Edison, Inc.........................    91,161    6,315,634
  #   Dominion Resources, Inc..........................   181,788   13,977,679
  #   DTE Energy Co....................................    55,088    4,939,190
      Duke Energy Corp.................................   220,200   19,188,228
      Edison International.............................   101,434    6,912,727
      Entergy Corp.....................................    56,174    4,915,787
  #   Exelon Corp......................................   267,576    9,643,439
  #   FirstEnergy Corp.................................   130,971    5,282,061
      Integrys Energy Group, Inc.......................    24,888    2,018,417
      NextEra Energy, Inc..............................   135,890   14,844,624
      NiSource, Inc....................................    98,261    4,250,771
  #   Northeast Utilities..............................    98,603    5,480,355
  #   NRG Energy, Inc..................................   105,235    2,595,095
      Pepco Holdings, Inc..............................    78,405    2,152,217
      PG&E Corp........................................   147,909    8,698,528
      Pinnacle West Capital Corp.......................    34,377    2,412,578
      PPL Corp.........................................   207,056    7,350,488
      Public Service Enterprise Group, Inc.............   157,546    6,724,063
  #   SCANA Corp.......................................    44,368    2,829,347
      Sempra Energy....................................    71,961    8,053,875

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
 Utilities -- (Continued)
 #     Southern Co. (The)............................    280,138 $   14,208,599
 TECO Energy, Inc.                                        73,047      1,558,093
 #     Wisconsin Energy Corp.........................     70,191      3,914,552
       Xcel Energy, Inc..............................    157,393      5,906,959
                                                                 --------------
 Total Utilities.....................................               188,071,995
                                                                 --------------
 TOTAL COMMON STOCKS.................................             5,496,570,135
                                                                 --------------
 TEMPORARY CASH INVESTMENTS -- (0.3%)
       State Street Institutional Liquid Reserves,
       0.089%........................................ 18,383,475     18,383,475
                                                                 --------------
 SECURITIES LENDING COLLATERAL -- (3.7%)
 (S)@  DFA Short Term Investment Fund................ 18,088,550    209,284,524
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,954,626,169)^^...........................            $5,724,238,134
                                                                 ==============

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------------
                                      LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                  --------------  ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  667,371,382            --   --    $  667,371,382
   Consumer Staples..............    547,243,727            --   --       547,243,727
   Energy........................    456,206,880            --   --       456,206,880
   Financials....................    736,205,980            --   --       736,205,980
   Health Care...................    811,976,076            --   --       811,976,076
   Industrials...................    569,652,215            --   --       569,652,215
   Information Technology........  1,072,954,725            --   --     1,072,954,725
   Materials.....................    176,715,972            --   --       176,715,972
   Real Estate Investment Trusts.    143,448,693            --   --       143,448,693
   Telecommunication Services....    126,722,490            --   --       126,722,490
   Utilities.....................    188,071,995            --   --       188,071,995
Temporary Cash Investments.......     18,383,475            --   --        18,383,475
Securities Lending Collateral....             --  $209,284,524   --       209,284,524
Futures Contracts**..............       (549,814)           --   --          (549,814)
                                  --------------  ------------   --    --------------
TOTAL............................ $5,514,403,796  $209,284,524   --    $5,723,688,320
                                  ==============  ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       U.S. LARGE CAP VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                        VALUE+
                                                                     ------------
AFFILIATED INVESTMENT COMPANY -- (0.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment
  Trust Company..................................................... $166,232,297
                                                                     ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $100,953,157)^^.......................................... $166,232,297
                                                                     ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                         VALUE+
                                                                     --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment
  Trust Company..................................................... $2,846,132,557
                                                                     --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,742,097,868)^^........................................ $2,846,132,557
                                                                     ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                       VALUE+
                                                                     -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment
  Trust Company..................................................... $63,059,647
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $29,145,640)^^........................................... $63,059,647
                                                                     ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                            VALUE+
                                                                        --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA Investment
  Trust Company........................................................ $6,863,140,564
                                                                        --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $6,442,204,151)^^........................................... $6,863,140,564
                                                                        ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                           VALUE+
                                                                        ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA Investment
  Trust Company........................................................ $101,883,291
                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $93,063,434)^^.............................................. $101,883,291
                                                                        ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO III
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                            VALUE+
                                                                        --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA Investment
  Trust Company........................................................ $1,828,372,658
                                                                        --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,718,073,882)^^........................................... $1,828,372,658
                                                                        ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO IV
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                           VALUE+
                                                                        ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA Investment
  Trust Company........................................................ $241,235,497
                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $216,171,375)^^............................................. $241,235,497
                                                                        ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                                      VALUE+
                                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment
  Trust Company.................................................................. $1,431,098,191
                                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $794,130,592)^^....................................................... $1,431,098,191
                                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                     VALUE+
                                                                   -----------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Emerging Markets Series of The DFA Investment
    Trust Company................................................. $96,827,247
                                                                   -----------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $24,864,910)^^....................................... $96,827,247
                                                                   ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT
                                                  (000)    VALUE+
                                                  ------ -----------
           AGENCY OBLIGATIONS -- (23.1%)
           Federal Home Loan Bank
              2.000%, 09/09/16................... $3,795 $ 3,889,446
              0.500%, 09/28/16...................  3,500   3,504,477
              0.625%, 10/14/16...................  1,500   1,504,206
              0.500%, 10/17/16...................  1,000     999,653
              1.625%, 12/09/16...................  3,600   3,671,420
           Federal Home Loan Mortgage
             Corporation
              0.875%, 10/14/16...................  2,900   2,920,184
           Federal National Mortgage Association
              0.625%, 08/26/16...................  6,200   6,221,235
                                                         -----------
           TOTAL AGENCY OBLIGATIONS..............         22,710,621
                                                         -----------
           BONDS -- (55.1%)
           3M Co.
              1.375%, 09/29/16...................    500     507,193
           Agence Francaise de Developpement
              1.125%, 10/03/16...................    250     252,160
           Apple, Inc.
              # 0.450%, 05/03/16.................  2,600   2,602,915
           Asian Development Bank
              0.750%, 01/11/17...................  1,000   1,003,168
           Australia & New Zealand Banking
             Group, Ltd.
              0.900%, 02/12/16...................    500     501,766
              1.250%, 01/10/17...................  1,000   1,008,425
           Austria Government International Bond
              1.750%, 06/17/16...................  2,000   2,038,600
           Bank Nederlandse Gemeenten NV
              0.625%, 07/18/16...................  2,200   2,202,697
           Bank of Montreal
              1.300%, 07/15/16...................    500     504,603
           Bank of Nova Scotia (The)
              # 1.375%, 07/15/16.................  1,834   1,851,399
              1.100%, 12/13/16...................    692     694,929
              2.550%, 01/12/17...................    200     206,264
           Berkshire Hathaway Finance Corp.
              0.950%, 08/15/16...................  1,000   1,007,467
           Berkshire Hathaway, Inc.
              2.200%, 08/15/16...................    131     134,260
           Cooperatieve Centrale Raiffeisen-
             Boerenleenbank BA
              2.125%, 10/13/15...................    500     505,954
           Council Of Europe Development Bank
              1.375%, 03/22/16...................    600     606,833
              1.250%, 09/22/16...................    750     758,964
           Development Bank of Japan, Inc.
              1.625%, 10/05/16...................  1,500   1,524,117

                                                   FACE
                                                  AMOUNT
                                                  (000)    VALUE+
                                                  ------ ----------
             European Bank for Reconstruction &
               Development
                1.375%, 10/20/16................. $1,500 $1,526,158
             European Investment Bank
                2.125%, 07/15/16.................    500    512,400
                0.500%, 08/15/16.................    200    200,221
             FMS Wertmanagement AoeR
                0.625%, 04/18/16.................  2,500  2,508,467
                1.125%, 10/14/16.................    300    303,015
             General Electric Capital Corp.
                1.000%, 01/08/16.................  2,500  2,512,672
                # 1.500%, 07/12/16...............    400    405,555
             Hydro-Quebec
                2.000%, 06/30/16.................  1,200  1,225,028
             Inter-American Development Bank
                5.125%, 09/13/16.................    500    536,745
             KFW
                1.250%, 10/05/16.................  1,500  1,518,460
                0.625%, 12/15/16.................    500    500,737
             Kommunalbanken A.S.
                0.875%, 10/03/16.................  1,000  1,004,936
             Kommuninvest I Sverige AB
                0.875%, 12/13/16.................    800    803,462
             Landeskreditbank Baden-Wuerttemberg
               Foerderbank
                2.250%, 07/15/16.................    500    512,918
             Municipality Finance P.L.C.
                2.375%, 05/16/16.................  2,000  2,049,696
                1.250%, 09/12/16.................    500    505,570
             National Australia Bank, Ltd.
                3.000%, 07/27/16.................  1,600  1,654,112
             Nederlandse Waterschapsbank NV
                0.750%, 03/29/16.................  2,000  2,006,504
                2.125%, 06/16/16.................    500    511,552
             Nordic Investment Bank
                2.250%, 03/15/16.................  1,000  1,020,783
             Oesterreichische Kontrollbank AG
                # 0.750%, 12/15/16...............    500    501,428
             Ontario, Province of Canada
                2.300%, 05/10/16.................  1,400  1,432,515
                1.000%, 07/22/16.................    800    805,504
                1.600%, 09/21/16.................    600    609,638
             Quebec, Province of Canada
                5.125%, 11/14/16.................    500    539,866
             Royal Bank of Canada
                2.625%, 12/15/15.................     --         --
                1.450%, 09/09/16.................    800    808,620
             Svensk Exportkredit AB
                0.625%, 05/31/16.................  2,100  2,104,868
             Svenska Handelsbanken AB
                3.125%, 07/12/16.................  1,750  1,811,059
             Toronto-Dominion Bank (The)
                2.500%, 07/14/16.................    400    410,301

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                  FACE
                                                 AMOUNT
                                                  (000)     VALUE+
                                                 -------- -----------
             1.500%, 09/09/16................... $  1,700 $ 1,720,495
             2.375%, 10/19/16...................      500     513,506
          Toyota Motor Credit Corp.
             2.800%, 01/11/16...................    1,235   1,262,437
          Wal-Mart Stores, Inc.
             # 0.600%, 04/11/16.................    2,000   2,005,442
                                                          -----------
          TOTAL BONDS...........................           54,256,384
                                                          -----------
          U.S. TREASURY OBLIGATIONS
            -- (17.3%)
          U.S. Treasury Notes
             0.625%, 08/15/16...................    3,300   3,314,438
             1.000%, 08/31/16...................    2,700   2,727,632
             1.000%, 09/30/16...................    2,600   2,627,422
             1.000%, 10/31/16...................    3,500   3,537,460
             0.625%, 11/15/16...................    2,500   2,509,765
             0.875%, 12/31/16...................      300     302,320
             0.750%, 01/15/17...................    2,000   2,011,094
                                                          -----------
          TOTAL U.S. TREASURY
            OBLIGATIONS.........................           17,030,131
                                                          -----------
          COMMERCIAL PAPER -- (2.0%)
          Cooperatieve Centrale Raiffeisen-
            Boerenleenbank BA
             0.716%, 05/06/16...................    2,000   1,995,352

                                                 SHARES
                                                 --------
          TEMPORARY CASH
            INVESTMENTS -- (0.2%)
             State Street Institutional Liquid
               Reserves, 0.089%.................  224,957     224,957
                                                          -----------

                                                 SHARES/
                                                  FACE
                                                 AMOUNT
                                                  (000)
                                                 --------
          SECURITIES LENDING
            COLLATERAL -- (2.3%)
          (S)@ DFA Short Term Investment
            Fund................................  190,157   2,200,118
                                                          -----------
          TOTAL INVESTMENTS -- (100.0%)
          (Cost $98,225,484)^^..................          $98,417,563
                                                          ===========

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------
                                 LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                 -------- ----------- ------- -----------
      Agency Obligations........       -- $22,710,621   --    $22,710,621
      Bonds.....................       --  54,256,384   --     54,256,384
      U.S. Treasury Obligations.       --  17,030,131   --     17,030,131
      Commercial Paper..........       --   1,995,352   --      1,995,352
      Temporary Cash
        Investments............. $224,957          --   --        224,957
      Securities Lending
        Collateral..............       --   2,200,118   --      2,200,118
                                 -------- -----------   --    -----------
      TOTAL..................... $224,957 $98,192,606   --    $98,417,563
                                 ======== ===========   ==    ===========

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                       ---------- ------------
 U.S. TREASURY OBLIGATIONS -- (99.3%)
 U.S. Treasury Notes
    1.000%, 08/31/16.................................. $    6,700 $  6,768,568
    0.875%, 09/15/16..................................      7,500    7,561,523
    1.000%, 09/30/16..................................     35,000   35,369,145
    0.625%, 10/15/16..................................     25,000   25,097,650
    1.000%, 10/31/16..................................      5,000    5,053,515
    0.625%, 11/15/16..................................     12,200   12,247,653
    0.875%, 11/30/16..................................     10,000   10,082,810
    0.625%, 12/15/16..................................     16,000   16,052,496
    0.875%, 12/31/16..................................     21,600   21,767,054
    0.875%, 01/31/17..................................      6,000    6,045,936
                                                                  ------------
 TOTAL U.S. TREASURY OBLIGATIONS......................             146,046,350
                                                                  ------------
                                                         SHARES
                                                       ----------
 TEMPORARY CASH INVESTMENTS -- (0.7%)
    State Street Institutional U.S. Government Money
      Market Fund.....................................  1,098,557    1,098,557
                                                                  ------------
 TOTAL INVESTMENTS -- (100.0%) (Cost $146,792,458)^^..            $147,144,907
                                                                  ------------

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                          --------------------------------------------
                           LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                          ---------- ------------ ------- ------------
          U.S. Treasury
            Obligations..         -- $146,046,350   --    $146,046,350
          Temporary Cash
            Investments.. $1,098,557           --   --       1,098,557
                          ---------- ------------   --    ------------
          TOTAL.......... $1,098,557 $146,046,350   --    $147,144,907
                          ========== ============   ==    ============

                            GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                                              SHARES        VALUE+
                                                                                            ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.......... 107,519,573 $1,813,855,189
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc...  91,741,473  1,069,705,571
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc..........  36,292,743    630,042,023
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group
  Inc......................................................................................  17,723,670    337,990,388
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc..   1,766,562     62,447,969
Investment in The Canadian Small Company Series of The DFA Investment Trust Company........                        847
                                                                                                        --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,870,565,277).................................................................              3,914,041,987
                                                                                                        --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.089%
  (Cost $3,168,826)........................................................................   3,168,826      3,168,826
                                                                                                        --------------
  TOTAL INVESTMENTS -- (100.0%) (Cost $2,873,734,103)^^....................................             $3,917,210,813
                                                                                                        ==============

GLOBAL EQUITY PORTFOLIO
CONTINUED


Summary of the Global Fund's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                             ---------------------------------------------
                                LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                             -------------- ------- ------- --------------
      Affiliated Investment
        Companies........... $3,914,041,987   --      --    $3,914,041,987
      Temporary Cash
        Investments.........      3,168,826   --      --         3,168,826
                             --------------   --      --    --------------
      TOTAL................. $3,917,210,813   --      --    $3,917,210,813
                             ==============   ==      ==    ==============

                       GLOBAL ALLOCATION 60/40 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                                                 SHARES       VALUE+
                                                                                               ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc............. 44,947,173 $  758,258,810
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc...... 37,864,313    441,497,894
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment
  Dimensions Group Inc........................................................................ 42,980,445    411,752,662
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group
  Inc......................................................................................... 25,278,797    275,791,675
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc............. 15,094,851    262,046,615
Investment in DFA Intermediate-Term Extended Quality Portfolio of DFA Investment Dimensions
  Group Inc................................................................................... 12,498,866    139,112,377
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc...  7,289,171    139,004,482
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group
  Inc......................................................................................... 12,449,988    138,319,367
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group
  Inc.........................................................................................  5,820,265     69,959,584
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment
  Dimensions Group Inc........................................................................  6,557,132     69,636,741
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.....    785,551     27,769,234
                                                                                                          --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,359,870,567)....................................................................             2,733,149,441
                                                                                                          --------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $2,359,870,567)^^......................................            $2,733,149,441
                                                                                                          ==============

GLOBAL ALLOCATION 60/40 PORTFOLIO
CONTINUED


Summary of the Global Fund's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                             ---------------------------------------------
                                LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                             -------------- ------- ------- --------------
      Affiliated Investment
        Companies........... $2,733,149,441   --      --    $2,733,149,441
                             --------------   --      --    --------------
      TOTAL................. $2,733,149,441   --      --    $2,733,149,441
                             ==============   ==      ==    ==============

                       GLOBAL ALLOCATION 25/75 PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                                                  SHARES      VALUE+
                                                                                                ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group
  Inc.......................................................................................... 19,591,842 $213,746,991
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group
  Inc.......................................................................................... 21,484,380  213,339,894
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc..............  4,881,994   82,359,245
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group
  Inc..........................................................................................  6,584,287   79,143,124
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.......  4,060,665   47,347,349
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions
  Group Inc....................................................................................  2,703,840   28,714,777
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc..............  1,606,522   27,889,224
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc....    788,727   15,041,029
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc......     81,948    2,896,860
                                                                                                           ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $651,712,260).......................................................................             710,478,493
                                                                                                           ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.089%
  (Cost $863,088)..............................................................................    863,088      863,088
                                                                                                           ------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $652,575,348)^^.........................................            $711,341,581
                                                                                                           ============

GLOBAL ALLOCATION 25/75 PORTFOLIO
CONTINUED


Summary of the Global Fund's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------
                                 LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                               ------------ ------- ------- ------------
        Affiliated Investment
          Companies........... $710,478,493   --      --    $710,478,493
        Temporary Cash
          Investments.........      863,088   --      --         863,088
                               ------------   --      --    ------------
        TOTAL................. $711,341,581   --      --    $711,341,581
                               ============   ==      ==    ============

ORGANIZATION

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2015, the Fund consisted of fifteen portfolios (the "Portfolios"), of which three are "Stand-alone Funds". Nine are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Each Feeder Fund primarily invests in a corresponding Series. Their investment reflects a proportionate interest in the net assets of their corresponding Series. These valuations are classified as Level 1 in the hierarchy.

Master Fund shares held by Global Equity Portfolio (except the Global Equity Portfolio's investment in The Canadian Small Company Series), Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") and the shares held by the portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Master Funds are treated as regulated investment companies. The Global Equity Portfolio's investment in The Canadian Small Company Series, which is taxed as a partnership, reflects its proportionate interest in the net assets of the partnership. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These valuations are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. REPURCHASE AGREEMENTS: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. FUTURES CONTRACTS: U.S. Large Company Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2015, U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                                APPROXIMATE
                                                      EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                   DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                              ----------------------- ---------- --------- -------- ----------- -----------
U.S. Large Company Portfolio. S&P 500 Index(R) Emini   03/20/15     246    $24,457     $(550)     $1,605
                                                                           -------     -----
                                                                           $24,457     $(550)     $1,605
                                                                           =======     =====

FEDERAL TAX COST

At January 31, 2015, the total cost of securities for federal income tax purposes was:

         U.S. Large Company Portfolio................... $2,769,284,230
         U.S. Large Cap Value Portfolio II..............    100,950,836
         U.S. Large Cap Value Portfolio III.............  1,742,060,055
         LWAS/DFA U.S. High Book to Market Portfolio....     29,144,215
         DFA International Value Portfolio..............  6,431,054,400
         DFA International Value Portfolio II...........     92,875,875
         DFA International Value Portfolio III..........  1,715,264,642
         DFA International Value Portfolio IV...........    215,708,548
         Tax-Managed U.S. Marketwide Value Portfolio II.    794,060,248
         Emerging Markets Portfolio II..................     24,527,373
         LWAS/DFA Two-Year Fixed Income Portfolio.......     98,225,484
         LWAS/DFA Two-Year Government Portfolio.........    146,792,457
         Global Equity Portfolio........................  2,751,848,331
         Global Allocation 60/40 Portfolio..............  2,346,410,370
         Global Allocation 25/75 Portfolio..............    648,260,620

OTHER

The Portfolios subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits do not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                       --------- --------------
 COMMON STOCKS -- (95.7%)
 Consumer Discretionary -- (12.1%)
 #   Autoliv, Inc.....................................    16,351 $    1,734,187
     Best Buy Co., Inc................................    32,996      1,161,459
     Carnival Corp.................................... 1,802,028     79,217,151
 #   CBS Corp. Class A................................     7,236        404,890
 #   Comcast Corp. Class A............................ 9,873,756    524,740,763
 #   Comcast Corp. Special Class A.................... 3,723,303    196,962,729
 #   Dillard's, Inc. Class A..........................   112,692     12,801,811
     DR Horton, Inc...................................   380,359      9,326,403
     Ford Motor Co.................................... 5,380,517     79,147,405
 #   GameStop Corp. Class A...........................   598,147     21,084,682
     Gannett Co., Inc.................................    84,952      2,634,362
     General Motors Co................................ 3,814,989    124,444,941
     Graham Holdings Co. Class B......................    32,261     30,174,359
 *   Hyatt Hotels Corp. Class A.......................    26,622      1,497,754
     Johnson Controls, Inc............................   112,338      5,220,347
 #   Kohl's Corp......................................   778,726     46,505,517
 #*  Lands' End, Inc..................................   108,496      3,763,726
     Lear Corp........................................    68,267      6,850,593
 #   Lennar Corp. Class A.............................   235,129     10,559,643
     Lennar Corp. Class B.............................     4,312        155,706
 #*  Liberty Broadband Corp...........................    85,576      3,799,574
 *   Liberty Broadband Corp. Class A..................    27,953      1,243,070
 *   Liberty Interactive Corp. Class A................ 2,576,808     70,501,467
 *   Liberty Media Corp...............................   313,578     10,699,281
 *   Liberty Media Corp. Class A......................   156,789      5,338,665
 *   Liberty TripAdvisor Holdings, Inc. Class A.......   104,723      2,507,069
 *   Liberty Ventures Series A........................   571,622     21,350,082
 *   Madison Square Garden Co. (The) Class A..........    13,157        996,643
 #*  MGM Resorts International........................ 2,137,635     41,641,130
 *   Mohawk Industries, Inc...........................   286,453     47,276,203
 *   News Corp. Class A...............................   290,667      4,328,032
 *   News Corp. Class B...............................    31,823        459,524
     Penske Automotive Group, Inc.....................     7,288        352,375
     PVH Corp.........................................    91,301     10,066,848
 #   Royal Caribbean Cruises, Ltd..................... 1,051,952     79,474,974
 #*  Sears Holdings Corp..............................    55,098      1,754,320
 #   Service Corp. International......................   281,944      6,380,393
 #   Staples, Inc..................................... 1,926,011     32,838,488
 #   Target Corp...................................... 1,106,428     81,444,165
     Time Warner Cable, Inc........................... 1,876,119    255,396,079
     Time Warner, Inc................................. 5,026,428    391,709,534
 #   Time, Inc........................................   204,079      5,110,138
 #*  Toll Brothers, Inc...............................   329,804     11,417,814
 *   TRW Automotive Holdings Corp.....................       459         47,355
     Whirlpool Corp...................................   123,680     24,622,214
                                                                 --------------
 Total Consumer Discretionary                                     2,269,143,865
                                                                 --------------
 Consumer Staples -- (7.0%)
     Archer-Daniels-Midland Co........................ 2,861,952    133,452,822
     Bunge, Ltd.......................................   553,069     49,516,268
 #   ConAgra Foods, Inc...............................   740,279     26,228,085

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
 Consumer Staples -- (Continued)
 *   Constellation Brands, Inc. Class A...............   462,850 $   51,121,782
 #   CVS Health Corp.................................. 6,986,047    685,750,374
     Energizer Holdings, Inc..........................     2,975        380,830
 #   Ingredion, Inc...................................    53,177      4,288,193
 #   JM Smucker Co. (The).............................   540,650     55,768,047
     Molson Coors Brewing Co. Class B.................   763,563     57,977,339
     Mondelez International, Inc. Class A............. 5,178,501    182,490,375
     Pinnacle Foods, Inc..............................    23,433        842,885
 #   Tyson Foods, Inc. Class A........................ 1,480,178     57,786,149
                                                                 --------------
 Total Consumer Staples...............................            1,305,603,149
                                                                 --------------
 Energy -- (18.1%)
     Anadarko Petroleum Corp.......................... 2,644,697    216,203,980
     Apache Corp...................................... 1,895,772    118,618,454
     Baker Hughes, Inc................................ 1,938,026    112,386,128
 #*  California Resources Corp........................ 1,138,527      5,829,258
 #   Chesapeake Energy Corp........................... 3,374,987     64,732,251
     Chevron Corp..................................... 5,728,547    587,347,924
     Cimarex Energy Co................................   155,458     16,043,266
 #   ConocoPhillips................................... 6,979,102    439,543,844
 #   Denbury Resources, Inc...........................   195,620      1,349,778
     Devon Energy Corp................................ 1,721,246    103,739,496
     Exxon Mobil Corp................................. 5,979,793    522,753,504
 #   Helmerich & Payne, Inc...........................   516,470     30,760,953
     Hess Corp........................................ 1,578,867    106,557,734
     HollyFrontier Corp...............................   498,931     17,921,602
     Marathon Oil Corp................................ 3,640,872     96,847,195
     Marathon Petroleum Corp.......................... 1,752,484    162,262,494
 #   Murphy Oil Corp..................................   728,510     32,717,384
     Nabors Industries, Ltd...........................   926,506     10,664,084
     National Oilwell Varco, Inc...................... 1,968,548    107,148,068
 *   Newfield Exploration Co..........................    52,309      1,557,762
 #   Noble Corp. P.L.C................................   721,779     11,707,255
     Occidental Petroleum Corp........................ 2,846,319    227,705,520
 #   Paragon Offshore P.L.C...........................   195,894        409,418
     Phillips 66...................................... 2,121,501    149,183,950
     QEP Resources, Inc...............................   458,418      9,269,212
 #*  Seventy Seven Energy, Inc........................    77,453        305,939
     Tesoro Corp......................................   615,285     50,287,243
 #   Transocean, Ltd.................................. 1,340,027     21,842,440
     Valero Energy Corp............................... 2,806,975    148,432,838
 *   Weatherford International P.L.C.................. 2,173,272     22,449,900
 #*  Whiting Petroleum Corp...........................   218,861      6,570,207
                                                                 --------------
 Total Energy.........................................            3,403,149,081
                                                                 --------------
 Financials -- (19.4%)
     ACE, Ltd.........................................   108,288     11,690,772
     Aflac, Inc.......................................   768,274     43,853,080
 *   Alleghany Corp...................................     1,128        498,678
     Allied World Assurance Co. Holdings AG...........   556,302     21,512,198
     Allstate Corp. (The).............................   930,082     64,910,423
     American Financial Group, Inc....................   458,785     26,627,881

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                         SHARES      VALUE+
                                                       ---------- ------------
 Financials -- (Continued)
     American International Group, Inc................  2,978,175 $145,543,412
     American National Insurance Co...................     68,706    7,148,172
     Assurant, Inc....................................    357,292   22,691,615
     Assured Guaranty, Ltd............................    126,617    3,091,987
     Axis Capital Holdings, Ltd.......................    550,404   28,015,564
     Bank of America Corp............................. 15,945,159  241,569,159
     Bank of New York Mellon Corp. (The)..............  3,358,699  120,913,164
     BB&T Corp........................................    571,442   20,166,188
     Capital One Financial Corp.......................  2,096,624  153,493,843
 #   Chubb Corp. (The)................................     83,414    8,166,231
 #   Cincinnati Financial Corp........................     16,670      842,002
     CIT Group, Inc...................................     25,124    1,100,934
     Citigroup, Inc...................................  5,186,218  243,492,935
     City National Corp...............................      1,633      141,565
     CME Group, Inc...................................  1,222,099  104,245,045
     CNA Financial Corp...............................    498,971   19,439,910
 #*  E*TRADE Financial Corp...........................    114,229    2,632,978
 #   Everest Re Group, Ltd............................    159,124   27,270,671
     Fifth Third Bancorp..............................  2,008,033   34,738,971
 *   Genworth Financial, Inc. Class A.................  2,374,310   16,572,684
     Goldman Sachs Group, Inc. (The)..................  1,256,452  216,624,889
     Hartford Financial Services Group, Inc. (The)....  2,415,308   93,955,481
     HCC Insurance Holdings, Inc......................     11,236      599,328
     Hudson City Bancorp, Inc.........................     71,664      642,826
     Huntington Bancshares, Inc.......................    917,718    9,195,534
     JPMorgan Chase & Co.............................. 10,686,233  581,117,351
     KeyCorp..........................................    374,205    4,860,923
 #   Legg Mason, Inc..................................    603,740   33,471,346
 #   Leucadia National Corp...........................    137,025    3,106,357
     Lincoln National Corp............................  1,364,746   68,210,005
     Loews Corp.......................................  1,977,244   75,649,355
 #   M&T Bank Corp....................................     92,548   10,472,732
     MetLife, Inc.....................................  2,280,037  106,021,721
     Morgan Stanley...................................  4,581,884  154,913,498
     NASDAQ OMX Group, Inc. (The).....................    801,702   36,557,611
 #   New York Community Bancorp, Inc..................     80,866    1,249,380
 #   Old Republic International Corp..................    632,434    8,879,373
     PartnerRe, Ltd...................................    197,083   22,546,295
 #   People's United Financial, Inc...................    145,708    2,050,112
     PNC Financial Services Group, Inc. (The).........    883,146   74,661,163
 #   Principal Financial Group, Inc...................    584,568   27,433,776
     Protective Life Corp.............................      7,158      500,702
     Prudential Financial, Inc........................  1,196,505   90,790,799
     Regions Financial Corp...........................  5,807,266   50,523,214
     Reinsurance Group of America, Inc................    339,992   28,154,738
     RenaissanceRe Holdings, Ltd......................      6,208      593,671
     State Street Corp................................    121,757    8,706,843
 #   SunTrust Banks, Inc..............................  2,080,348   79,926,970
     Torchmark Corp...................................      2,897      145,053
     Travelers Cos., Inc. (The).......................    892,236   91,739,706
     Unum Group.......................................  1,374,339   42,686,969
     Validus Holdings, Ltd............................    167,263    6,631,978
     Wells Fargo & Co.................................  5,062,126  262,825,582

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
    WR Berkley Corp..................................     36,670 $    1,796,463
    XL Group P.L.C...................................  1,434,888     49,489,287
#   Zions Bancorporation.............................    754,482     18,077,389
                                                                 --------------
Total Financials.....................................             3,635,178,482
                                                                 --------------
Health Care -- (10.7%)
*   Actavis P.L.C....................................    136,965     36,506,651
    Aetna, Inc.......................................  2,009,110    184,476,480
#   Anthem, Inc......................................  1,674,297    225,963,123
*   Bio-Rad Laboratories, Inc. Class A...............      1,222        139,882
*   Boston Scientific Corp...........................  6,573,232     97,349,566
*   CareFusion Corp..................................    907,569     53,818,842
    Cigna Corp.......................................    320,341     34,222,029
#*  Community Health Systems, Inc....................    228,842     10,771,593
#*  Express Scripts Holding Co.......................  3,072,578    247,987,771
#*  Hologic, Inc.....................................  1,211,606     36,790,416
    Humana, Inc......................................    707,042    103,539,231
*   MEDNAX, Inc......................................      4,300        291,927
#   Omnicare, Inc....................................    556,064     41,693,679
    Perrigo Co. P.L.C................................     13,380      2,030,281
    Pfizer, Inc...................................... 20,179,340    630,604,375
#   Quest Diagnostics, Inc...........................    188,268     13,380,207
#   Teleflex, Inc....................................     91,713     10,048,076
    Thermo Fisher Scientific, Inc....................  1,423,339    178,216,276
    UnitedHealth Group, Inc..........................    912,609     96,964,706
                                                                 --------------
Total Health Care....................................             2,004,795,111
                                                                 --------------
Industrials -- (11.6%)
#   ADT Corp. (The)..................................    693,704     23,863,418
*   AECOM............................................    131,051      3,331,316
#   AGCO Corp........................................    279,803     12,126,662
    Alaska Air Group, Inc............................     15,340      1,041,126
*   AMERCO...........................................        474        135,616
*   Avis Budget Group, Inc...........................    132,261      7,579,878
#*  B/E Aerospace, Inc...............................     19,114      1,114,920
    CSX Corp.........................................  5,604,703    186,636,610
    Danaher Corp.....................................    205,071     16,893,749
    Delta Air Lines, Inc.............................    101,580      4,805,750
    Eaton Corp. P.L.C................................  1,361,465     85,894,827
#*  Engility Holdings, Inc...........................      9,148        365,005
    FedEx Corp.......................................    828,737    140,147,714
    General Electric Co.............................. 24,408,709    583,124,058
#*  Genesee & Wyoming, Inc. Class A..................     15,202      1,253,405
*   Hertz Global Holdings, Inc.......................  1,345,507     27,609,804
    Ingersoll-Rand P.L.C.............................        100          6,640
*   Jacobs Engineering Group, Inc....................    175,921      6,702,590
#   Joy Global, Inc..................................     84,284      3,534,871
    KAR Auction Services, Inc........................      9,789        333,903
*   Kirby Corp.......................................      8,593        622,907
    L-3 Communications Holdings, Inc.................    421,205     51,858,760
    Manpowergroup, Inc...............................     19,031      1,386,979
    Nielsen NV.......................................     50,837      2,214,460

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Industrials -- (Continued)
#   Norfolk Southern Corp............................  1,681,939 $  171,507,320
    Northrop Grumman Corp............................  1,364,645    214,181,033
#*  NOW, Inc.........................................     54,256      1,353,687
#   Oshkosh Corp.....................................     25,867      1,108,401
    Owens Corning....................................    579,048     23,190,872
    Pentair P.L.C....................................    566,968     35,044,292
    Precision Castparts Corp.........................     75,847     15,176,985
#*  Quanta Services, Inc.............................    554,686     14,688,085
    Republic Services, Inc...........................  1,511,758     59,986,557
    Ryder System, Inc................................     55,880      4,626,305
    Southwest Airlines Co............................  3,905,821    176,464,993
    SPX Corp.........................................     22,870      1,911,246
    Stanley Black & Decker, Inc......................    718,322     67,270,855
    Textron, Inc.....................................     91,067      3,875,812
    Towers Watson & Co. Class A......................      3,045        360,832
#   Trinity Industries, Inc..........................    125,128      3,312,138
#   Triumph Group, Inc...............................     29,704      1,694,910
    Union Pacific Corp...............................  1,765,010    206,876,822
#*  United Rentals, Inc..............................     51,317      4,251,613
#*  Veritiv Corp.....................................     35,483      1,805,020
    Waste Connections, Inc...........................     53,895      2,329,342
                                                                 --------------
Total Industrials....................................             2,173,602,088
                                                                 --------------
Information Technology -- (9.0%)
    Activision Blizzard, Inc.........................  2,987,304     62,419,717
    Amdocs, Ltd......................................     22,178      1,068,536
*   Arrow Electronics, Inc...........................    568,882     31,311,265
    Avnet, Inc.......................................    694,662     28,911,832
#*  Blackhawk Network Holdings, Inc. Class B.........     16,109        533,369
    Broadcom Corp. Class A...........................     75,536      3,205,370
    Brocade Communications Systems, Inc..............    443,568      4,932,476
    CA, Inc..........................................    718,936     21,783,761
    Cisco Systems, Inc............................... 11,600,510    305,847,446
    Computer Sciences Corp...........................    170,762     10,361,838
    Corning, Inc.....................................  4,100,240     97,462,705
    EMC Corp.........................................  1,034,794     26,832,208
    Fidelity National Information Services, Inc......  1,330,304     83,050,879
#*  First Solar, Inc.................................    154,302      6,530,061
    Hewlett-Packard Co...............................  9,619,949    347,568,757
    IAC/InterActiveCorp..............................     57,051      3,477,259
*   Ingram Micro, Inc. Class A.......................    725,997     18,280,605
    Intel Corp.......................................  9,210,936    304,329,326
#   Jabil Circuit, Inc...............................    117,375      2,419,099
#   Juniper Networks, Inc............................    922,663     20,972,130
    Lam Research Corp................................    334,003     25,531,189
    Marvell Technology Group, Ltd....................    398,733      6,176,374
#*  Micron Technology, Inc...........................  3,531,520    103,349,933
*   NCR Corp.........................................      3,717         94,412
#   NVIDIA Corp......................................    704,083     13,521,914
*   ON Semiconductor Corp............................     22,525        225,475
    Western Digital Corp.............................    564,843     54,919,685
    Xerox Corp.......................................  5,729,607     75,458,924

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                       SHARES       VALUE+
                                                     ---------- ---------------
Information Technology -- (Continued)
*           Yahoo!, Inc.............................    877,399 $    38,596,782
                                                                ---------------
Total Information Technology........................              1,699,173,327
                                                                ---------------
Materials -- (3.3%)
            Alcoa, Inc..............................  4,826,610      75,536,447
            Ashland, Inc............................    388,650      46,062,798
            Bemis Co., Inc..........................     35,924       1,591,433
            CF Industries Holdings, Inc.............     69,722      21,291,704
            Dow Chemical Co. (The)..................  1,012,262      45,713,752
            Eastman Chemical Co.....................     34,246       2,427,699
            Freeport-McMoRan, Inc...................  4,647,012      78,116,272
#           Huntsman Corp...........................     18,579         407,995
            International Paper Co..................  2,043,676     107,619,978
            MeadWestvaco Corp.......................    841,379      42,304,536
            Mosaic Co. (The)........................    569,576      27,732,655
            Newmont Mining Corp.....................  1,384,540      34,821,181
            Nucor Corp..............................    926,421      40,438,277
            Reliance Steel & Aluminum Co............    359,269      18,814,918
            Rock-Tenn Co. Class A...................    264,736      17,181,366
            Sonoco Products Co......................     16,626         734,869
            Steel Dynamics, Inc.....................    923,785      15,741,296
#           United States Steel Corp................      3,958          96,734
#           Vulcan Materials Co.....................    576,239      40,630,612
                                                                ---------------
Total Materials.....................................                617,264,522
                                                                ---------------
Telecommunication Services -- (4.2%)
#           AT&T, Inc............................... 19,291,928     635,090,270
            CenturyLink, Inc........................  2,353,137      87,466,102
#           Frontier Communications Corp............  2,065,295      13,868,456
#*          Sprint Corp.............................  2,491,629      10,714,005
*           T-Mobile US, Inc........................    726,568      21,927,822
#*          United States Cellular Corp.............    239,102       8,318,359
            Windstream Holdings, Inc................    500,429       3,978,410
                                                                ---------------
Total Telecommunication Services....................                781,363,424
                                                                ---------------
Utilities -- (0.3%)
*           Calpine Corp............................    347,029       7,245,965
#           NRG Energy, Inc.........................  1,581,268      38,994,069
            UGI Corp................................    161,702       5,981,357
                                                                ---------------
Total Utilities.....................................                 52,221,391
                                                                ---------------
TOTAL COMMON STOCKS.................................             17,941,494,440
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)...........................
(degrees)*  Safeway Casa Ley Contingent Value
              Rights................................    196,076         198,998
(degrees)*  Safeway PDC, LLC Contingent Value
              Rights................................    196,076           9,568

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                       SHARES       VALUE+
                                                     ---------- ---------------
(degrees)*  Sears Holdings Corporation Rights.......          1 $            --
TOTAL RIGHTS/WARRANTS...............................                    208,566
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
            State Street Institutional Liquid
            Reserves, 0.089%........................ 60,748,355      60,748,355
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (4.0%)
(S)@ DFA Short Term Investment Fund................. 64,291,839     743,856,578
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,922,273,395)^^........................              $18,746,307,939
                                                                ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                            ----------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                            --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary.. $ 2,269,143,865           --   --    $ 2,269,143,865
   Consumer Staples........   1,305,603,149           --   --      1,305,603,149
   Energy..................   3,403,149,081           --   --      3,403,149,081
   Financials..............   3,635,178,482           --   --      3,635,178,482
   Health Care.............   2,004,795,111           --   --      2,004,795,111
   Industrials.............   2,173,602,088           --   --      2,173,602,088
   Information Technology..   1,699,173,327           --   --      1,699,173,327
   Materials...............     617,264,522           --   --        617,264,522
   Telecommunication
     Services..............     781,363,424           --   --        781,363,424
   Utilities...............      52,221,391           --   --         52,221,391
Rights/Warrants............              -- $    208,566   --            208,566
Temporary Cash Investments.      60,748,355           --   --         60,748,355
Securities Lending
  Collateral...............              --  743,856,578   --        743,856,578
                            --------------- ------------   --    ---------------
TOTAL...................... $18,002,242,795 $744,065,144   --    $18,746,307,939
                            =============== ============   ==    ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- ------------
  COMMON STOCKS -- (95.8%)
  AUSTRALIA -- (5.8%)
  *   Alumina, Ltd..................................... 4,595,906 $  6,879,211
  *   Alumina, Ltd. Sponsored ADR......................   172,484    1,026,280
      AMP, Ltd.........................................   510,725    2,277,637
      Asciano, Ltd..................................... 4,216,676   19,631,755
      ASX, Ltd.........................................     5,871      173,521
      Bank of Queensland, Ltd..........................   871,759    8,444,581
  #   Bendigo and Adelaide Bank, Ltd...................   826,382    8,558,042
      BHP Billiton, Ltd................................   746,170   17,210,210
  #   BHP Billiton, Ltd. Sponsored ADR.................   361,840   16,764,047
  *   BlueScope Steel, Ltd.............................   855,334    3,313,564
      Boral, Ltd....................................... 2,121,437    9,181,865
      Caltex Australia, Ltd............................    18,966      490,845
      Echo Entertainment Group, Ltd.................... 1,832,302    5,725,160
  #   Fortescue Metals Group, Ltd...................... 2,888,182    5,237,116
      GrainCorp, Ltd. Class A..........................   108,524      749,094
  #   Harvey Norman Holdings, Ltd...................... 1,068,950    3,264,873
  #   Incitec Pivot, Ltd............................... 4,638,959   12,938,628
  #   Leighton Holdings, Ltd...........................    60,472      962,319
      Lend Lease Group................................. 1,076,283   13,872,894
      Macquarie Group, Ltd............................. 1,184,395   57,305,473
  #   Metcash, Ltd.....................................   599,500      676,765
      National Australia Bank, Ltd..................... 2,399,516   66,174,867
      New Hope Corp., Ltd..............................    55,578      101,261
  *   Newcrest Mining, Ltd............................. 2,245,441   24,245,058
      Orica, Ltd.......................................   216,864    3,044,080
      Origin Energy, Ltd............................... 2,407,598   19,867,063
  #   Primary Health Care, Ltd.........................   718,682    2,573,975
  *   Qantas Airways, Ltd.............................. 3,218,770    6,486,053
      QBE Insurance Group, Ltd......................... 2,266,393   18,579,605
      Rio Tinto, Ltd...................................   245,440   10,944,681
      Santos, Ltd...................................... 4,404,343   26,813,736
  #   Seven Group Holdings, Ltd........................   361,999    1,434,819
  #   Sims Metal Management, Ltd.......................   209,772    1,764,817
      Sims Metal Management, Ltd. Sponsored ADR........   124,013    1,037,245
      Suncorp Group, Ltd............................... 3,736,013   42,567,325
      Tabcorp Holdings, Ltd............................ 2,121,674    7,499,149
      Tatts Group, Ltd................................. 4,209,170   12,596,822
      Toll Holdings, Ltd............................... 2,149,986   10,281,264
      Treasury Wine Estates, Ltd....................... 1,372,955    5,219,739
      Washington H Soul Pattinson & Co., Ltd...........    87,756      884,025
      Wesfarmers, Ltd.................................. 2,171,552   73,350,365
  #   Woodside Petroleum, Ltd..........................   780,069   20,717,836
      WorleyParsons, Ltd...............................    80,413      598,275
                                                                  ------------
  TOTAL AUSTRALIA......................................            551,465,940
                                                                  ------------
  AUSTRIA -- (0.1%)
      Erste Group Bank AG..............................   358,601    7,763,419
      OMV AG...........................................    93,780    2,331,451

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  AUSTRIA -- (Continued)
  #   Raiffeisen Bank International AG.................    57,158 $    667,896
                                                                  ------------
  TOTAL AUSTRIA........................................             10,762,766
                                                                  ------------
  BELGIUM -- (1.3%)
      Ageas............................................   594,176   20,346,860
      Belgacom SA......................................    93,033    3,464,942
      Colruyt SA.......................................     1,956       90,217
      Delhaize Group SA................................   246,555   20,510,023
      Delhaize Group SA Sponsored ADR..................   211,600    4,378,004
  *   KBC Groep NV.....................................   354,770   19,081,314
      Solvay SA........................................   198,220   27,099,948
      UCB SA...........................................   213,849   16,624,352
      Umicore SA.......................................   187,273    7,843,184
                                                                  ------------
  TOTAL BELGIUM........................................            119,438,844
                                                                  ------------
  CANADA -- (8.0%)
      Agnico Eagle Mines, Ltd..........................   331,609   11,181,855
  #   Agrium, Inc......................................   260,162   27,746,277
      Bank of Montreal.................................   296,513   17,043,567
      Barrick Gold Corp.(2024644)......................   706,442    9,034,141
      Barrick Gold Corp.(067901108).................... 3,305,368   42,242,603
  #*  BlackBerry, Ltd.(09228F103)......................   477,288    4,844,473
  #*  BlackBerry, Ltd.(BCBHZ31)........................   435,600    4,425,589
  #   Bonavista Energy Corp............................    27,416      129,453
      Cameco Corp.(13321L108)..........................   150,635    2,111,903
      Cameco Corp.(2166160)............................   506,586    7,128,164
      Canadian Natural Resources, Ltd.(136385101)......   900,321   26,055,290
      Canadian Natural Resources, Ltd.(2171573)........ 1,849,320   53,615,290
      Canadian Oil Sands, Ltd..........................    78,900      487,420
  #   Canadian Tire Corp., Ltd. Class A................   285,569   26,336,532
  *   Catamaran Corp...................................    90,547    4,519,201
  #   Cenovus Energy, Inc..............................   591,014   11,164,254
      Crescent Point Energy Corp.(22576C101)...........    99,393    2,359,590
  #   Crescent Point Energy Corp.(B67C8W8).............   366,047    8,699,630
      Eldorado Gold Corp.(2307873).....................   881,059    4,229,527
      Eldorado Gold Corp.(284902103)...................   109,318      522,540
      Empire Co., Ltd..................................    76,425    5,563,321
      Enbridge Income Fund Holdings, Inc...............    34,200    1,108,062
  #   Encana Corp...................................... 1,622,847   19,863,647
      Enerplus Corp.(292766102)........................   129,489    1,268,992
  #   Enerplus Corp.(B584T89)..........................   291,127    2,824,896
      Ensign Energy Services, Inc......................   452,198    3,135,173
      Fairfax Financial Holdings, Ltd..................    57,761   30,682,832
      First Quantum Minerals, Ltd...................... 1,695,455   15,464,170
  #   Genworth MI Canada, Inc..........................   112,861    2,808,424
      George Weston, Ltd...............................    78,313    6,207,354
      Goldcorp, Inc.(380956409)........................     3,218       77,329
  #   Goldcorp, Inc.(2676302)..........................   668,943   16,156,340
  #   Husky Energy, Inc................................   857,666   18,460,034
  #   Industrial Alliance Insurance & Financial
      Services, Inc....................................   239,036    7,611,078
  *   Kinross Gold Corp................................ 3,868,295   13,120,604
  #   Loblaw Cos., Ltd.................................    40,951    2,034,498

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  CANADA -- (Continued)
  *   Lundin Mining Corp...............................   774,699 $  2,755,678
      Magna International, Inc.........................   284,118   27,298,313
      Manulife Financial Corp.(56501R106)..............   102,299    1,644,968
  #   Manulife Financial Corp.(2492519)................ 3,287,435   52,725,211
      Maple Leaf Foods, Inc............................    62,100      995,985
  #*  MEG Energy Corp..................................   108,047    1,647,872
  *   New Gold, Inc....................................   454,500    1,992,260
      Osisko Gold Royalties, Ltd.......................       600        8,070
  #   Pacific Rubiales Energy Corp.....................   892,124    2,071,115
      Pan American Silver Corp.........................    16,837      197,163
  #   Pengrowth Energy Corp............................   745,097    1,993,649
  #   Penn West Petroleum, Ltd......................... 1,034,275    1,562,767
      Precision Drilling Corp.(B5YPLH9)................   793,285    4,051,641
      Precision Drilling Corp.(74022D308)..............    14,251       72,680
  #   Sun Life Financial, Inc.......................... 1,214,527   37,142,141
      Suncor Energy, Inc.(B3NB1P2)..................... 3,750,370  111,858,836
      Suncor Energy, Inc.(867224107)...................    73,439    2,189,217
      Talisman Energy, Inc.(2068299)................... 3,783,418   28,523,762
      Talisman Energy, Inc.(87425E103).................   118,049      887,728
      Teck Resources, Ltd. Class A.....................     4,115       61,821
  #   Teck Resources, Ltd. Class B..................... 1,123,435   14,543,563
  #   Thomson Reuters Corp.............................   740,465   28,413,531
      TMX Group, Ltd...................................     9,500      351,904
  #   TransAlta Corp.(2901628).........................   822,852    7,200,845
      TransAlta Corp.(89346D107).......................    18,490      161,418
  *   Turquoise Hill Resources, Ltd.(900435108)........   127,382      366,860
  *   Turquoise Hill Resources, Ltd.(B7WJ1F5)..........   756,677    2,197,323
      West Fraser Timber Co., Ltd......................    50,666    2,909,896
      Westjet Airlines, Ltd............................     1,000       24,018
  #   Whitecap Resources, Inc..........................   248,425    2,426,186
      WSP Global, Inc..................................    73,238    1,980,948
      Yamana Gold, Inc................................. 1,426,728    5,905,871
                                                                  ------------
  TOTAL CANADA.........................................            756,427,293
                                                                  ------------
  DENMARK -- (1.4%)
      AP Moeller--Maersk A.S. Class A..................     6,630   12,974,160
      AP Moeller--Maersk A.S. Class B..................    19,275   38,949,939
      Carlsberg A.S. Class B...........................   334,440   24,558,105
      Danske Bank A.S..................................   618,288   16,002,758
      H Lundbeck A.S...................................   135,698    2,755,968
  *   Jyske Bank A.S...................................   103,976    4,706,292
      TDC A.S.......................................... 2,749,229   20,346,479
  *   Vestas Wind Systems A.S..........................   225,336    8,755,117
                                                                  ------------
  TOTAL DENMARK........................................            129,048,818
                                                                  ------------
  FINLAND -- (0.8%)
      Fortum Oyj....................................... 1,444,065   30,802,983
      Kesko Oyj Class A................................       662       23,122
      Kesko Oyj Class B................................   138,917    5,076,359
      Neste Oil Oyj....................................   270,610    7,525,234
      Stora Enso Oyj Class R........................... 1,691,951   16,416,027
      Stora Enso Oyj Sponsored ADR.....................    91,500      888,465

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  FINLAND -- (Continued)
      UPM-Kymmene Oyj..................................   857,615 $ 15,074,620
      UPM-Kymmene Oyj Sponsored ADR....................    69,300    1,216,908
                                                                  ------------
  TOTAL FINLAND........................................             77,023,718
                                                                  ------------
  FRANCE -- (8.3%)
      AXA SA........................................... 4,004,754   93,678,971
      AXA SA Sponsored ADR.............................   140,900    3,315,377
      BNP Paribas SA...................................   783,124   41,118,203
  *   Bollore SA(BQR9N80)..............................    10,000       41,810
      Bollore SA(4572709).............................. 2,053,586    8,838,389
      Bouygues SA......................................   709,374   25,278,568
      Cap Gemini SA....................................    92,794    6,734,995
      Casino Guichard Perrachon SA.....................   178,667   16,209,097
  #*  CGG SA Sponsored ADR.............................   128,590      721,390
      Cie de Saint-Gobain.............................. 1,278,722   54,474,425
      Cie Generale des Etablissements Michelin.........   358,828   34,943,372
      CNP Assurances...................................   408,378    7,169,270
      Credit Agricole SA...............................   858,491   10,181,415
      Eiffage SA.......................................    46,924    2,284,622
      Electricite de France SA.........................   507,407   13,755,274
      GDF Suez......................................... 3,247,971   72,034,721
      Groupe Eurotunnel SE.............................   377,366    5,066,778
      Lafarge SA.......................................   519,321   35,581,622
      Lagardere SCA....................................   221,491    6,058,002
      Natixis SA....................................... 2,133,151   13,566,794
      Orange SA........................................ 3,989,277   70,183,635
  *   Peugeot SA....................................... 1,247,729   17,985,278
      Renault SA.......................................   759,515   58,046,967
      Rexel SA.........................................   568,634   10,624,195
      SCOR SE..........................................   315,089    9,808,697
      Societe Generale SA.............................. 1,060,580   42,588,977
      STMicroelectronics NV............................ 1,904,563   15,814,278
      Total SA.........................................   718,974   36,905,340
      Vallourec SA.....................................   290,641    6,306,034
      Vivendi SA....................................... 2,935,239   69,410,746
                                                                  ------------
  TOTAL FRANCE.........................................            788,727,242
                                                                  ------------
  GERMANY -- (7.6%)
      Allianz SE.......................................   768,935  126,790,708
  #   Allianz SE ADR................................... 2,811,910   46,396,515
      Bayerische Motoren Werke AG......................   829,743   96,491,303
      Celesio AG.......................................   108,168    3,204,291
  *   Commerzbank AG................................... 1,603,495   19,224,775
      Daimler AG....................................... 2,214,556  200,560,781
  #   Deutsche Bank AG(D18190898)......................   464,576   13,463,412
      Deutsche Bank AG(5750355)........................   791,806   22,984,257
      Deutsche Lufthansa AG............................   895,598   15,148,100
      Deutsche Telekom AG Sponsored ADR................       628       10,802
      E.ON SE.......................................... 2,493,630   38,601,224
      Fraport AG Frankfurt Airport Services Worldwide..    81,872    5,002,593
      Hannover Rueck SE................................    47,074    4,219,116
      HeidelbergCement AG..............................   392,698   28,878,673

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 GERMANY -- (Continued)
     K+S AG...........................................    444,055 $ 14,020,237
 *   Metro AG.........................................    185,805    5,717,494
     Muenchener Rueckversicherungs-Gesellschaft AG....    273,971   54,926,148
 *   Osram Licht AG...................................      7,353      338,004
 *   Talanx AG........................................     88,898    2,707,502
     Telefonica Deutschland Holding AG................  1,030,206    5,715,355
     Volkswagen AG....................................     73,902   16,408,165
                                                                  ------------
 TOTAL GERMANY........................................             720,809,455
                                                                  ------------
 HONG KONG -- (3.1%)
     Cathay Pacific Airways, Ltd......................  4,437,000   10,317,734
     Cheung Kong Holdings, Ltd........................    706,000   13,472,440
 *   FIH Mobile, Ltd..................................  2,003,000      891,030
     Great Eagle Holdings, Ltd........................    678,324    2,258,776
     Guoco Group, Ltd.................................     12,000      141,563
     Hang Lung Group, Ltd.............................    589,000    2,808,779
     Hang Lung Properties, Ltd........................    674,000    1,973,101
     Henderson Land Development Co., Ltd..............  2,750,177   19,693,976
     Hongkong & Shanghai Hotels (The).................  1,690,631    2,418,675
     Hopewell Holdings, Ltd...........................  1,244,169    4,662,665
     Hutchison Whampoa, Ltd...........................  5,076,000   67,176,617
     Kerry Logistics Network, Ltd.....................    325,000      495,704
     Kerry Properties, Ltd............................  1,777,000    6,313,405
     MTR Corp., Ltd...................................  1,136,426    5,034,402
     New World Development Co., Ltd................... 22,810,543   27,254,563
     Orient Overseas International, Ltd...............    709,500    4,623,795
     Shangri-La Asia, Ltd.............................  2,604,000    3,373,611
     Sino Land Co., Ltd...............................  4,993,765    8,376,769
     Sun Hung Kai Properties, Ltd.....................  2,883,920   46,853,888
     Swire Pacific, Ltd. Class A......................  1,011,500   13,545,576
     Swire Pacific, Ltd. Class B......................    312,500      763,426
     Wharf Holdings, Ltd. (The).......................  3,706,990   30,150,330
     Wheelock & Co., Ltd..............................  3,670,000   20,811,294
                                                                  ------------
 TOTAL HONG KONG......................................             293,412,119
                                                                  ------------
 IRELAND -- (0.2%)
 *   Bank of Ireland.................................. 30,521,940    9,186,147
     CRH P.L.C........................................    295,666    7,133,137
     CRH P.L.C. Sponsored ADR.........................    215,216    5,195,314
                                                                  ------------
 TOTAL IRELAND........................................              21,514,598
                                                                  ------------
 ISRAEL -- (0.3%)
     Azrieli Group....................................     11,195      386,202
     Bank Hapoalim BM.................................  3,220,797   14,306,947
 *   Bank Leumi Le-Israel BM..........................  3,225,754   10,754,341
     Elbit Systems, Ltd.(M3760D101)...................      1,501       92,747
     Elbit Systems, Ltd.(6308913).....................        323       19,860
 *   Israel Discount Bank, Ltd. Class A...............    832,836    1,301,217
     Migdal Insurance & Financial Holding, Ltd........     10,788       12,844
 *   Mizrahi Tefahot Bank, Ltd........................    210,410    2,296,134

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 ISRAEL -- (Continued)
     Teva Pharmaceutical Industries, Ltd. Sponsored
        ADR...........................................     13,324 $    757,603
                                                                  ------------
 TOTAL ISRAEL.........................................              29,927,895
                                                                  ------------
 ITALY -- (1.7%)
 *   Banca Monte dei Paschi di Siena SpA..............  5,536,180    2,502,903
 *   Banco Popolare SC................................    666,220    8,407,560
     Eni SpA..........................................    547,496    9,213,578
 *   Finmeccanica SpA.................................    185,045    2,020,981
     Intesa Sanpaolo SpA.............................. 10,630,153   31,085,326
     Mediobanca SpA...................................  1,909,740   16,542,572
 *   Telecom Italia SpA...............................  2,527,950    2,937,393
 #*  Telecom Italia SpA Sponsored ADR.................  1,874,500   21,556,750
     UniCredit SpA....................................  6,940,290   40,914,793
     Unione di Banche Italiane SCPA...................  3,582,791   24,643,520
                                                                  ------------
 TOTAL ITALY..........................................             159,825,376
                                                                  ------------
 JAPAN -- (20.8%)
     77 Bank, Ltd. (The)..............................    529,372    2,927,667
 #   Aeon Co., Ltd....................................  2,819,200   29,776,763
     Aisin Seiki Co., Ltd.............................    642,200   22,435,650
     Alfresa Holdings Corp............................    386,000    4,576,350
     Amada Co., Ltd...................................    563,600    5,136,667
     Aoyama Trading Co., Ltd..........................     20,400      685,631
     Asahi Glass Co., Ltd.............................  2,489,000   13,241,438
     Asahi Kasei Corp.................................  4,700,000   46,417,476
     Autobacs Seven Co., Ltd..........................    199,700    2,923,726
     Awa Bank, Ltd. (The).............................     65,600      353,543
     Bank of Kyoto, Ltd. (The)........................    709,400    5,947,388
     Bank of Yokohama, Ltd. (The).....................  2,785,000   15,027,478
     Canon Marketing Japan, Inc.......................    136,100    2,473,082
     Chiba Bank, Ltd. (The)...........................  1,204,000    8,113,961
     Chugoku Bank, Ltd. (The).........................    310,800    4,421,063
     Citizen Holdings Co., Ltd........................    689,600    5,504,470
 #   Coca-Cola East Japan Co., Ltd....................     42,400      705,958
     Coca-Cola West Co., Ltd..........................    159,107    2,275,750
 #   Cosmo Oil Co., Ltd...............................  1,287,364    1,735,731
     Dai Nippon Printing Co., Ltd.....................  1,335,000   12,006,187
     Dai-ichi Life Insurance Co., Ltd. (The)..........  1,110,400   14,876,705
     Daicel Corp......................................    240,700    2,992,655
     Daido Steel Co., Ltd.............................    675,000    2,643,901
 #   Daihatsu Motor Co., Ltd..........................    315,700    4,402,270
     Daiichi Sankyo Co., Ltd..........................    610,000    8,849,488
     Denki Kagaku Kogyo K.K...........................    992,000    3,908,594
     DIC Corp.........................................  1,508,000    3,733,512
     Ebara Corp.......................................    633,000    2,434,776
     Fuji Media Holdings, Inc.........................     74,400      935,239
     FUJIFILM Holdings Corp...........................    838,600   28,342,742
     Fukuoka Financial Group, Inc.....................  1,218,000    6,078,754
 #   Fukuyama Transporting Co., Ltd...................     85,000      475,281
 #   Furukawa Electric Co., Ltd.......................    633,000    1,052,987
     Glory, Ltd.......................................    185,800    4,869,167
     Gunma Bank, Ltd. (The)...........................    650,397    4,276,376

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THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  JAPAN -- (Continued)
      H2O Retailing Corp...............................    198,900 $ 3,513,213
      Hachijuni Bank, Ltd. (The).......................    620,231   4,087,308
      Hankyu Hanshin Holdings, Inc.....................  1,876,000  10,427,622
      Higo Bank, Ltd. (The)............................    282,000   1,529,171
      Hiroshima Bank, Ltd. (The).......................  1,041,000   5,178,124
  #   Hitachi Capital Corp.............................     47,000     924,054
      Hitachi Chemical Co., Ltd........................    234,500   4,717,707
      Hitachi Construction Machinery Co., Ltd..........    322,800   5,967,789
      Hitachi High-Technologies Corp...................     30,300     941,267
      Hitachi Transport System, Ltd....................    105,000   1,373,656
      Hokuhoku Financial Group, Inc....................  1,919,000   3,954,403
      Honda Motor Co., Ltd.............................  2,839,900  85,693,275
  #   House Foods Group, Inc...........................    111,600   2,232,713
      Ibiden Co., Ltd..................................    459,900   6,913,837
      Idemitsu Kosan Co., Ltd..........................    337,596   5,635,115
      Iida Group Holdings Co., Ltd.....................    108,600   1,350,725
      Inpex Corp.......................................  1,335,200  14,775,797
      Isetan Mitsukoshi Holdings, Ltd..................    550,400   7,804,277
      ITOCHU Corp......................................  3,608,800  36,540,736
      Iyo Bank, Ltd. (The).............................    476,000   5,492,629
      J Front Retailing Co., Ltd.......................    894,300  11,396,267
      JFE Holdings, Inc................................  1,259,700  27,747,861
      Joyo Bank, Ltd. (The)............................  1,307,000   6,569,249
      JTEKT Corp.......................................     49,900     822,958
      JX Holdings, Inc.................................  6,026,333  22,238,561
  #   K's Holdings Corp................................     77,800   2,284,975
      Kagoshima Bank, Ltd. (The).......................    358,143   2,241,018
      Kajima Corp......................................  1,305,000   5,163,261
      Kamigumi Co., Ltd................................    442,000   4,416,924
      Kaneka Corp......................................  1,045,542   6,381,560
      Kawasaki Kisen Kaisha, Ltd.......................  3,579,000  10,244,763
      Keiyo Bank, Ltd. (The)...........................    418,000   2,280,519
      Kewpie Corp......................................     47,400   1,100,541
      Kinden Corp......................................    207,000   2,451,963
      Kirin Holdings Co., Ltd..........................    341,000   4,591,296
      Kobe Steel, Ltd.................................. 12,790,000  22,431,212
      Konica Minolta, Inc..............................  1,762,300  19,393,071
      Kuraray Co., Ltd.................................  1,109,700  13,934,370
      Kurita Water Industries, Ltd.....................     13,500     287,597
      Kyocera Corp.....................................    229,500  10,101,364
      Kyocera Corp. Sponsored ADR......................     25,197   1,101,613
      Kyowa Hakko Kirin Co., Ltd.......................    391,000   4,452,515
      Lintec Corp......................................      5,100     112,227
      LIXIL Group Corp.................................    459,700   8,956,820
      Maeda Road Construction Co., Ltd.................     36,000     568,103
      Marubeni Corp....................................  2,982,600  16,463,161
      Marui Group Co., Ltd.............................    386,642   4,018,985
      Maruichi Steel Tube, Ltd.........................     74,700   1,766,410
      Matsumotokiyoshi Holdings Co., Ltd...............      5,000     164,777
      Medipal Holdings Corp............................    367,600   4,288,896
      Mitsubishi Chemical Holdings Corp................  6,096,500  31,597,125
      Mitsubishi Corp..................................  1,045,900  18,245,934
      Mitsubishi Gas Chemical Co., Inc.................    609,000   2,753,503

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THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 JAPAN -- (Continued)
     Mitsubishi Logistics Corp........................      5,000 $     74,361
 #   Mitsubishi Materials Corp........................  4,804,000   15,148,750
     Mitsubishi Tanabe Pharma Corp....................    167,800    2,652,757
     Mitsubishi UFJ Financial Group, Inc.............. 21,459,506  114,041,508
 #   Mitsubishi UFJ Financial Group, Inc. ADR.........  4,781,372   25,341,272
     Mitsui & Co., Ltd................................  1,339,800   17,048,620
     Mitsui & Co., Ltd. Sponsored ADR.................     11,723    2,977,642
     Mitsui Chemicals, Inc............................  3,169,800    9,274,739
     Mitsui Engineering & Shipbuilding Co., Ltd.......  1,497,000    2,433,818
     Mitsui Mining & Smelting Co., Ltd................     69,030      144,147
 #   Mitsui OSK Lines, Ltd............................  3,362,000   11,349,972
     Mizuho Financial Group, Inc...................... 51,633,200   84,426,366
     Mizuho Financial Group, Inc. ADR.................    205,757      662,538
     MS&AD Insurance Group Holdings...................    481,553   11,708,574
     Nagase & Co., Ltd................................    235,889    2,932,497
     Nanto Bank, Ltd. (The)...........................     71,000      238,023
     NEC Corp......................................... 10,559,101   29,825,803
     NH Foods, Ltd....................................    429,536   10,619,037
     NHK Spring Co., Ltd..............................    472,100    4,258,257
 #   Nikon Corp.......................................    779,200    9,886,724
     Nippo Corp.......................................    148,000    2,301,322
 #   Nippon Electric Glass Co., Ltd...................    633,000    3,266,933
     Nippon Express Co., Ltd..........................  3,154,238   18,401,207
     Nippon Paper Industries Co., Ltd.................    334,100    5,268,448
     Nippon Shokubai Co., Ltd.........................    308,000    4,137,208
 #   Nippon Steel & Sumitomo Metal Corp............... 19,063,940   44,558,013
     Nippon Yusen K.K.................................  7,040,000   20,930,691
     Nishi-Nippon City Bank, Ltd. (The)...............  1,412,569    4,587,116
     Nissan Motor Co., Ltd............................  5,844,900   49,840,731
     Nisshin Seifun Group, Inc........................    361,018    4,440,065
     Nisshinbo Holdings, Inc..........................    305,000    3,427,343
 #   NOK Corp.........................................    196,420    5,650,093
     Nomura Holdings, Inc.............................  1,414,000    7,517,741
     Nomura Real Estate Holdings, Inc.................    166,300    2,798,293
     NTN Corp.........................................  1,550,000    6,633,563
     NTT DOCOMO, Inc..................................  3,091,700   52,191,929
     NTT DOCOMO, Inc. Sponsored ADR...................      6,118      103,272
     Obayashi Corp....................................    355,682    2,251,548
     Oji Holdings Corp................................  3,392,000   12,786,018
     Otsuka Holdings Co., Ltd.........................    204,000    6,311,568
     Resona Holdings, Inc.............................  3,227,600   16,012,800
     Ricoh Co., Ltd...................................  3,215,400   31,367,427
     Rohm Co., Ltd....................................    220,700   14,189,213
     Sankyo Co., Ltd..................................     82,500    2,965,056
     SBI Holdings, Inc................................    311,800    3,331,764
     Sega Sammy Holdings, Inc.........................    103,400    1,346,495
     Seino Holdings Co., Ltd..........................    315,000    3,427,616
     Sekisui Chemical Co., Ltd........................    125,000    1,367,094
 #   Sekisui House, Ltd...............................  2,117,600   27,383,789
     Shiga Bank, Ltd. (The)...........................    451,185    2,516,730
 #   Shinsei Bank, Ltd................................  1,911,000    3,463,732
     Shizuoka Bank, Ltd. (The)........................    998,000    9,119,439
     Showa Denko K.K..................................  5,905,000    7,547,040

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THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
#   Showa Shell Sekiyu K.K............................   231,300 $    2,257,384
    SKY Perfect JSAT Holdings, Inc....................   524,100      3,173,884
    Sohgo Security Services Co., Ltd..................    37,300        954,669
#   Sojitz Corp....................................... 1,906,800      2,464,738
    Sompo Japan Nipponkoa Holdings, Inc...............   373,700     10,369,056
    Sony Corp.........................................   543,800     12,790,762
#   Sony Corp. Sponsored ADR.......................... 1,493,847     34,791,697
    Sumitomo Chemical Co., Ltd........................ 6,747,000     26,544,726
    Sumitomo Corp.....................................   852,600      8,413,757
    Sumitomo Dainippon Pharma Co., Ltd................    75,200        790,513
    Sumitomo Electric Industries, Ltd................. 2,774,300     35,748,742
    Sumitomo Forestry Co., Ltd........................   493,000      4,585,384
    Sumitomo Heavy Industries, Ltd.................... 1,646,000      8,907,175
    Sumitomo Metal Mining Co., Ltd....................   794,000     11,347,908
    Sumitomo Mitsui Financial Group, Inc.............. 2,728,500     91,559,818
    Sumitomo Mitsui Trust Holdings, Inc............... 4,217,629     14,831,400
    Sumitomo Osaka Cement Co., Ltd....................   196,000        569,939
    Sumitomo Rubber Industries, Ltd...................   417,600      6,493,881
    Suzuken Co., Ltd..................................   119,500      3,366,607
    Suzuki Motor Corp.................................   493,900     15,617,197
    T&D Holdings, Inc................................. 2,073,500     23,350,901
    Taisho Pharmaceutical Holdings Co., Ltd...........    49,199      3,121,639
    Takashimaya Co., Ltd..............................   753,634      6,610,190
    TDK Corp..........................................   530,100     33,036,688
    Teijin, Ltd....................................... 3,936,450     11,726,072
    Tokai Rika Co., Ltd...............................   165,500      3,407,979
    Tokio Marine Holdings, Inc........................   692,300     24,169,709
    Tokyo Broadcasting System Holdings, Inc...........    85,300        973,547
    Toppan Printing Co., Ltd.......................... 1,032,000      6,893,823
    Toshiba TEC Corp..................................    36,000        222,075
    Tosoh Corp........................................ 1,671,000      9,008,123
    Toyo Seikan Group Holdings, Ltd...................   284,849      3,654,647
    Toyobo Co., Ltd...................................   664,000        893,038
    Toyoda Gosei Co., Ltd.............................   203,600      4,485,208
#   Toyota Boshoku Corp...............................   156,600      2,067,265
#   Toyota Tsusho Corp................................   890,000     21,077,455
#   Ube Industries, Ltd............................... 3,078,000      4,609,783
#   Ushio, Inc........................................    44,200        512,063
    Wacoal Holdings Corp..............................   179,000      1,774,230
#   Yamada Denki Co., Ltd............................. 1,608,100      5,974,303
    Yamaguchi Financial Group, Inc....................   510,148      5,307,563
    Yamaha Corp.......................................   423,000      6,160,098
    Yamato Kogyo Co., Ltd.............................    62,200      1,600,772
    Yamazaki Baking Co., Ltd..........................   341,000      5,020,550
    Yokohama Rubber Co., Ltd. (The)...................   406,000      3,819,634
                                                                 --------------
TOTAL JAPAN...........................................            1,977,724,537
                                                                 --------------
NETHERLANDS -- (2.6%)
    Aegon NV.......................................... 2,915,542     20,778,671
    Akzo Nobel NV.....................................    31,747      2,287,092
#   ArcelorMittal(B03XPL1)............................ 3,474,174     33,191,184
#   ArcelorMittal(B295F26)............................   638,488      6,155,024
    Boskalis Westminster NV...........................   170,874      7,554,086

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THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 NETHERLANDS -- (Continued)
 *   ING Groep NV.....................................  6,479,202 $ 80,552,039
 #*  ING Groep NV Sponsored ADR.......................  1,297,167   16,136,758
     Koninklijke Ahold NV.............................    246,583    4,450,440
     Koninklijke DSM NV...............................    654,058   34,691,747
     Koninklijke KPN NV...............................  3,251,631   10,035,771
     Koninklijke Philips NV...........................  1,159,088   31,961,692
     TNT Express NV...................................     72,118      471,675
                                                                  ------------
 TOTAL NETHERLANDS....................................             248,266,179
                                                                  ------------
 NEW ZEALAND -- (0.1%)
     Auckland International Airport, Ltd..............    726,822    2,350,736
     Contact Energy, Ltd..............................  1,292,916    6,635,477
     Fletcher Building, Ltd...........................    272,978    1,658,278
                                                                  ------------
 TOTAL NEW ZEALAND....................................              10,644,491
                                                                  ------------
 NORWAY -- (0.8%)
     Aker ASA Class A.................................     67,111    1,433,392
     DNB ASA..........................................  1,389,354   20,129,798
     Norsk Hydro ASA..................................  1,614,075    9,485,498
     Norsk Hydro ASA Sponsored ADR....................     59,900      354,009
 #   Seadrill, Ltd....................................    389,333    4,181,436
     SpareBank 1 SR Bank ASA..........................     35,893      225,391
     Statoil ASA......................................    990,235   16,582,752
 #   Statoil ASA Sponsored ADR........................    449,714    7,555,195
 *   Storebrand ASA...................................    777,915    2,351,623
     Subsea 7 SA......................................    669,306    5,693,468
     Yara International ASA...........................    201,845   10,508,523
                                                                  ------------
 TOTAL NORWAY.........................................              78,501,085
                                                                  ------------
 PORTUGAL -- (0.0%)
 #*  Banco Comercial Portugues SA.....................  6,525,893      459,593
 *   Banco Espirito Santo SA..........................  2,631,973           --
     EDP Renovaveis SA................................    541,158    3,617,389
                                                                  ------------
 TOTAL PORTUGAL.......................................               4,076,982
                                                                  ------------
 SINGAPORE -- (1.3%)
     CapitaLand, Ltd..................................  3,546,600    9,102,603
     City Developments, Ltd...........................    555,000    4,113,644
     DBS Group Holdings, Ltd..........................  2,067,587   30,144,628
     Golden Agri-Resources, Ltd....................... 15,835,000    4,912,069
     GuocoLand, Ltd...................................      9,000       11,949
 #   Hutchison Port Holdings Trust.................... 10,411,000    7,423,647
     Keppel Land, Ltd.................................  1,797,000    6,026,171
 #*  Neptune Orient Lines, Ltd........................  1,388,004    1,034,550
     Noble Group, Ltd................................. 12,863,000   10,062,017
     Olam International, Ltd..........................    281,000      409,104
 #   OUE, Ltd.........................................    405,000      657,727
     Singapore Airlines, Ltd..........................  2,371,600   22,151,980
     United Industrial Corp., Ltd.....................  2,016,166    5,249,746
     UOL Group, Ltd...................................  1,001,864    5,331,782
     Venture Corp., Ltd...............................    368,400    2,212,246
     Wheelock Properties Singapore, Ltd...............    861,000    1,193,755

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 SINGAPORE -- (Continued)
     Wilmar International, Ltd........................  4,154,000 $  9,858,233
                                                                  ------------
 TOTAL SINGAPORE......................................             119,895,851
                                                                  ------------
 SPAIN -- (2.5%)
 *   Acciona SA.......................................    101,533    7,257,973
     Banco de Sabadell SA............................. 16,018,603   40,480,371
 *   Banco Popular....................................     15,223       64,576
     Banco Popular Espanol SA.........................  3,593,049   15,187,656
     Banco Santander SA...............................  3,479,769   23,405,163
     Banco Santander SA Sponsored ADR.................    743,495    4,973,981
     CaixaBank SA.....................................  2,227,101    9,700,680
     Iberdrola SA..................................... 14,302,198   98,719,826
     Mapfre SA........................................  2,258,646    7,603,407
     Repsol SA........................................  1,624,952   28,785,631
                                                                  ------------
 TOTAL SPAIN..........................................             236,179,264
                                                                  ------------
 SWEDEN -- (3.2%)
     Boliden AB.......................................  1,081,129   16,889,104
     Holmen AB Class A................................      5,131      185,584
     Holmen AB Class B................................     26,875      969,677
     ICA Gruppen AB...................................      2,667      102,470
     Meda AB Class A..................................    308,435    4,344,020
     Nordea Bank AB...................................  3,699,255   46,964,864
     Skandinaviska Enskilda Banken AB Class A.........  3,767,728   45,369,454
 #   Skandinaviska Enskilda Banken AB Class C.........     22,560      280,627
 #*  SSAB AB Class A..................................    181,327      880,595
 *   SSAB AB Class B..................................     77,575      333,853
     Svenska Cellulosa AB Class A.....................     69,959    1,689,096
     Svenska Cellulosa AB Class B.....................  2,234,256   53,854,757
     Svenska Handelsbanken AB Class A.................    391,721   18,549,536
     Svenska Handelsbanken AB Class B.................      3,295      153,583
     Swedbank AB Class A..............................    674,237   16,310,362
     Tele2 AB Class B.................................    740,123    8,372,840
     Telefonaktiebolaget LM Ericsson Class A..........     28,098      328,744
     Telefonaktiebolaget LM Ericsson Class B..........  4,879,427   59,159,419
 #   Telefonaktiebolaget LM Ericsson Sponsored ADR....    952,162   11,549,725
     TeliaSonera AB...................................  3,717,354   22,905,443
                                                                  ------------
 TOTAL SWEDEN.........................................             309,193,753
                                                                  ------------
 SWITZERLAND -- (10.1%)
     ABB, Ltd.........................................  3,506,609   67,418,797
 #   ABB, Ltd. Sponsored ADR..........................     98,484    1,884,984
     Adecco SA........................................    571,300   42,678,122
     Aryzta AG........................................    244,085   18,298,902
     Baloise Holding AG...............................    200,163   26,054,657
     Banque Cantonale Vaudoise........................        468      273,060
     Cie Financiere Richemont SA......................    444,778   36,951,308
     Clariant AG......................................    951,816   15,292,132
     Credit Suisse Group AG...........................    290,425    6,115,143
 #   Credit Suisse Group AG Sponsored ADR.............    849,993   17,883,853
 *   Dufry AG.........................................      7,921    1,163,613
     Givaudan SA......................................      5,469    9,969,030

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CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 SWITZERLAND -- (Continued)
     Holcim, Ltd......................................    887,877 $ 62,074,035
     Julius Baer Group, Ltd...........................    245,755    9,998,327
     Lonza Group AG...................................    162,986   19,303,444
     Novartis AG......................................  2,434,443  237,243,091
     Novartis AG ADR..................................    681,571   66,385,015
     Sulzer AG........................................     50,596    5,357,116
     Swatch Group AG (The)............................     44,280    3,255,119
     Swiss Life Holding AG............................     75,209   16,783,150
     Swiss Re AG......................................  1,091,315   98,444,682
     Syngenta AG......................................     64,012   20,850,866
     UBS Group AG(BRJL176)............................  3,486,465   58,436,829
 *   UBS Group AG(H42097107)..........................    500,015    8,340,250
     Zurich Insurance Group AG........................    333,311  110,518,657
                                                                  ------------
 TOTAL SWITZERLAND....................................             960,974,182
                                                                  ------------
 UNITED KINGDOM -- (15.8%)
     Anglo American P.L.C.............................  3,418,604   57,103,048
     Barclays P.L.C...................................     26,480       92,998
     Barclays P.L.C. Sponsored ADR....................  4,944,879   69,426,101
     Barratt Developments P.L.C.......................  1,006,942    6,931,262
     BP P.L.C.........................................  1,912,816   12,287,991
     BP P.L.C. Sponsored ADR..........................  7,651,020  297,089,106
     Carnival P.L.C...................................    569,266   25,486,688
 #   Carnival P.L.C. ADR..............................    206,977    9,222,895
     Friends Life Group, Ltd..........................  3,422,696   20,467,296
     Glencore P.L.C...................................  9,442,477   35,207,040
     HSBC Holdings P.L.C..............................  9,576,787   87,619,995
     HSBC Holdings P.L.C. Sponsored ADR...............  2,106,497   96,309,042
     Investec P.L.C...................................  1,195,168   10,042,081
 #   J Sainsbury P.L.C................................  5,377,115   20,605,161
     Kingfisher P.L.C.................................  7,866,494   40,466,528
 *   Lloyds Banking Group P.L.C....................... 52,196,847   57,824,391
 *   Lloyds Banking Group P.L.C. ADR..................  1,528,251    6,709,022
     Old Mutual P.L.C.................................  9,672,569   30,177,153
 #   Pearson P.L.C. Sponsored ADR.....................  1,179,255   23,891,706
 *   Royal Bank of Scotland Group P.L.C...............  3,666,673   19,909,015
 #*  Royal Bank of Scotland Group P.L.C. Sponsored
       ADR............................................    400,166    4,345,803
 #   Royal Dutch Shell P.L.C.(B03MM73)................  3,323,210  212,652,208
     Royal Dutch Shell P.L.C.(B03MLX2)................    578,802   17,639,316
     Royal Dutch Shell P.L.C.(B03MM40)................    255,146    8,077,913
     Royal Dutch Shell P.L.C. ADR.....................    755,142   46,403,476
 *   RSA Insurance Group P.L.C........................  1,030,609    7,032,648
     Standard Chartered P.L.C.........................  4,120,837   54,950,897
     Vedanta Resources P.L.C..........................     64,463      360,220
     Vodafone Group P.L.C............................. 30,735,167  108,079,533
     Vodafone Group P.L.C. Sponsored ADR..............  2,488,357   87,415,991

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THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
 UNITED KINGDOM -- (Continued)
       WM Morrison Supermarkets P.L.C................  9,456,529 $   25,514,875
                                                                 --------------
 TOTAL UNITED KINGDOM................................             1,499,341,399
                                                                 --------------
 TOTAL COMMON STOCKS.................................             9,103,181,787
                                                                 --------------
 PREFERRED STOCKS -- (0.2%)
 GERMANY -- (0.2%)
       Porsche Automobil Holding SE..................    254,382     21,317,902
                                                                 --------------
 RIGHTS/WARRANTS -- (0.0%)
 SPAIN -- (0.0%)
 *     Banco Santander SA............................  3,479,768        532,706
                                                                 --------------
 SECURITIES LENDING COLLATERAL -- (4.0%)
 (S)@  DFA Short Term Investment Fund................ 33,040,228    382,275,441
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $8,890,559,483)^^...........................            $9,507,307,836
                                                                 ==============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
 Common Stocks
    Australia............. $   18,827,572 $  532,638,368   --    $  551,465,940
    Austria...............             --     10,762,766   --        10,762,766
    Belgium...............      4,378,004    115,060,840   --       119,438,844
    Canada................    756,427,293             --   --       756,427,293
    Denmark...............             --    129,048,818   --       129,048,818
    Finland...............      2,105,373     74,918,345   --        77,023,718
    France................      4,078,577    784,648,665   --       788,727,242
    Germany...............     59,870,729    660,938,726   --       720,809,455
    Hong Kong.............             --    293,412,119   --       293,412,119
    Ireland...............      5,195,314     16,319,284   --        21,514,598
    Israel................        850,350     29,077,545   --        29,927,895
    Italy.................     21,556,750    138,268,626   --       159,825,376
    Japan.................     64,978,034  1,912,746,503   --     1,977,724,537
    Netherlands...........     22,291,782    225,974,397   --       248,266,179
    New Zealand...........             --     10,644,491   --        10,644,491
    Norway................     12,090,640     66,410,445   --        78,501,085
    Portugal..............             --      4,076,982   --         4,076,982
    Singapore.............             --    119,895,851   --       119,895,851
    Spain.................      4,973,981    231,205,283   --       236,179,264
    Sweden................     11,549,725    297,644,028   --       309,193,753
    Switzerland...........    152,930,931    808,043,251   --       960,974,182
    United Kingdom........    853,465,350    645,876,049   --     1,499,341,399
 Preferred Stocks
    Germany...............             --     21,317,902   --        21,317,902
 Rights/Warrants
    Spain.................             --        532,706   --           532,706
 Securities Lending
    Collateral............             --    382,275,441   --       382,275,441
                           -------------- --------------   --    --------------
 TOTAL.................... $1,995,570,405 $7,511,737,431   --    $9,507,307,836
                           ============== ==============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
  COMMON STOCKS -- (91.6%)
  BRAZIL -- (5.6%)
      AES Tiete SA.....................................    76,084 $   387,250
      ALL--America Latina Logistica SA.................   508,831     733,611
      AMBEV SA.........................................   855,320   5,627,688
  #   AMBEV SA ADR..................................... 4,741,571  31,199,537
      Banco Bradesco SA................................   730,582   9,144,655
      Banco do Brasil SA...............................   851,292   6,561,361
      BB Seguridade Participacoes SA...................   640,554   6,997,133
      BM&FBovespa SA................................... 2,571,308   8,703,912
      BR Malls Participacoes SA........................   647,523   3,686,417
  #   Braskem SA Sponsored ADR.........................   165,709   1,560,979
      BRF SA...........................................    97,000   2,316,511
      BRF SA ADR.......................................   539,479  12,796,442
      CCR SA........................................... 1,120,568   6,390,769
      Centrais Eletricas Brasileiras SA................   322,700     619,248
  #   Centrais Eletricas Brasileiras SA ADR............    86,923     199,923
      Centrais Eletricas Brasileiras SA Sponsored ADR..   100,200     188,376
      CETIP SA--Mercados Organizados...................   378,600   4,866,493
      Cia Brasileira de Distribuicao ADR...............    85,830   2,816,082
      Cia de Saneamento Basico do Estado de Sao Paulo.. 324,000 1,614,741 Cia de Saneamento Basico do Estado de Sao Paulo
        ADR............................................   178,668     868,326
      Cia Energetica de Minas Gerais...................    87,787     412,333
      Cia Paranaense de Energia........................    30,400     245,571
  #   Cia Paranaense de Energia Sponsored ADR..........    57,783     670,283
      Cia Siderurgica Nacional SA......................   633,652     982,388
  #   Cia Siderurgica Nacional SA Sponsored ADR........   911,142   1,366,713
      Cielo SA.........................................   860,850  12,824,084
  *   Cosan Logistica SA...............................   177,069     145,058
      Cosan SA Industria e Comercio....................   177,069   1,625,345
      CPFL Energia SA..................................   241,793   1,524,698
  #   CPFL Energia SA ADR..............................    63,516     794,585
      Duratex SA.......................................   569,365   1,574,230
      EcoRodovias Infraestrutura e Logistica SA........   249,477     962,267
      Embraer SA.......................................    75,370     669,286
      Embraer SA ADR...................................   187,162   6,599,332
      Estacio Participacoes SA.........................   332,318   2,069,360
  #*  Fibria Celulose SA Sponsored ADR.................   514,098   6,236,009
      Gerdau SA........................................   148,832     412,323
      Gerdau SA Sponsored ADR..........................   411,092   1,418,267
      Guararapes Confeccoes SA.........................     8,056     235,528
  *   Hypermarcas SA...................................   466,924   3,175,476
      Itau Unibanco Holding SA.........................   298,089   3,338,111
      JBS SA........................................... 1,555,174   6,637,730
      Klabin SA........................................   996,400   5,100,985
      Kroton Educacional SA............................ 1,456,499   6,705,805
      Localiza Rent a Car SA...........................   244,824   3,189,022
      Lojas Americanas SA..............................   206,237     898,884
      Lojas Renner SA..................................   162,587   4,281,410
      M Dias Branco SA.................................    47,100   1,450,167
      Multiplan Empreendimentos Imobiliarios SA........   112,800   2,017,851
      Natura Cosmeticos SA.............................   230,150   2,687,981
  *   Oi SA............................................   109,065     219,307

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
 BRAZIL -- (Continued)
 *   Oi SA ADR(670851302).............................         732 $      1,500
 #*  Oi SA ADR(670851401).............................      10,789       21,254
     Petroleo Brasileiro SA...........................     598,900    1,794,901
 #   Petroleo Brasileiro SA ADR.......................   1,308,418    7,863,592
     Porto Seguro SA..................................     235,799    2,377,442
 *   Qualicorp SA.....................................     387,373    3,839,972
     Raia Drogasil SA.................................     235,900    2,259,217
     Souza Cruz SA....................................     504,313    4,226,849
     Tim Participacoes SA.............................     533,613    2,346,202
     Tim Participacoes SA ADR.........................      63,679    1,405,395
     Totvs SA.........................................     128,775    1,612,720
     Tractebel Energia SA.............................     241,501    2,808,181
     Transmissora Alianca de Energia Eletrica SA......     186,134    1,365,163
     Ultrapar Participacoes SA........................     334,284    6,591,787
     Ultrapar Participacoes SA Sponsored ADR..........     254,308    4,979,351
 *   Usinas Siderurgicas de Minas Gerais SA...........      39,100      247,901
     Vale SA..........................................     252,500    1,762,849
 #   Vale SA Sponsored ADR............................   1,238,400    8,705,952
     WEG SA...........................................     289,825    3,458,334
                                                                   ------------
 TOTAL BRAZIL.........................................              245,418,405
                                                                   ------------
 CHILE -- (1.4%)
     AES Gener SA.....................................   2,387,506    1,244,506
     Aguas Andinas SA Class A.........................   3,963,726    2,283,482
     Banco de Chile...................................   1,447,035      160,894
 #   Banco de Chile ADR...............................      43,885    2,884,995
     Banco de Credito e Inversiones...................      37,214    1,568,235
     Banco Santander Chile ADR........................     190,579    3,628,624
     CAP SA...........................................     131,403      323,055
     Cencosud SA......................................   1,146,293    2,811,766
     Cencosud SA ADR..................................       8,408       63,312
     Cia Cervecerias Unidas SA........................      45,949      421,832
 #   Cia Cervecerias Unidas SA ADR....................      54,549    1,000,429
     Colbun SA........................................   7,463,424    2,045,978
     Corpbanca SA..................................... 198,283,544    2,190,616
 #   Corpbanca SA ADR.................................      29,066      483,077
     E.CL SA..........................................      70,315      109,444
 #   Embotelladora Andina SA Class A ADR..............      22,244      314,753
     Embotelladora Andina SA Class B ADR..............      19,587      327,887
 #   Empresa Nacional de Electricidad SA Sponsored
       ADR............................................     121,364    5,182,243
     Empresas CMPC SA.................................   2,177,121    5,462,509
     Empresas COPEC SA................................     371,673    4,227,361
     Enersis SA Sponsored ADR.........................     508,369    7,752,627
     ENTEL Chile SA...................................     264,815    2,499,403
     Inversiones Aguas Metropolitanas SA..............     466,482      721,822
 #*  Latam Airlines Group SA Sponsored ADR............     429,797    4,456,995
     Molibdenos y Metales SA..........................      15,408      119,540
     Parque Arauco SA.................................     207,902      369,130
     SACI Falabella...................................     883,058    5,804,981
     Sigdo Koppers SA.................................     361,767      489,949
     Sociedad Quimica y Minera de Chile SA Sponsored
       ADR............................................      91,271    2,177,726

THE EMERGING MARKETS SERIES
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
CHILE -- (Continued)
    Sonda SA.............................................    588,898 $ 1,429,422
                                                                     -----------
TOTAL CHILE..............................................             62,556,593
                                                                     -----------
CHINA -- (15.0%)
    AAC Technologies Holdings, Inc.......................      4,500      28,758
    Agricultural Bank of China, Ltd. Class H............. 18,743,000   9,176,544
    Air China, Ltd. Class H..............................  1,598,000   1,526,955
#*  Aluminum Corp. of China, Ltd. ADR....................    112,680   1,253,002
#*  Aluminum Corp. of China, Ltd. Class H................  1,560,000     702,314
#   Angang Steel Co., Ltd. Class H.......................  1,422,000   1,051,927
    Anhui Conch Cement Co., Ltd. Class H.................  1,041,500   3,493,164
#   Anta Sports Products, Ltd............................    432,000     764,828
    AviChina Industry & Technology Co., Ltd.
       Class H...........................................     28,000      18,128
    Bank of China, Ltd. Class H.......................... 64,409,100  35,874,073
    Bank of Communications Co., Ltd. Class H.............  7,443,515   6,248,917
    BBMG Corp. Class H...................................  1,155,500   1,009,732
    Beijing Enterprises Holdings, Ltd....................    605,472   4,599,121
#   Beijing Enterprises Water Group, Ltd.................    928,000     605,696
    Belle International Holdings, Ltd....................  3,431,000   3,874,833
    Brilliance China Automotive Holdings, Ltd............  1,434,000   2,633,972
#   Byd Co., Ltd. Class H................................    319,386   1,157,901
    China CITIC Bank Corp., Ltd. Class H.................  6,922,928   5,128,315
#   China Coal Energy Co., Ltd. Class H..................  4,683,777   2,592,371
    China Communications Construction Co., Ltd.
       Class H...........................................  5,313,000   5,758,294
    China Communications Services Corp., Ltd. Class H....  2,892,000   1,306,022
    China Construction Bank Corp. Class H................ 61,526,590  49,329,892
#*  China COSCO Holdings Co., Ltd. Class H...............  2,263,000   1,115,679
#*  China Eastern Airlines Corp., Ltd. ADR...............      2,200      58,080
#*  China Eastern Airlines Corp., Ltd. Class H...........  1,268,000     643,075
    China Everbright International, Ltd..................  2,755,000   4,050,633
    China Gas Holdings, Ltd..............................  1,378,000   2,136,840
    China Hongqiao Group, Ltd............................    741,000     472,506
    China International Marine Containers Group Co., Ltd.

       Class H...........................................    338,700     646,920
#   China Life Insurance Co., Ltd. ADR...................    321,472  18,465,352
    China Longyuan Power Group Corp., Ltd. Class H.......  1,931,000   2,062,612
    China Mengniu Dairy Co., Ltd.........................    732,000   3,344,833
#   China Merchants Bank Co., Ltd. Class H...............  3,724,554   8,322,780
    China Merchants Holdings International Co., Ltd......  1,057,501   3,872,549
    China Minsheng Banking Corp., Ltd. Class H...........  5,307,000   6,435,150
    China Mobile, Ltd....................................    179,500   2,343,790
    China Mobile, Ltd. Sponsored ADR.....................    926,803  60,538,772
#   China Molybdenum Co., Ltd. Class H...................    691,322     436,499
    China National Building Material Co., Ltd.
       Class H...........................................  4,867,916   4,692,165
    China Oilfield Services, Ltd. Class H................  1,628,000   2,686,254
    China Overseas Land & Investment, Ltd................  3,276,000   9,509,423
    China Pacific Insurance Group Co., Ltd. Class H......  1,643,000   7,895,862
    China Petroleum & Chemical Corp. ADR.................    136,976  10,849,845
    China Petroleum & Chemical Corp. Class H.............  6,300,800   5,001,695
    China Railway Construction Corp., Ltd. Class H.......  2,788,000   3,188,432
    China Railway Group, Ltd. Class H....................  3,805,000   2,782,321
    China Resources Cement Holdings, Ltd.................  2,207,335   1,312,767
    China Resources Enterprise, Ltd......................  1,117,000   2,451,277
    China Resources Gas Group, Ltd.......................    640,000   1,554,452

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  CHINA -- (Continued)
      China Resources Land, Ltd........................  2,192,666 $ 5,614,999
      China Resources Power Holdings Co., Ltd..........  1,250,000   3,515,940
      China Shenhua Energy Co., Ltd. Class H...........  2,682,500   7,363,552
  #*  China Shipping Container Lines Co., Ltd.
         Class H.......................................  3,946,000   1,243,431
  #   China South City Holdings, Ltd...................  1,814,000     595,697
      China Southern Airlines Co., Ltd. Class H........  1,424,000     758,256
  # China Southern Airlines Co., Ltd. Sponsored ADR.. 12,606 334,059 China State Construction International Holdings,
        Ltd............................................  1,348,000   2,069,773
  *   China Taiping Insurance Holdings Co., Ltd........    760,106   2,337,951
  #   China Telecom Corp., Ltd. ADR....................     55,758   3,265,188
      China Telecom Corp., Ltd. Class H................  4,118,000   2,435,326
      China Unicom Hong Kong, Ltd......................    166,000     248,468
  #   China Unicom Hong Kong, Ltd. ADR.................    483,030   7,221,299
      Chongqing Rural Commercial Bank Co., Ltd.
         Class H.......................................  2,630,000   1,613,226
  #   CITIC Securities Co., Ltd. Class H...............    635,000   2,031,916
      CITIC, Ltd.......................................  1,425,000   2,449,083
      CNOOC, Ltd.......................................  3,783,000   5,029,388
  #   CNOOC, Ltd. ADR..................................    127,716  17,005,385
      COSCO Pacific, Ltd...............................  2,229,502   3,243,457
      Country Garden Holdings Co., Ltd.................  7,983,686   3,181,142
      CSPC Pharmaceutical Group, Ltd...................    978,000     821,257
      CSR Corp., Ltd...................................  1,471,000   1,779,456
      Datang International Power Generation Co., Ltd.
        Class H........................................  2,250,000   1,230,166
  #   Dongfang Electric Corp., Ltd. Class H............    264,600     579,642
      Dongfeng Motor Group Co., Ltd. Class H...........  2,302,000   3,335,138
      ENN Energy Holdings, Ltd.........................    752,000   4,430,755
  #   Evergrande Real Estate Group, Ltd................ 10,898,000   4,509,462
  #   Fosun International, Ltd.........................  1,544,441   2,164,888
  #*  GCL-Poly Energy Holdings, Ltd....................  5,859,814   1,279,946
  #   Geely Automobile Holdings, Ltd...................  3,825,000   1,571,972
      Great Wall Motor Co., Ltd. Class H...............    932,500   5,322,603
      Guangdong Investment, Ltd........................  2,560,000   3,423,162
      Guangshen Railway Co., Ltd. Sponsored ADR........     28,517     730,606
      Guangzhou Automobile Group Co., Ltd. Class H.....  1,996,259   1,820,302
  #   Guangzhou Baiyunshan Pharmaceutical Holdings
        Co., Ltd. Class H..............................    112,000     396,614
      Guangzhou R&F Properties Co., Ltd................  2,102,000   2,407,494
      Haier Electronics Group Co., Ltd.................    716,000   1,927,410
  #   Hanergy Thin Film Power Group, Ltd...............  6,218,000   2,880,577
      Hengan International Group Co., Ltd..............    619,500   7,353,534
      Huadian Power International Corp., Ltd. Class H..  1,394,000   1,260,790
      Huaneng Power International, Inc. Class H........    810,000   1,127,567
  # Huaneng Power International, Inc. Sponsored ADR.. 34,452 1,920,699 Industrial & Commercial Bank of China, Ltd.
        Class H........................................ 70,069,185  50,057,768
      Jiangsu Expressway Co., Ltd. Class H.............  1,250,000   1,533,753
      Jiangxi Copper Co., Ltd. Class H.................  1,356,000   2,210,589
      Kunlun Energy Co., Ltd...........................  3,328,000   3,465,155
      Lenovo Group, Ltd................................  5,665,278   7,323,642
      Longfor Properties Co., Ltd......................  1,530,000   2,002,144
      Metallurgical Corp. of China, Ltd. Class H.......  3,003,000     922,892
      New China Life Insurance Co., Ltd. Class H.......    490,700   2,699,816
      New World China Land, Ltd........................  2,554,000   1,586,910
      Nine Dragons Paper Holdings, Ltd.................  1,643,000   1,202,694
  #   PetroChina Co., Ltd. ADR.........................    139,597  15,156,046

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  CHINA -- (Continued)
      PetroChina Co., Ltd. Class H..................... 1,924,000 $  2,084,294
      PICC Property & Casualty Co., Ltd. Class H....... 2,570,132    5,012,586
      Ping An Insurance Group Co. of China, Ltd. Class
        H.............................................. 1,408,000   14,896,196
      Shandong Weigao Group Medical Polymer Co., Ltd.
         Class H.......................................   988,000      773,974
  #   Shanghai Electric Group Co., Ltd. Class H........ 1,730,000    1,058,528
      Shanghai Fosun Pharmaceutical Group Co., Ltd.
        Class H........................................   180,500      657,311
      Shanghai Industrial Holdings, Ltd................   611,274    1,805,917
      Shanghai Pharmaceuticals Holding Co., Ltd.
        Class H........................................   625,500    1,354,471
      Shenzhou International Group Holdings, Ltd.......   412,000    1,486,394
      Shimao Property Holdings, Ltd.................... 1,892,371    3,981,799
      Sihuan Pharmaceutical Holdings Group, Ltd........ 2,286,000    1,471,622
      Sino Biopharmaceutical, Ltd...................... 2,620,000    2,617,355
      Sino-Ocean Land Holdings, Ltd.................... 2,781,743    1,789,555
      Sinopec Shanghai Petrochemical Co., Ltd.
         Class H....................................... 1,693,000      490,007
      Sinopec Shanghai Petrochemical Co., Ltd.
        Sponsored ADR..................................     9,818      280,093
      Sinopharm Group Co., Ltd. Class H................   696,000    2,543,114
      SOHO China, Ltd.................................. 2,899,263    2,024,727
  #   Sun Art Retail Group, Ltd........................ 1,994,000    1,800,032
      Tencent Holdings, Ltd............................ 4,238,200   71,429,671
      Tingyi Cayman Islands Holding Corp............... 1,644,000    4,053,601
      Tsingtao Brewery Co., Ltd. Class H...............   186,000    1,242,395
  #   Uni-President China Holdings, Ltd................   910,799      787,643
      Want Want China Holdings, Ltd.................... 4,988,000    5,960,385
      Weichai Power Co., Ltd. Class H..................   487,200    1,927,416
      Xinjiang Goldwind Science & Technology Co., Ltd.
        Class H........................................   309,400      492,459
  #   Yanzhou Coal Mining Co., Ltd. Class H............ 1,172,000      938,057
  #   Yanzhou Coal Mining Co., Ltd. Sponsored ADR......   108,916      858,258
      Zhejiang Expressway Co., Ltd. Class H............ 1,358,000    1,731,641
      Zhuzhou CSR Times Electric Co., Ltd. Class H.....   302,000    1,684,695
  #   Zijin Mining Group Co., Ltd. Class H............. 4,551,000    1,409,415
  #   Zoomlion Heavy Industry Science and Technology
        Co., Ltd....................................... 1,565,200      959,686
      ZTE Corp. Class H................................   422,438      925,364
                                                                  ------------
  TOTAL CHINA..........................................            657,526,968
                                                                  ------------
  COLOMBIA -- (0.5%)
      Almacenes Exito SA...............................   211,196    2,163,893
      Banco de Bogota SA...............................    29,559      752,543
      Bancolombia SA...................................   213,277    2,400,240
  #   Bancolombia SA Sponsored ADR.....................    89,105    4,122,888
      Celsia SA ESP....................................     6,565       13,857
      Cementos Argos SA................................   383,731    1,446,855
  *   Cemex Latam Holdings SA..........................   132,318      825,361
      Corp. Financiera Colombiana SA(B000C92)..........    26,002      394,932
  *   Corp. Financiera Colombiana SA(BS7K7G3)..........     1,032       16,058
      Ecopetrol SA..................................... 1,016,730      814,634
  #   Ecopetrol SA Sponsored ADR.......................   220,479    3,593,808
      Empresa de Energia de Bogota SA ESP..............   980,096      634,652
      Grupo Argos SA...................................     5,542       42,065
      Grupo Aval Acciones y Valores....................   743,280      381,540
      Grupo de Inversiones Suramericana SA.............    87,336    1,267,088
      Grupo Nutresa SA.................................    98,326    1,027,587
      Interconexion Electrica SA ESP...................   542,799    1,668,440

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  COLOMBIA -- (Continued)
      Isagen SA ESP.................................... 1,134,000 $ 1,340,816
                                                                  -----------
  TOTAL COLOMBIA.......................................            22,907,257
                                                                  -----------
  CZECH REPUBLIC -- (0.2%)
      CEZ A.S..........................................   216,285   5,062,421
      Komercni Banka A.S...............................     7,480   1,522,205
      O2 Czech Republic AS.............................   175,288   1,550,405
      Philip Morris CR A.S.............................       542     241,522
  *   Unipetrol A.S....................................    12,131      67,012
                                                                  -----------
  TOTAL CZECH REPUBLIC.................................             8,443,565
                                                                  -----------
  EGYPT -- (0.1%)
      Commercial International Bank Egypt S.A.E. GDR...   623,266   4,449,799
  *   Egyptian Financial Group-Hermes Holding Co. GDR..       676       2,757
  *   Global Telecom Holding SAE GDR...................   539,778   1,557,077
                                                                  -----------
  TOTAL EGYPT..........................................             6,009,633
                                                                  -----------
  GREECE -- (0.4%)
      Aegean Airlines SA...............................    38,061     294,584
  *   Alpha Bank AE.................................... 5,260,851   1,922,095
      Athens Water Supply & Sewage Co. SA (The)........    43,827     286,801
  *   Ellaktor SA......................................     7,610      14,576
      FF Group.........................................    34,149   1,020,382
      Hellenic Petroleum SA............................   117,487     499,461
  *   Hellenic Telecommunications Organization SA......   340,319   2,806,371
      JUMBO SA.........................................   168,373   1,599,822
      Metka SA.........................................    12,293     124,757
      Motor Oil Hellas Corinth Refineries SA...........    95,000     644,003
  *   Mytilineos Holdings SA...........................    87,326     495,539
  *   National Bank of Greece SA....................... 1,922,840   1,966,383
      OPAP SA..........................................   270,897   2,289,382
  *   Piraeus Bank SA.................................. 2,067,592   1,202,996
  *   Public Power Corp. SA............................   144,358     784,859
      Titan Cement Co. SA..............................    60,549   1,351,882
                                                                  -----------
  TOTAL GREECE.........................................            17,303,893
                                                                  -----------
  HUNGARY -- (0.2%)
  *   FHB Mortgage Bank P.L.C..........................     4,179      10,554
  *   Magyar Telekom Telecommunications P.L.C..........   661,284     857,976
      MOL Hungarian Oil and Gas P.L.C..................    48,538   1,942,601
      OTP Bank P.L.C...................................   245,838   3,259,850
      Richter Gedeon Nyrt..............................   145,205   1,970,329
  #   Tisza Chemical Group P.L.C.......................    15,344     275,447
                                                                  -----------
  TOTAL HUNGARY........................................             8,316,757
                                                                  -----------
  INDIA -- (9.7%)
      ABB India, Ltd...................................    25,941     535,668
      ACC, Ltd.........................................    30,853     777,404
      Adani Enterprises, Ltd...........................   250,973   2,585,925
      Adani Ports & Special Economic Zone, Ltd.........   495,151   2,704,426
  *   Adani Power, Ltd.................................   722,177     604,112
      Aditya Birla Nuvo, Ltd...........................    82,604   2,400,789

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  INDIA -- (Continued)
      Ambuja Cements, Ltd..............................   816,554 $ 3,324,807
      Apollo Hospitals Enterprise, Ltd.................    80,934   1,708,469
      Asian Paints, Ltd................................   355,521   4,919,145
      Aurobindo Pharma, Ltd............................   312,566   6,297,570
      Axis Bank, Ltd................................... 1,262,537  11,952,789
      Bajaj Auto, Ltd..................................   105,965   4,080,705
      Bajaj Finserv, Ltd...............................    44,525   1,040,338
      Bajaj Holdings & Investment, Ltd.................    49,977   1,137,975
      Bank of Baroda...................................   533,585   1,651,685
      Bank of India....................................   141,257     603,691
      Bharat Electronics, Ltd..........................    17,301     928,261
      Bharat Forge, Ltd................................   231,225   3,847,966
      Bharat Heavy Electricals, Ltd....................   948,553   4,455,333
      Bharat Petroleum Corp., Ltd......................   248,385   3,002,274
      Bharti Airtel, Ltd...............................   748,242   4,510,586
      Bhushan Steel, Ltd...............................    68,315      92,763
      Bosch, Ltd.......................................     9,420   3,628,008
      Britannia Industries, Ltd........................    26,712     815,852
      Cadila Healthcare, Ltd...........................    67,421   1,785,562
      Cairn India, Ltd.................................   781,206   2,938,713
      Canara Bank......................................   222,765   1,584,962
      Cipla, Ltd.......................................   321,605   3,612,377
      Colgate-Palmolive India, Ltd.....................    47,211   1,429,042
      Container Corp. Of India, Ltd....................    54,732   1,239,861
      Crompton Greaves, Ltd............................   168,242     513,789
      Cummins India, Ltd...............................    81,976   1,176,954
      Dabur India, Ltd.................................   381,940   1,580,241
      Divi's Laboratories, Ltd.........................    70,568   1,991,640
      DLF, Ltd.........................................   659,597   1,811,025
      Dr Reddy's Laboratories, Ltd.....................    53,243   2,751,092
  #   Dr. Reddy's Laboratories, Ltd. ADR...............   107,494   5,425,222
      Eicher Motors, Ltd...............................     6,764   1,770,138
      Emami, Ltd.......................................    64,485     954,055
  *   Essar Oil, Ltd...................................   375,544     674,038
      Exide Industries, Ltd............................   307,619     921,927
      GAIL India, Ltd..................................   398,117   2,721,672
      GAIL India, Ltd. GDR.............................    28,791   1,179,868
      GlaxoSmithKline Consumer Healthcare, Ltd.........     8,748     793,884
      Glenmark Pharmaceuticals, Ltd....................    83,982     971,387
      Godrej Consumer Products, Ltd....................   139,272   2,375,271
      Godrej Industries, Ltd.(B1BFBC9).................    48,675     242,810
  *   Godrej Industries, Ltd.()........................        39         195
      Grasim Industries, Ltd...........................     6,300     393,674
      Havells India, Ltd...............................   278,229   1,157,487
      HCL Technologies, Ltd............................   371,283  10,730,240
      HDFC Bank, Ltd................................... 1,530,953  26,570,027
      Hero MotoCorp, Ltd...............................    83,248   3,848,563
      Hindalco Industries, Ltd......................... 1,727,791   3,897,794
      Hindustan Petroleum Corp., Ltd...................   118,314   1,260,421
      Hindustan Unilever, Ltd..........................   337,576   5,088,307
      ICICI Bank, Ltd.................................. 1,099,920   6,382,094
      ICICI Bank, Ltd. Sponsored ADR................... 1,043,395  12,531,174
      Idea Cellular, Ltd............................... 1,379,044   3,449,746

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  INDIA -- (Continued)
      IDFC, Ltd........................................   601,656 $ 1,670,699
      Indian Oil Corp., Ltd............................   179,125   1,002,455
      IndusInd Bank, Ltd...............................   233,807   3,275,327
      Infosys, Ltd.....................................   493,814  16,972,913
  #   Infosys, Ltd. Sponsored ADR......................   423,944  14,448,012
      ING Vysya Bank, Ltd..............................    25,010     371,483
      Ipca Laboratories, Ltd...........................    18,243     187,380
      ITC, Ltd......................................... 2,931,615  17,396,193
  *   Jaiprakash Associates, Ltd....................... 1,393,318     643,954
      Jindal Steel & Power, Ltd........................   437,143   1,124,060
      JSW Energy, Ltd..................................   493,373     969,788
      JSW Steel, Ltd...................................   232,915   3,724,578
      Kotak Mahindra Bank, Ltd.........................   271,355   5,757,617
      Larsen & Toubro, Ltd.............................   260,119   7,138,044
      Larsen & Toubro, Ltd. GDR........................       172       4,719
      LIC Housing Finance, Ltd.........................    53,635     413,288
      Lupin, Ltd.......................................   134,973   3,442,139
      Mahindra & Mahindra, Ltd.........................   623,090  12,717,250
  *   Mangalore Refinery & Petrochemicals, Ltd.........    32,512      31,089
  *   Marico Kaya Enterprises, Ltd.....................     2,327      43,317
      Marico, Ltd......................................   174,733   1,018,646
      Maruti Suzuki India, Ltd.........................    82,439   4,829,719
      Motherson Sumi Systems, Ltd......................   355,054   2,583,171
      Mphasis, Ltd.....................................    35,537     207,772
      MRF, Ltd.........................................       105      67,766
      National Aluminium Co., Ltd......................   389,816     285,329
      Nestle India, Ltd................................    17,067   1,960,639
      NHPC, Ltd........................................ 1,928,209     600,285
      NTPC, Ltd........................................ 1,394,345   3,224,937
      Oil & Natural Gas Corp., Ltd.....................   747,341   4,234,021
      Oil India, Ltd...................................   172,339   1,478,839
      Oracle Financial Services Software, Ltd..........    20,584   1,128,313
      Petronet LNG, Ltd................................   234,560     679,581
      Pidilite Industries, Ltd.........................   144,452   1,323,105
      Piramal Enterprises, Ltd.........................    59,322     799,617
      Power Grid Corp. of India, Ltd...................   896,116   2,136,260
      Procter & Gamble Hygiene & Health Care, Ltd......     8,044     814,603
  *   Ranbaxy Laboratories, Ltd........................   137,683   1,570,087
  *   Reliance Communications, Ltd.....................   804,342   1,029,831
      Reliance Industries, Ltd......................... 1,275,152  18,833,700
      Reliance Infrastructure, Ltd.....................   147,484   1,207,510
  *   Reliance Power, Ltd..............................   807,301     848,783
      Rural Electrification Corp., Ltd.................    47,495     253,895
      Sesa Sterlite, Ltd............................... 1,956,160   6,352,642
      Shree Cement, Ltd................................    10,489   1,859,814
      Shriram Transport Finance Co., Ltd...............    76,457   1,409,078
      Siemens, Ltd.....................................   100,767   1,715,628
      State Bank of India.............................. 1,507,110   7,503,778
      Sun Pharmaceutical Industries, Ltd...............   808,858  11,992,985
      Sun TV Network, Ltd..............................   120,543     792,344
      Tata Consultancy Services, Ltd...................   524,933  21,040,121
      Tata Motors, Ltd.................................   679,237   6,419,273
      Tata Motors, Ltd. Sponsored ADR..................    80,428   3,966,709

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 INDIA -- (Continued)
     Tata Power Co., Ltd..............................  1,494,904 $  2,201,926
     Tata Steel, Ltd..................................    557,363    3,510,860
     Tech Mahindra, Ltd...............................    163,327    7,613,210
     Titan Co., Ltd...................................    207,778    1,431,968
     Torrent Pharmaceuticals, Ltd.....................     37,160      652,704
     Ultratech Cement, Ltd............................     52,355    2,653,223
     Union Bank of India..............................    151,552      509,283
     United Breweries, Ltd............................     69,276    1,082,709
 *   United Spirits, Ltd..............................      1,884      104,798
     UPL, Ltd.........................................    111,496      661,936
     Wipro, Ltd.......................................    665,593    6,495,205
     Yes Bank, Ltd....................................    466,004    6,465,562
     Zee Entertainment Enterprises, Ltd...............    426,766    2,594,944
                                                                  ------------
 TOTAL INDIA..........................................             424,843,207
                                                                  ------------
 INDONESIA -- (3.2%)
     Ace Hardware Indonesia Tbk PT....................  9,457,000      551,675
     Adaro Energy Tbk PT.............................. 24,471,500    1,922,870
     AKR Corporindo Tbk PT............................  2,227,200      823,106
     Astra Agro Lestari Tbk PT........................    917,900    1,677,707
     Astra International Tbk PT....................... 25,192,310   15,512,317
     Bank Central Asia Tbk PT......................... 12,941,000   13,587,518
     Bank Danamon Indonesia Tbk PT....................  5,151,579    1,784,874
     Bank Mandiri Persero Tbk PT...................... 10,449,217    9,001,024
     Bank Negara Indonesia Persero Tbk PT.............  8,271,722    4,052,972
 *   Bank Pan Indonesia Tbk PT........................  7,175,000      599,366
     Bank Rakyat Indonesia Persero Tbk PT............. 12,911,600   11,813,867
 *   Bank Tabungan Pensiunan Nasional Tbk PT..........    768,500      242,444
 *   Bayan Resources Tbk PT...........................     79,500       44,447
     Bumi Serpong Damai Tbk PT........................ 10,101,100    1,601,471
     Charoen Pokphand Indonesia Tbk PT................  9,152,400    2,842,695
     Ciputra Development Tbk PT....................... 14,931,200    1,683,614
 *   Garuda Indonesia Persero Tbk PT..................  4,405,700      206,595
     Global Mediacom Tbk PT........................... 13,455,400    1,962,566
     Gudang Garam Tbk PT..............................    464,200    2,110,519
     Holcim Indonesia Tbk PT..........................  2,848,700      440,951
     Indo Tambangraya Megah Tbk PT....................    963,400    1,269,423
     Indocement Tunggal Prakarsa Tbk PT...............  1,700,800    3,065,678
     Indofood CBP Sukses Makmur Tbk PT................    863,900      985,128
     Indofood Sukses Makmur Tbk PT....................  8,788,600    5,224,122
 *   Indosat Tbk PT...................................  1,720,800      556,499
     Japfa Comfeed Indonesia Tbk PT...................  2,644,500      184,583
     Jasa Marga Persero Tbk PT........................  2,146,600    1,214,598
     Kalbe Farma Tbk PT............................... 26,275,300    3,855,146
     Lippo Karawaci Tbk PT............................ 35,537,800    3,175,949
     Matahari Putra Prima Tbk PT......................  1,815,200      543,793
     Mayora Indah Tbk PT..............................    862,133    1,648,394
     Media Nusantara Citra Tbk PT.....................  9,686,500    2,179,364
     MNC Investama Tbk PT............................. 13,972,500      309,921
     MNC Sky Vision Tbk PT............................    173,100       23,238
     Pakuwon Jati Tbk PT.............................. 36,122,900    1,416,456
 *   Panasia Indo Resources Tbk PT....................     75,100        3,557
     Pembangunan Perumahan Persero Tbk PT.............  2,153,300      659,636

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 INDONESIA -- (Continued)
     Perusahaan Gas Negara Persero Tbk PT............. 11,886,300 $  4,722,021
     Perusahaan Perkebunan London Sumatra Indonesia
       Tbk PT.........................................  4,579,900      662,913
     Semen Indonesia Persero Tbk PT...................  3,860,300    4,414,525
     Sinar Mas Agro Resources & Technology Tbk PT.....  1,116,500      604,218
     Sumber Alfaria Trijaya Tbk PT....................     40,000        1,493
     Summarecon Agung Tbk PT.......................... 10,262,100    1,326,681
     Surya Citra Media Tbk PT.........................  5,694,600    1,528,659
     Tambang Batubara Bukit Asam Persero Tbk PT.......  1,679,000    1,500,568
     Telekomunikasi Indonesia Persero Tbk PT.......... 39,175,700    8,696,901
     Telekomunikasi Indonesia Persero Tbk PT
       Sponsored ADR..................................     57,049    2,515,861
     Tempo Scan Pacific Tbk PT........................     72,500       15,168
     Tower Bersama Infrastructure Tbk PT..............  2,419,800    1,811,883
 *   Trada Maritime Tbk PT............................  4,280,400       44,757
     Unilever Indonesia Tbk PT........................  1,856,500    5,226,049
     United Tractors Tbk PT...........................  3,141,896    4,421,150
     Vale Indonesia Tbk PT............................  3,844,300    1,041,877
     Waskita Karya Persero Tbk PT.....................  1,298,800      174,228
     Wijaya Karya Persero Tbk PT......................  4,286,500    1,257,598
     XL Axiata Tbk PT.................................  5,762,100    2,175,839
                                                                  ------------
 TOTAL INDONESIA......................................             140,920,472
                                                                  ------------
 MALAYSIA -- (4.0%)
     Aeon Co. M Bhd...................................    782,200      642,922
 #   Affin Holdings Bhd...............................  1,152,700      911,174
     AirAsia Bhd......................................  2,979,300    2,297,696
     Alliance Financial Group Bhd.....................  1,739,700    2,290,193
 #   AMMB Holdings Bhd................................  4,032,059    6,956,204
     Astro Malaysia Holdings Bhd......................  1,993,000    1,602,219
 #   Axiata Group Bhd.................................  2,921,375    5,788,850
     Batu Kawan Bhd...................................     92,000      465,500
     Berjaya Land Bhd.................................     95,000       20,827
     Berjaya Sports Toto Bhd..........................    872,176      814,093
 #   BIMB Holdings Bhd................................  1,029,055    1,165,192
     Boustead Holdings Bhd............................    476,786      610,176
     British American Tobacco Malaysia Bhd............    162,900    2,961,228
 #*  Bumi Armada Bhd..................................  2,515,300      832,069
 #   Bursa Malaysia Bhd...............................    361,700      815,454
     Cahya Mata Sarawak Bhd...........................    669,400      773,499
 #   CIMB Group Holdings Bhd..........................  5,461,457    8,268,443
 #   Dialog Group Bhd.................................  3,268,618    1,455,918
     DiGi.Com Bhd.....................................  3,732,620    6,594,831
     DRB-Hicom Bhd....................................  1,371,400      673,868
     Fraser & Neave Holdings Bhd......................     90,500      461,111
 #   Gamuda Bhd.......................................  1,654,900    2,313,131
 #   Genting Bhd......................................  1,962,900    4,770,917
 #   Genting Malaysia Bhd.............................  3,070,400    3,429,410
 #   Genting Plantations Bhd..........................    336,600      943,313
     Guinness Anchor Bhd..............................    142,300      472,168
 #   HAP Seng Consolidated Bhd........................    958,100    1,163,983
     Hartalega Holdings Bhd...........................    350,100      731,605
     Hong Leong Bank Bhd..............................    733,560    2,829,017
 #   Hong Leong Financial Group Bhd...................    474,129    2,203,814
 #   IJM Corp. Bhd....................................  3,220,981    6,124,908

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 MALAYSIA -- (Continued)
 #   IJM Land Bhd.....................................    688,700 $    676,642
 #   IOI Corp. Bhd....................................  3,279,605    4,249,939
 #   IOI Properties Group Bhd.........................  1,792,643    1,015,293
     KPJ Healthcare Bhd...............................      9,850       10,648
 #   Kuala Lumpur Kepong Bhd..........................    562,800    3,511,296
     Kulim Malaysia Bhd...............................    470,200      393,569
     Lafarge Malaysia Bhd.............................    615,880    1,682,032
     Magnum Bhd.......................................    486,300      373,546
 #   Malayan Banking Bhd..............................  5,072,736   12,178,027
 #   Malaysia Airports Holdings Bhd...................    906,446    1,785,577
 #   Maxis Bhd........................................  2,398,100    4,682,515
     MISC Bhd.........................................  1,194,998    2,551,924
     MMC Corp. Bhd....................................  1,553,000    1,035,269
     Nestle Malaysia Bhd..............................    170,400    3,355,440
 *   Parkson Holdings Bhd.............................    248,115      169,398
 #   Petronas Chemicals Group Bhd.....................  2,951,600    4,136,581
 #   Petronas Dagangan Bhd............................    306,300    1,490,328
 #   Petronas Gas Bhd.................................    661,200    4,043,265
 #   PPB Group Bhd....................................    759,100    3,035,750
 #   Public Bank Bhd..................................  2,408,814   12,032,038
     QL Resources Bhd.................................    583,800      561,274
     RHB Capital Bhd..................................  1,028,051    2,310,417
 #   Sapurakencana Petroleum Bhd......................  5,700,500    4,190,219
 *   Shell Refining Co. Federation of Malaya Bhd......     55,900       85,038
 #   Sime Darby Bhd...................................  3,096,429    8,021,068
     SP Setia Bhd Group...............................    624,278      605,521
     Sunway Bhd.......................................  1,689,500    1,547,548
     Telekom Malaysia Bhd.............................  1,104,461    2,124,652
     Tenaga Nasional Bhd..............................  2,702,950   10,780,779
 #   UEM Sunrise Bhd..................................  2,610,137      910,012
     UMW Holdings Bhd.................................  1,230,666    3,696,128
     United Plantations Bhd...........................     61,000      411,617
 #   YTL Corp. Bhd.................................... 13,143,886    6,374,984
     YTL Power International Bhd......................  1,426,947      628,601
                                                                  ------------
 TOTAL MALAYSIA.......................................             176,040,668
                                                                  ------------
 MEXICO -- (4.9%)
 #   Alfa S.A.B. de C.V. Class A......................  5,073,711    9,260,931
 #   America Movil S.A.B. de C.V. Series L............ 39,883,990   42,732,371
     America Movil S.A.B. de C.V. Series L ADR........     22,528      481,874
 #   Arca Continental S.A.B. de C.V...................    758,321    4,497,464
 *   Cemex S.A.B. de C.V..............................  3,284,132    2,916,161
 #*  Cemex S.A.B. de C.V. Sponsored ADR...............  1,564,317   13,906,778
     Coca-Cola Femsa S.A.B. de C.V. Series L..........    298,900    2,432,756
 #   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.....     13,987    1,137,003
 #   Controladora Comercial Mexicana S.A.B. de C.V....    691,662    2,099,511
 *   Corp. Interamericana de Entretenimiento S.A.B.
       de C.V. Class B................................      8,726        5,778
     El Puerto de Liverpool S.A.B. de C.V.............    181,160    1,850,456
     Fomento Economico Mexicano S.A.B. de C.V.........  1,793,669   15,016,346
 *   Fomento Economico Mexicano S.A.B. de C.V.
       Sponsored ADR..................................     25,918    2,165,708
     Gruma S.A.B. de C.V. Class B.....................    258,491    2,767,791
     Gruma S.A.B. de C.V. Sponsored ADR...............      4,238      181,768
     Grupo Aeroportuario del Pacifico S.A.B. de C.V.
       ADR............................................      9,283      616,484

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 MEXICO -- (Continued)
     Grupo Aeroportuario del Pacifico S.A.B. de C.V.
       Class B........................................    216,039 $  1,428,442
     Grupo Aeroportuario del Sureste S.A.B. de C.V.
       ADR............................................     34,077    4,461,020
 *   Grupo Bimbo S.A.B. de C.V. Series A..............  1,800,135    4,580,349
     Grupo Carso S.A.B. de C.V. Series A1.............    840,555    3,702,715
 #   Grupo Comercial Chedraui S.A. de C.V.............    266,057      738,382
 #   Grupo Elektra S.A.B. de C.V......................     24,327      901,541
     Grupo Financiero Banorte S.A.B. de C.V...........  2,570,990   13,092,076
     Grupo Financiero Inbursa S.A.B. de C.V...........  2,571,377    6,647,377
 #   Grupo Financiero Santander Mexico S.A.B. de C.V.
       Class B........................................  1,977,706    4,194,354
     Grupo Financiero Santander Mexico S.A.B. de C.V.
       Class B ADR....................................    152,244    1,610,741
     Grupo Mexico S.A.B. de C.V. Series B.............  4,297,411   11,330,177
 *   Grupo Qumma S.A. de C.V. Series B................      1,591           --
     Grupo Televisa S.A.B. Series CPO.................  2,556,698   16,671,114
     Grupo Televisa S.A.B. Sponsored ADR..............    104,814    3,417,984
 #*  Impulsora del Desarrollo y El Empleo en America
       Latina S.A.B. de C.V...........................  2,373,426    5,978,890
     Industrias Penoles S.A.B. de C.V.................    160,658    3,202,442
 #   Infraestructura Energetica Nova S.A.B. de C.V....    283,859    1,347,760
 #   Kimberly-Clark de Mexico S.A.B. de C.V. Class A..  2,053,838    3,992,717
     Megacable Holdings S.A.B. de C.V.................     29,691      108,072
 #*  Mexichem S.A.B. de C.V...........................  1,261,111    3,509,186
 #*  Minera Frisco S.A.B. de C.V......................    783,633    1,034,075
 *   OHL Mexico S.A.B. de C.V.........................  1,084,079    2,057,577
 #   Organizacion Soriana S.A.B. de C.V. Class B......  1,103,275    2,556,239
 *   Promotora y Operadora de Infraestructura S.A.B.
       de C.V.........................................    299,137    3,358,668
 *   Savia SA Class A.................................    120,000           --
     Wal-Mart de Mexico S.A.B. de C.V. Series V.......  5,695,705   10,985,212
                                                                  ------------
 TOTAL MEXICO.........................................             212,976,290
                                                                  ------------
 PERU -- (0.3%)
     Cementos Pacasmayo SAA ADR.......................      6,659       56,335
 #   Cia de Minas Buenaventura SAA ADR................    139,674    1,595,077
     Credicorp, Ltd...................................     69,326    9,991,263
     Grana y Montero SAA Sponsored ADR................     36,887      382,887
 #*  Rio Alto Mining, Ltd.............................    107,990      309,932
                                                                  ------------
 TOTAL PERU...........................................              12,335,494
                                                                  ------------
 PHILIPPINES -- (1.6%)
     Aboitiz Equity Ventures, Inc.....................  1,872,690    2,399,069
     Aboitiz Power Corp...............................  1,495,200    1,503,773
     Alliance Global Group, Inc.......................  5,059,400    2,859,433
     Ayala Corp.......................................    167,047    2,744,837
     Ayala Land, Inc..................................  5,722,818    4,660,815
     Bank of the Philippine Islands...................    880,663    1,972,375
     BDO Unibank, Inc.................................  1,765,371    4,581,743
     DMCI Holdings, Inc...............................  7,257,700    2,531,623
     Energy Development Corp.......................... 16,594,600    3,209,310
 *   Fwbc Holdings, Inc...............................  2,006,957           --
     Globe Telecom, Inc...............................     39,675    1,566,034
     International Container Terminal Services, Inc...    916,390    2,360,585
     JG Summit Holdings, Inc..........................    986,470    1,465,495
     Jollibee Foods Corp..............................    525,620    2,759,521
     LT Group, Inc....................................  2,006,800      619,309

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CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  PHILIPPINES -- (Continued)
      Manila Electric Co...............................    197,030 $ 1,224,095
      Megaworld Corp................................... 21,354,800   2,504,554
      Metro Pacific Investments Corp................... 17,311,600   2,026,774
      Metropolitan Bank & Trust Co.....................    975,409   2,101,245
      Petron Corp......................................    490,283     101,187
      Philippine Long Distance Telephone Co............     71,760   4,828,407
      Philippine Long Distance Telephone Co. Sponsored
        ADR............................................     39,867   2,659,129
  *   Philippine National Bank.........................    442,328     842,865
      Puregold Price Club, Inc.........................    680,900     647,239
      Robinsons Land Corp..............................  2,574,900   1,620,668
      San Miguel Corp..................................    658,800   1,136,041
      Semirara Mining and Power Corp...................    356,700   1,187,112
      SM Investments Corp..............................    189,652   3,987,403
      SM Prime Holdings, Inc...........................  6,321,610   2,657,104
  *   Top Frontier Investment Holdings, Inc............     42,789     111,432
      Universal Robina Corp............................    948,030   4,447,759
                                                                   -----------
  TOTAL PHILIPPINES....................................             67,316,936
                                                                   -----------
  POLAND -- (1.7%)
  *   Alior Bank SA....................................     53,908   1,247,119
      Asseco Poland SA.................................      8,070     119,548
      Bank Handlowy w Warszawie SA.....................     43,912   1,280,306
  #   Bank Millennium SA...............................    679,790   1,372,219
      Bank Pekao SA....................................    108,758   5,245,959
      Bank Zachodni WBK SA.............................     33,452   3,112,486
      CCC SA...........................................     18,965     787,128
      Cyfrowy Polsat SA................................    155,159     996,825
      Enea SA..........................................    206,610     917,974
      Eurocash SA......................................    112,176   1,113,244
  #*  Getin Noble Bank SA..............................  1,281,667     688,236
      Grupa Azoty SA...................................     34,130     652,669
  *   Grupa Lotos SA...................................     41,464     272,653
      Grupa Zywiec SA..................................      8,202     839,116
      ING Bank Slaski SA...............................     33,280   1,212,490
  *   Jastrzebska Spolka Weglowa SA....................     38,639     220,727
      KGHM Polska Miedz SA.............................    309,847   8,784,028
      LPP SA...........................................        759   1,535,171
  #   mBank............................................     18,307   2,314,723
  #   Orange Polska SA.................................    927,724   2,237,981
      PGE SA...........................................  1,332,800   6,983,609
      Polski Koncern Naftowy Orlen SA..................    521,500   7,694,505
      Polskie Gornictwo Naftowe i Gazownictwo SA.......  1,822,035   2,150,003
      Powszechna Kasa Oszczednosci Bank Polski SA......  1,006,833   9,315,396
      Powszechny Zaklad Ubezpieczen SA.................     69,701   9,479,335
      Synthos SA.......................................    673,148     780,065
      Tauron Polska Energia SA.........................  2,093,528   2,816,565
  *   TVN SA...........................................    133,899     639,384
                                                                   -----------
  TOTAL POLAND.........................................             74,809,464
                                                                   -----------
  RUSSIA -- (1.6%)
      Eurasia Drilling Co., Ltd. GDR...................    115,795   2,200,105
      Gazprom OAO Sponsored ADR........................  5,965,736  23,946,989

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THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  RUSSIA -- (Continued)
      Globaltrans Investment P.L.C. GDR................    45,663 $   206,004
      Lukoil OAO Sponsored ADR.........................   266,454  10,476,798
      Magnitogorsk Iron & Steel Works OJSC GDR.........   148,750     365,802
      MegaFon OAO GDR..................................    27,790     379,524
      MMC Norilsk Nickel OJSC ADR......................   295,317   4,867,449
      Novolipetsk Steel OJSC GDR.......................    92,776   1,208,949
      Novorossiysk Commercial Sea Port PJSC GDR........    11,508      16,614
      O'Key Group SA GDR...............................    28,418      95,474
      Phosagro OAO GDR.................................    51,527     563,990
      Rosneft OAO GDR..................................   732,210   2,373,214
      Rostelecom OJSC Sponsored ADR....................    59,257     416,012
      RusHydro JSC ADR................................. 1,421,369   1,074,555
      Sberbank of Russia Sponsored ADR................. 1,429,666   5,268,901
      Severstal PAO GDR................................   213,156   1,938,425
      Tatneft OAO Sponsored ADR........................   266,980   6,251,801
      TMK OAO GDR......................................    29,680      75,666
      Uralkali PJSC GDR................................   240,379   2,982,941
      VimpelCom, Ltd. Sponsored ADR....................   366,796   1,320,466
      VTB Bank OJSC GDR................................ 2,093,133   4,016,697
  *   X5 Retail Group NV GDR...........................    88,553     933,821
                                                                  -----------
  TOTAL RUSSIA.........................................            70,980,197
                                                                  -----------
  SOUTH AFRICA -- (8.0%)
      African Bank Investments, Ltd....................   709,671      14,169
      African Rainbow Minerals, Ltd....................   180,656   1,816,751
  *   Anglo American Platinum, Ltd.....................    81,706   2,504,815
  *   AngloGold Ashanti, Ltd. Sponsored ADR............   745,374   9,227,730
      Aspen Pharmacare Holdings, Ltd...................   350,313  13,117,265
      Assore, Ltd......................................    42,544     584,126
      AVI, Ltd.........................................   247,747   1,795,323
      Barclays Africa Group, Ltd.......................   408,584   6,946,102
      Barloworld, Ltd..................................   292,175   2,204,607
      Bidvest Group, Ltd. (The)........................   472,687  13,045,492
      Capitec Bank Holdings, Ltd.......................    64,210   2,105,199
  #   Coronation Fund Managers, Ltd....................   289,158   2,559,072
      Discovery, Ltd...................................   569,144   5,605,683
      Distell Group, Ltd...............................    35,300     435,183
  #   Exxaro Resources, Ltd............................   201,416   1,784,640
      FirstRand, Ltd................................... 3,475,911  15,469,102
      Foschini Group, Ltd. (The).......................   288,944   4,142,758
  #   Gold Fields, Ltd. Sponsored ADR.................. 1,416,258   8,355,922
  *   Impala Platinum Holdings, Ltd....................   756,929   4,911,043
      Imperial Holdings, Ltd...........................   323,216   5,693,740
      Investec, Ltd....................................   488,172   4,089,011
  #   Kumba Iron Ore, Ltd..............................   102,202   1,964,486
      Liberty Holdings, Ltd............................   247,342   2,780,663
      Life Healthcare Group Holdings, Ltd.............. 1,183,164   4,403,079
      Massmart Holdings, Ltd...........................   123,737   1,761,188
      Mediclinic International, Ltd....................   437,686   4,327,843
      MMI Holdings, Ltd................................ 2,130,015   5,724,176
      Mondi, Ltd.......................................   243,323   4,372,303
      Mr Price Group, Ltd..............................   307,614   6,967,437
      MTN Group, Ltd................................... 1,869,995  32,292,381

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SOUTH AFRICA -- (Continued)
      Nampak, Ltd......................................   930,203 $  3,391,088
      Naspers, Ltd. Class N............................   330,032   47,611,025
      Nedbank Group, Ltd...............................   381,505    8,363,379
      Netcare, Ltd..................................... 2,226,268    7,390,845
      Pick n Pay Stores, Ltd...........................   279,886    1,379,552
      Pioneer Foods, Ltd...............................    25,655      334,344
      PSG Group, Ltd...................................    61,341      697,898
      Sanlam, Ltd...................................... 2,156,341   12,924,547
  #   Santam, Ltd......................................    27,273      533,787
      Sasol, Ltd.......................................    35,602    1,285,943
  #   Sasol, Ltd. Sponsored ADR........................   609,116   22,586,021
      Shoprite Holdings, Ltd...........................   627,692    9,922,339
      Spar Group, Ltd. (The)...........................    31,563      497,899
      Standard Bank Group, Ltd......................... 1,435,343   18,954,028
  #   Steinhoff International Holdings, Ltd............ 3,065,957   15,669,927
  *   Telkom SA SOC, Ltd...............................   276,565    1,652,735
      Tiger Brands, Ltd................................   225,372    7,600,408
  #   Truworths International, Ltd.....................   700,785    4,852,909
      Tsogo Sun Holdings, Ltd..........................   311,671      734,090
      Vodacom Group, Ltd...............................   431,236    4,951,166
      Woolworths Holdings, Ltd......................... 1,059,469    7,863,979
                                                                  ------------
  TOTAL SOUTH AFRICA...................................            350,199,198
                                                                  ------------
  SOUTH KOREA -- (14.3%)
      Amorepacific Corp................................     2,883    6,948,057
      AMOREPACIFIC Group...............................     3,010    3,430,937
      BS Financial Group, Inc..........................   298,807    3,776,939
  #*  Celltrion, Inc...................................    63,129    2,341,180
  #*  Cheil Worldwide, Inc.............................    87,060    1,568,648
      CJ CheilJedang Corp..............................    14,806    4,743,725
      CJ Corp..........................................    29,629    4,651,942
  #*  CJ Korea Express Co., Ltd........................     5,587      978,474
      CJ O Shopping Co., Ltd...........................       821      166,152
      Coway Co., Ltd...................................    60,374    4,838,429
  #   Daelim Industrial Co., Ltd.......................    45,506    2,270,469
  #*  Daewoo Engineering & Construction Co., Ltd.......   133,508      824,546
  #   Daewoo International Corp........................    35,239      881,051
  *   Daewoo Securities Co., Ltd.......................   303,432    2,781,591
  #   Daewoo Shipbuilding & Marine Engineering Co.,
      Ltd..............................................   150,399    2,651,903
      Dongbu Insurance Co., Ltd........................    85,809    4,139,646
  #   Dongsuh Co., Inc.................................     4,494       95,040
  #   Doosan Corp......................................    23,998    2,270,089
  #   Doosan Heavy Industries & Construction Co., Ltd..   110,104    2,336,060
  #*  Doosan Infracore Co., Ltd........................   247,603    2,292,480
      E-Mart Co., Ltd..................................    26,314    4,992,834
  #   Grand Korea Leisure Co., Ltd.....................    34,247    1,246,259
  #*  GS Engineering & Construction Corp...............    71,965    1,635,759
  #   GS Holdings Corp.................................    82,906    3,137,467
      GS retail Co., Ltd...............................     3,240       77,032
      Halla Holdings Corp..............................     8,573      493,622
      Halla Visteon Climate Control Corp...............    35,000    1,473,367
      Hana Financial Group, Inc........................   435,907   12,741,881
  *   Hanjin Kal Corp..................................    14,767      437,357

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   SOUTH KOREA -- (Continued)
       Hankook Tire Co., Ltd............................ 117,381 $ 5,644,400
   #   Hanssem Co., Ltd.................................   8,887   1,247,218
   #   Hanwha Chemical Corp............................. 152,777   1,709,349
       Hanwha Corp......................................  80,068   1,997,579
       Hanwha Life Insurance Co., Ltd................... 289,042   2,050,373
   #   Hite Jinro Co., Ltd..............................  22,640     476,922
   #   Hotel Shilla Co., Ltd............................  29,607   2,747,188
       Hyosung Corp.....................................  58,732   3,875,681
       Hyundai Department Store Co., Ltd................  23,205   2,515,894
       Hyundai Development Co...........................  57,555   2,251,454
       Hyundai Engineering & Construction Co., Ltd......  91,424   3,618,062
   #   Hyundai Glovis Co., Ltd..........................  13,375   2,979,007
       Hyundai Greenfood Co., Ltd.......................   1,081      17,050
   #   Hyundai Heavy Industries Co., Ltd................  65,113   6,672,251
   #   Hyundai Marine & Fire Insurance Co., Ltd......... 150,823   3,589,328
       Hyundai Mobis Co., Ltd...........................  67,404  15,237,873
       Hyundai Motor Co................................. 156,776  24,093,951
   #   Hyundai Steel Co................................. 122,845   7,370,260
   #   Hyundai Wia Corp.................................  16,091   2,244,952
       Industrial Bank of Korea......................... 428,049   5,028,422
       Kangwon Land, Inc................................ 108,215   3,191,185
       KB Financial Group, Inc.......................... 299,306  10,054,654
   *   KB Financial Group, Inc. ADR.....................  97,918   3,304,733
   #   KCC Corp.........................................   4,725   2,377,337
   #   KEPCO Engineering & Construction Co., Inc........   8,507     329,983
       KEPCO Plant Service & Engineering Co., Ltd.......  15,145   1,219,799
       Kia Motors Corp.................................. 270,079  11,287,160
   #   Korea Aerospace Industries, Ltd..................  34,130   1,452,410
       Korea Electric Power Corp........................ 212,510   8,308,912
   *   Korea Electric Power Corp. Sponsored ADR.........  41,841     808,368
   *   Korea Gas Corp...................................  38,206   1,572,969
       Korea Investment Holdings Co., Ltd...............  48,748   2,297,294
       Korea Zinc Co., Ltd..............................   7,445   2,908,063
       KT Corp..........................................  68,477   1,864,401
   *   KT Corp. Sponsored ADR...........................  81,594   1,096,623
       KT&G Corp........................................ 113,279   8,269,139
   #   Kumho Petrochemical Co., Ltd.....................  15,006   1,222,127
   *   Kwangju Bank.....................................  26,713     217,568
   *   Kyongnam Bank....................................  40,823     404,845
       LG Chem, Ltd.....................................  44,517   8,005,992
       LG Corp.......................................... 114,126   6,422,751
   #   LG Display Co., Ltd.............................. 234,662   7,710,550
   #*  LG Display Co., Ltd. ADR......................... 553,574   8,962,363
   #   LG Electronics, Inc.............................. 226,536  12,550,258
       LG Household & Health Care, Ltd..................  10,987   6,883,137
   #   LG Innotek Co., Ltd..............................  25,520   2,261,815
       LG Uplus Corp.................................... 435,950   4,806,169
       Lotte Chemical Corp..............................  26,759   4,222,005
   #   Lotte Chilsung Beverage Co., Ltd.................     395     598,543
       Lotte Confectionery Co., Ltd.....................     362     616,903
       Lotte Shopping Co., Ltd..........................  18,081   3,912,975
       LS Corp..........................................  21,498     942,332
   #   Macquarie Korea Infrastructure Fund.............. 441,221   2,964,703

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SOUTH KOREA -- (Continued)
  *   Mando Corp.......................................     9,354 $  1,410,080
      Medy-Tox, Inc....................................     1,309      439,838
      Mirae Asset Securities Co., Ltd..................    20,301      854,320
      Naver Corp.......................................    31,046   20,122,879
  #   NCSoft Corp......................................    14,464    2,641,367
  #*  OCI Co., Ltd.....................................    22,460    1,592,353
      Orion Corp.......................................     3,321    3,168,994
  #   Paradise Co., Ltd................................    31,938      763,128
      POSCO............................................    47,828   11,110,213
      POSCO ADR........................................    67,985    3,958,767
  #   S-1 Corp.........................................    15,382    1,119,085
  #   S-Oil Corp.......................................    52,028    2,861,909
      Samsung C&T Corp.................................   143,779    7,285,309
  #   Samsung Card Co., Ltd............................    23,720      824,459
  #   Samsung Electro-Mechanics Co., Ltd...............    99,467    6,053,668
      Samsung Electronics Co., Ltd.....................    87,057  108,072,438
      Samsung Electronics Co., Ltd. GDR................    49,372   30,395,354
  #*  Samsung Engineering Co., Ltd.....................    20,417      704,200
      Samsung Fire & Marine Insurance Co., Ltd.........    41,845   11,267,063
  #   Samsung Heavy Industries Co., Ltd................   181,102    2,931,966
      Samsung Life Insurance Co., Ltd..................    59,292    6,090,122
      Samsung SDI Co., Ltd.............................    62,545    7,298,422
      Samsung Securities Co., Ltd......................    78,841    3,401,738
      Samsung Techwin Co., Ltd.........................    34,401      717,197
  #   Seoul Semiconductor Co., Ltd.....................    18,042      319,291
      Shinhan Financial Group Co., Ltd.................   344,099   14,049,014
  *   Shinhan Financial Group Co., Ltd. ADR............    86,082    3,430,368
      Shinsegae Co., Ltd...............................     8,494    1,245,524
  #   SK C&C Co., Ltd..................................    19,871    4,235,463
      SK Holdings Co., Ltd.............................    76,264   11,890,396
      SK Hynix, Inc....................................   645,339   27,875,764
  #   SK Innovation Co., Ltd...........................    97,552    8,284,057
  *   SK Networks Co., Ltd.............................   140,134    1,200,393
      SK Telecom Co., Ltd..............................     8,917    2,336,841
  *   Woori Bank.......................................   416,192    3,349,021
  *   Woori Bank Sponsored ADR.........................     1,026       24,265
      Woori Investment & Securities Co., Ltd...........   176,033    1,772,608
  #   Young Poong Corp.................................       326      422,464
      Youngone Corp....................................    20,576    1,055,136
      Yuhan Corp.......................................     2,021      315,420
                                                                  ------------
  TOTAL SOUTH KOREA....................................            625,529,110
                                                                  ------------
  SPAIN -- (0.1%)
      Banco Santander SA...............................   305,852    2,080,237
  #   Banco Santander SA Sponsored ADR.................   509,619    3,409,349
                                                                  ------------
  TOTAL SPAIN..........................................              5,489,586
                                                                  ------------
  TAIWAN -- (14.3%)
  #*  Acer, Inc........................................ 4,589,811    2,977,797
  #   Advanced Semiconductor Engineering, Inc.......... 6,951,929    8,729,669
      Advanced Semiconductor Engineering, Inc. ADR.....    77,739      513,855
  #   Advantech Co., Ltd...............................   321,254    2,398,762

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  TAIWAN -- (Continued)
  #   Airtac International Group.......................    117,000 $ 1,015,841
  #   Asia Cement Corp.................................  3,322,758   4,005,981
  #   Asustek Computer, Inc............................    876,180   9,157,493
  #   AU Optronics Corp................................ 20,104,873  10,930,806
  #   AU Optronics Corp. Sponsored ADR.................    326,626   1,829,106
  #   Catcher Technology Co., Ltd......................    866,429   7,576,552
  #   Cathay Financial Holding Co., Ltd................  6,968,450   9,979,036
  #   Cathay Real Estate Development Co., Ltd..........    839,000     446,078
  #   Chang Hwa Commercial Bank, Ltd...................  7,059,963   3,983,652
  #   Cheng Shin Rubber Industry Co., Ltd..............  2,128,965   5,131,725
      Cheng Uei Precision Industry Co., Ltd............    384,109     677,568
  #   Chicony Electronics Co., Ltd.....................    802,871   2,203,106
  *   China Airlines, Ltd..............................  6,872,536   3,477,463
  #   China Development Financial Holding Corp......... 20,735,121   6,809,171
      China Life Insurance Co., Ltd....................  4,229,176   3,544,843
      China Motor Corp.................................    649,000     556,927
  #*  China Petrochemical Development Corp.............  1,219,613     455,827
      China Steel Chemical Corp........................    175,000     846,173
  #   China Steel Corp................................. 12,348,932  10,461,901
  #   Chipbond Technology Corp.........................  1,413,000   2,888,227
      Chroma ATE, Inc..................................     43,000     107,175
      Chunghwa Telecom Co., Ltd........................  1,193,000   3,605,277
  #   Chunghwa Telecom Co., Ltd. ADR...................    236,502   7,104,520
  #   Clevo Co.........................................    625,075     945,857
  #   Compal Electronics, Inc..........................  8,050,541   5,870,559
      CTBC Financial Holding Co., Ltd.................. 12,313,117   7,810,884
      CTCI Corp........................................    773,000   1,221,483
  #   Delta Electronics, Inc...........................  1,992,366  12,169,179
      E.Sun Financial Holding Co., Ltd.................  9,531,402   5,863,441
  #   Eclat Textile Co., Ltd...........................    201,644   2,087,485
  #   Epistar Corp.....................................  1,258,000   2,228,650
      Eternal Materials Co., Ltd.......................    264,510     259,861
  *   Eva Airways Corp.................................  4,383,324   3,380,851
  *   Evergreen Marine Corp. Taiwan, Ltd...............  2,540,249   1,809,921
  #   Far Eastern Department Stores, Ltd...............  1,672,592   1,427,036
      Far Eastern New Century Corp.....................  4,630,221   4,660,159
      Far EasTone Telecommunications Co., Ltd..........  2,089,000   5,103,656
      Farglory Land Development Co., Ltd...............    648,393     757,278
      Feng TAY Enterprise Co., Ltd.....................    342,120   1,279,680
      First Financial Holding Co., Ltd................. 10,854,566   6,323,411
      Formosa Chemicals & Fibre Corp...................  3,611,518   7,728,121
  #   Formosa International Hotels Corp................     52,406     529,354
      Formosa Petrochemical Corp.......................  1,175,000   2,503,197
  #   Formosa Plastics Corp............................  4,659,153  11,243,633
      Formosa Taffeta Co., Ltd.........................    848,000     856,297
      Foxconn Technology Co., Ltd......................  1,364,198   3,693,764
      Fubon Financial Holding Co., Ltd.................  7,900,233  12,518,618
      Giant Manufacturing Co., Ltd.....................    295,506   2,579,176
  #   Gigasolar Materials Corp.........................     22,800     346,977
  #   Ginko International Co., Ltd.....................     45,000     441,653
  #   Gourmet Master Co., Ltd..........................     51,000     277,357
  #   HannStar Display Corp............................  5,668,660   1,395,550
      Highwealth Construction Corp.....................    930,300   1,885,663

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  TAIWAN -- (Continued)
  #   Hiwin Technologies Corp..........................    203,788 $ 1,676,591
      Hon Hai Precision Industry Co., Ltd.............. 13,621,302  37,376,728
      Hotai Motor Co., Ltd.............................    287,000   4,123,869
  #*  HTC Corp.........................................  1,028,235   5,097,593
      Hua Nan Financial Holdings Co., Ltd..............  8,738,812   4,857,838
  #   Innolux Corp..................................... 21,516,241  10,365,732
  #*  Inotera Memories, Inc............................  3,117,000   4,456,622
      Inventec Corp....................................  3,494,551   2,581,076
  #   Kenda Rubber Industrial Co., Ltd.................    823,091   1,665,406
  #   King Slide Works Co., Ltd........................     60,000     864,663
      King Yuan Electronics Co., Ltd...................    322,000     269,000
  #   King's Town Bank Co., Ltd........................  1,107,000   1,168,299
      Kinsus Interconnect Technology Corp..............    552,000   1,769,048
  #   Largan Precision Co., Ltd........................    105,860   8,803,058
  #   LCY Chemical Corp................................    434,123     227,553
      Lite-On Technology Corp..........................  3,777,741   4,656,144
      Lung Yen Life Service Corp.......................    132,000     352,550
  #   Makalot Industrial Co., Ltd......................     75,000     419,711
  #   MediaTek, Inc....................................  1,280,995  19,477,835
      Mega Financial Holding Co., Ltd..................  9,922,904   7,571,604
  #   Merida Industry Co., Ltd.........................    234,287   1,618,313
      Micro-Star International Co., Ltd................    588,000     655,016
      Nan Kang Rubber Tire Co., Ltd....................    534,780     560,975
      Nan Ya Plastics Corp.............................  4,175,599   8,389,766
  #*  Nan Ya Printed Circuit Board Corp................    288,000     404,644
  #   Novatek Microelectronics Corp....................    631,000   3,470,821
  #   Pegatron Corp....................................  4,309,345  11,458,892
      Phison Electronics Corp..........................    233,000   1,651,765
      Pou Chen Corp....................................  3,837,487   5,255,429
  #   Powertech Technology, Inc........................  2,140,819   3,541,690
      President Chain Store Corp.......................    696,831   5,356,744
  #   Quanta Computer, Inc.............................  2,622,000   6,389,790
  #   Radiant Opto-Electronics Corp....................    844,170   2,670,538
  #   Realtek Semiconductor Corp.......................    551,950   1,673,514
  #   Ruentex Development Co., Ltd.....................  1,092,351   1,639,880
  #   Ruentex Industries, Ltd..........................  1,008,182   2,185,573
  #*  Sanyang Motor Co., Ltd...........................    776,000     677,302
  #   ScinoPharm Taiwan, Ltd...........................    255,257     427,861
      Shin Kong Financial Holding Co., Ltd............. 14,247,661   3,971,810
  #   Siliconware Precision Industries Co., Ltd........  3,536,324   5,963,058
  #   Siliconware Precision Industries Co., Ltd.
      Sponsored ADR....................................     67,173     575,001
      Simplo Technology Co., Ltd.......................    473,000   2,321,057
      SinoPac Financial Holdings Co., Ltd.............. 14,213,553   5,784,464
  #   St Shine Optical Co., Ltd........................     52,000     817,718
      Standard Foods Corp..............................    334,394     718,785
      Synnex Technology International Corp.............  1,555,756   2,236,299
  #   Tainan Spinning Co., Ltd.........................    317,240     171,550
  #   Taishin Financial Holding Co., Ltd............... 20,123,197   8,250,769
  *   Taiwan Business Bank.............................  6,023,145   1,748,340
      Taiwan Cement Corp...............................  5,432,720   7,334,787
      Taiwan Cooperative Financial Holding Co., Ltd....  8,665,789   4,469,322
  #   Taiwan FamilyMart Co., Ltd.......................     41,000     249,541
  #   Taiwan Fertilizer Co., Ltd.......................  1,199,000   2,088,944

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 TAIWAN -- (Continued)
 #   Taiwan Glass Industry Corp.......................  1,325,253 $    963,158
     Taiwan Mobile Co., Ltd...........................  1,801,300    5,939,608
 #   Taiwan Secom Co., Ltd............................    259,670      675,073
 #   Taiwan Semiconductor Manufacturing Co., Ltd...... 25,188,808  110,771,023
     Taiwan Semiconductor Manufacturing Co., Ltd.
     Sponsored ADR....................................    303,433    6,890,963
 #   Teco Electric and Machinery Co., Ltd.............  2,671,000    2,493,410
 #   Ton Yi Industrial Corp...........................  1,254,000      806,044
 #   TPK Holding Co., Ltd.............................    441,000    2,857,038
     Transcend Information, Inc.......................    258,181      822,693
     Tripod Technology Corp...........................    633,870    1,372,452
     TSRC Corp........................................    682,965      812,344
     U-Ming Marine Transport Corp.....................    559,860      865,183
     Uni-President Enterprises Corp...................  5,786,725    9,220,707
 #   Unimicron Technology Corp........................  2,304,896    1,578,474
 #   United Microelectronics Corp..................... 23,169,000   11,219,420
     Vanguard International Semiconductor Corp........  1,372,000    2,323,942
 #*  Walsin Lihwa Corp................................  4,905,000    1,514,031
     Wan Hai Lines, Ltd...............................  1,352,800    1,434,747
 #*  Winbond Electronics Corp.........................  6,597,000    2,068,471
 *   Wintek Corp......................................    604,760       35,119
     Wistron Corp.....................................  4,848,420    4,420,254
 #   WPG Holdings, Ltd................................  2,225,869    2,763,614
 #   Yageo Corp.......................................    819,278    1,467,268
 *   Yang Ming Marine Transport Corp..................  2,102,300    1,132,073
     Yuanta Financial Holding Co., Ltd................ 12,817,966    6,149,129
 #   Yulon Motor Co., Ltd.............................  1,264,000    1,845,908
 #   Yungtay Engineering Co., Ltd.....................    122,000      282,043
 #   Zhen Ding Technology Holding, Ltd................    494,700    1,386,643
                                                                  ------------
 TOTAL TAIWAN.........................................             627,234,992
                                                                  ------------
 THAILAND -- (2.7%)
     Advanced Info Service PCL........................  1,280,500    9,585,166
     Airports of Thailand PCL.........................    467,100    4,623,905
     Bangchak Petroleum PCL (The).....................    790,300      827,002
     Bangkok Bank PCL(6077019)........................    271,700    1,593,840
     Bangkok Bank PCL(6368360)........................    348,400    2,027,809
     Bangkok Dusit Medical Services PCL...............  5,300,000    3,011,916
     Bangkok Life Assurance PCL.......................    566,500      900,030
     Bangkokland PCL..................................  2,999,000      161,266
     Banpu PCL........................................  1,800,100    1,336,463
     BEC World PCL....................................    810,000    1,274,519
     Berli Jucker PCL.................................    882,600    1,085,385
     Big C Supercenter PCL(6763932)...................     24,600      181,137
     Big C Supercenter PCL(6368434)...................    333,200    2,453,443
     Bumrungrad Hospital PCL..........................    313,600    1,494,702
     Central Pattana PCL..............................  1,466,600    2,005,205
     Central Plaza Hotel PCL..........................    825,700      857,739
     CH Karnchang PCL.................................    366,000      327,085
     Charoen Pokphand Foods PCL.......................  2,881,300    2,222,818
     CP ALL PCL.......................................  3,429,100    4,347,927
     Delta Electronics Thailand PCL...................    564,200    1,279,922
     Electricity Generating PCL.......................    270,400    1,346,630
     Energy Absolute PCL..............................    665,100      508,020

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 THAILAND -- (Continued)
     Glow Energy PCL..................................    445,700 $  1,242,595
     Home Product Center PCL..........................  4,530,431    1,128,109
     Indorama Ventures PCL............................  1,887,300    1,257,047
     Intouch Holdings PCL.............................    732,700    1,807,685
     IRPC PCL......................................... 13,263,500    1,385,920
     Jasmine International PCL........................  5,107,000    1,295,084
     Kasikornbank PCL(6364766)........................     52,000      352,704
     Kasikornbank PCL(6888794)........................  1,146,600    7,847,186
     Krung Thai Bank PCL..............................  4,049,787    2,808,743
     Land & Houses PCL(6581930).......................    790,000      225,680
     Land & Houses PCL(6581941).......................  2,381,640      669,450
     Minor International PCL..........................  1,542,100    1,707,948
     Pruksa Real Estate PCL...........................  1,624,300    1,600,479
     PTT Exploration & Production PCL(B1359J0)........  1,502,655    5,004,259
     PTT Exploration & Production PCL(B1359L2)........     65,409      217,830
     PTT Global Chemical PCL..........................  2,056,972    3,550,838
     PTT PCL..........................................  1,294,700   13,686,715
     Ratchaburi Electricity Generating Holding
       PCL(6362771)...................................     81,700      149,771
     Ratchaburi Electricity Generating Holding
       PCL(6294249)...................................    603,000    1,105,408
     Robinson Department Store PCL....................    428,200      585,455
     Siam Cement PCL (The)(6609906)...................    166,400    2,531,842
     Siam Cement PCL (The)(6609928)...................    126,100    1,910,956
     Siam City Cement PCL.............................    146,013    1,909,366
     Siam Commercial Bank PCL (The)...................  1,203,066    6,597,933
     Siam Global House PCL............................  1,033,316      372,537
     Supalai PCL......................................    577,900      430,821
     Thai Oil PCL.....................................  1,156,900    1,811,522
     Thai Union Frozen Products PCL...................  2,303,440    1,534,219
     Thaicom PCL......................................    386,700      460,779
     Thanachart Capital PCL...........................    282,200      286,683
     TMB Bank PCL..................................... 17,270,700    1,635,783
     Total Access Communication PCL(B1YWK08)..........    940,900    2,702,249
     Total Access Communication PCL(B231MK7)..........    214,100      614,892
 *   True Corp. PCL...................................  9,031,193    3,752,650
     TTW PCL..........................................  1,299,500      488,355
                                                                  ------------
 TOTAL THAILAND.......................................             118,121,422
                                                                  ------------
 TURKEY -- (1.8%)
     Akbank TAS.......................................  1,920,824    6,997,664
     Akcansa Cimento A.S..............................     26,424      186,365
 *   Anadolu Efes Biracilik Ve Malt Sanayii A.S.......    182,234    1,598,909
 #   Arcelik A.S......................................    401,933    2,554,413
 #   Aselsan Elektronik Sanayi Ve Ticaret A.S.........    114,602      555,973
     BIM Birlesik Magazalar A.S.......................    266,547    5,378,963
     Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S..     29,778      131,653
     Coca-Cola Icecek A.S.............................     87,295    1,760,205
     Enka Insaat ve Sanayi A.S........................    350,744      708,609
     Eregli Demir ve Celik Fabrikalari TAS............  2,552,986    4,576,823
     Ford Otomotiv Sanayi A.S.........................     97,226    1,348,393
 *   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
       A.S. Class A...................................    163,549      158,566
 #*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret
       A.S. Class B...................................     85,031       95,937
 *   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
       A.S. Class D...................................  1,229,168    1,005,526
     KOC Holding A.S..................................    612,841    3,177,742

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
 TURKEY -- (Continued)
 #   Koza Altin Isletmeleri A.S.......................    85,671 $      677,590
 #*  Migros Ticaret A.S...............................    33,309        311,414
 #   Petkim Petrokimya Holding A.S....................   342,895        534,583
     TAV Havalimanlari Holding A.S....................   207,173      1,545,348
     Tofas Turk Otomobil Fabrikasi A.S................   171,952      1,144,657
     Tupras Turkiye Petrol Rafinerileri A.S...........    80,671      1,748,444
 *   Turk Hava Yollari................................ 1,104,888      4,216,704
     Turk Telekomunikasyon A.S........................   601,705      1,800,206
 #   Turk Traktor ve Ziraat Makineleri A.S............    16,448        543,307
 #*  Turkcell Iletisim Hizmetleri A.S.................   744,933      4,288,467
 #*  Turkcell Iletisim Hizmetleri A.S. ADR............    73,838      1,066,221
     Turkiye Garanti Bankasi A.S...................... 2,416,220     10,159,691
     Turkiye Halk Bankasi A.S.........................   731,737      4,698,565
     Turkiye Is Bankasi............................... 1,624,924      4,710,282
     Turkiye Sinai Kalkinma Bankasi A.S...............    34,301         28,497
     Turkiye Sise ve Cam Fabrikalari A.S.............. 1,402,325      2,189,005
     Turkiye Vakiflar Bankasi Tao..................... 1,226,406      2,849,157
     Ulker Biskuvi Sanayi A.S.........................   185,271      1,465,645
     Yapi ve Kredi Bankasi A.S........................   961,492      1,987,660
                                                                 --------------
 TOTAL TURKEY.........................................               76,201,184
                                                                 --------------
 TOTAL COMMON STOCKS..................................            4,011,481,291
                                                                 --------------
 PREFERRED STOCKS -- (3.1%)
 BRAZIL -- (3.0%)
     AES Tiete SA.....................................   135,998        840,086
     Banco Bradesco SA................................ 2,276,095     28,690,852
     Braskem SA Class A...............................    73,800        342,543
     Centrais Eletricas Brasileiras SA Class B........   255,800        586,945
     Cia Brasileira de Distribuicao...................   145,209      4,842,341
     Cia de Gas de Sao Paulo COMGAS Class A...........    22,527        376,085
     Cia de Transmissao de Energia Eletrica Paulista..    62,158        908,173
     Cia Energetica de Minas Gerais................... 1,162,024      5,159,533
     Cia Energetica de Sao Paulo Class B..............   292,210      2,558,610
     Cia Paranaense de Energia........................    96,800      1,121,603
     Empresa Nacional de Comercio Redito e
       Participacoes SA...............................       380          3,817
     Gerdau SA........................................   836,068      2,844,671
     Itau Unibanco Holding SA......................... 3,144,864     38,594,012
     Itau Unibanco Holding SA ADR.....................   128,657      1,559,319
     Lojas Americanas SA..............................   650,083      3,766,701
 *   Oi SA............................................   383,892        708,034
     Petroleo Brasileiro SA...........................   935,300      2,846,825
     Petroleo Brasileiro SA Sponsored ADR............. 1,791,306     11,016,532
     Suzano Papel e Celulose SA Class A...............   550,771      2,240,373
     Telefonica Brasil SA.............................   296,274      5,477,227
 *   Usinas Siderurgicas de Minas Gerais SA Class A...   609,817        761,348
     Vale SA.......................................... 1,744,491     10,814,871

THE EMERGING MARKETS SERIES
CONTINUED


                                                       SHARES      VALUE++
                                                     ---------- --------------
  BRAZIL -- (Continued)
  #     Vale SA Sponsored ADR.......................    483,572 $    3,027,161
                                                                --------------
  TOTAL BRAZIL......................................               129,087,662
                                                                --------------
  CHILE -- (0.0%)
        Embotelladora Andina SA Class B.............      9,255         26,052
                                                                --------------
  COLOMBIA -- (0.1%)
        Banco Davivienda SA.........................    128,737      1,351,738
        Bancolombia SA..............................     30,330        358,988
        Grupo Aval Acciones y Valores...............  2,202,589      1,159,970
        Grupo de Inversiones Suramericana SA........     88,842      1,267,091
                                                                --------------
  TOTAL COLOMBIA....................................                 4,137,787
                                                                --------------
  TOTAL PREFERRED STOCKS............................               133,251,501
                                                                --------------
  SECURITIES LENDING COLLATERAL -- (5.3%)
  (S)@  DFA Short Term Investment Fund.............. 20,224,861    234,001,641
                                                                --------------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $3,361,376,561)^^.........................            $4,378,734,433
                                                                ==============

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Brazil..................... $ 90,674,286 $  154,744,119   --    $  245,418,405
   Chile......................   28,272,668     34,283,925   --        62,556,593
   China......................  137,936,684    519,590,284   --       657,526,968
   Colombia...................   22,891,199         16,058   --        22,907,257
   Czech Republic.............           --      8,443,565   --         8,443,565
   Egypt......................           --      6,009,633   --         6,009,633
   Greece.....................           --     17,303,893   --        17,303,893
   Hungary....................           --      8,316,757   --         8,316,757
   India......................   36,371,117    388,472,090   --       424,843,207
   Indonesia..................    2,519,418    138,401,054   --       140,920,472
   Malaysia...................           --    176,040,668   --       176,040,668
   Mexico.....................  212,976,290             --   --       212,976,290
   Peru.......................   12,335,494             --   --        12,335,494
   Philippines................    2,659,129     64,657,807   --        67,316,936
   Poland.....................           --     74,809,464   --        74,809,464
   Russia.....................    4,595,126     66,385,071   --        70,980,197
   South Africa...............   40,169,673    310,029,525   --       350,199,198
   South Korea................   24,934,508    600,594,602   --       625,529,110
   Spain......................    5,489,586             --   --         5,489,586
   Taiwan.....................   16,913,445    610,321,547   --       627,234,992
   Thailand...................  118,121,422             --   --       118,121,422
   Turkey.....................    1,066,221     75,134,963   --        76,201,184
Preferred Stocks
   Brazil.....................   16,364,360    112,723,302   --       129,087,662
   Chile......................           --         26,052   --            26,052
   Colombia...................    4,137,787             --   --         4,137,787
Securities Lending Collateral.           --    234,001,641   --       234,001,641
                               ------------ --------------   --    --------------
TOTAL......................... $778,428,413 $3,600,306,020   --    $4,378,734,433
                               ============ ==============   ==    ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES      VALUE+
                                                        --------- ------------
  COMMON STOCKS -- (94.8%)
  Consumer Discretionary -- (17.3%)
  *   1-800-Flowers.com, Inc. Class A..................    44,330 $    349,764
  #   Aaron's, Inc.....................................     4,830      152,918
      AH Belo Corp. Class A............................    14,556      131,295
      Arctic Cat, Inc..................................     3,436      115,518
  #*  Ascent Capital Group, Inc. Class A...............     8,564      362,343
  #   Autoliv, Inc.....................................     9,404      997,388
  *   Ballantyne Strong, Inc...........................     9,030       36,933
  #*  Barnes & Noble, Inc..............................    12,200      286,578
      Bassett Furniture Industries, Inc................     2,900       64,438
      Beasley Broadcast Group, Inc. Class A............     9,471       49,439
  *   Beazer Homes USA, Inc............................     4,326       68,351
  *   Belmond, Ltd. Class A............................    75,198      826,426
      Best Buy Co., Inc................................   197,800    6,962,560
      Big 5 Sporting Goods Corp........................     8,501      101,247
  *   Biglari Holdings, Inc............................     2,343      969,932
  *   BJ's Restaurants, Inc............................    25,971    1,150,256
  #   Bob Evans Farms, Inc.............................    52,387    2,953,055
  #   Bon-Ton Stores, Inc. (The).......................     2,986       16,363
  #*  Books-A-Million, Inc.............................     8,187       20,631
      Brown Shoe Co., Inc..............................    74,697    2,120,648
  *   Build-A-Bear Workshop, Inc.......................    25,874      533,522
  #*  Cabela's, Inc....................................    53,051    2,915,152
  #   Callaway Golf Co.................................    38,543      314,511
  *   Cambium Learning Group, Inc......................    37,733       94,710
  *   Canterbury Park Holding Corp.....................     2,755       27,688
      Carnival Corp....................................   489,649   21,524,970
  #   Carriage Services, Inc...........................    20,916      455,969
  #*  Cavco Industries, Inc............................     7,600      558,676
  #   CBS Corp. Class A................................    28,263    1,581,456
      CBS Corp. Class B................................   201,625   11,051,066
  *   Christopher & Banks Corp.........................    56,231      292,964
      Churchill Downs, Inc.............................     7,682      729,713
  *   Citi Trends, Inc.................................     3,415       78,169
  #   Columbia Sportswear Co...........................     8,634      366,945
      Comcast Corp. Class A............................ 3,446,875  183,184,172
  #   Comcast Corp. Special Class A.................... 1,088,341   57,573,239
  #*  Conn's, Inc......................................    25,450      400,583
      Core-Mark Holding Co., Inc.......................    48,118    3,208,508
  #   CSS Industries, Inc..............................    13,050      354,960
      CST Brands, Inc..................................    50,181    2,162,801
      Culp, Inc........................................    10,036      201,623
  #*  Delta Apparel, Inc...............................     7,532       69,671
      Destination Maternity Corp.......................       200        3,062
  #*  Destination XL Group, Inc........................    15,601       79,253
      DeVry Education Group, Inc.......................     8,757      371,384
      Dillard's, Inc. Class A..........................   120,300   13,666,080
  *   Discovery Communications, Inc....................     3,762      104,885
  *   Discovery Communications, Inc. Class B...........     3,762      105,637
  *   Dixie Group, Inc. (The)..........................    11,800       95,344
  #*  Dorman Products, Inc.............................    20,712      947,160
      Dover Motorsports, Inc...........................    15,098       39,859

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Consumer Discretionary -- (Continued)
       DR Horton, Inc................................... 208,125 $ 5,103,225
   #*  DreamWorks Animation SKG, Inc. Class A...........  46,429     866,829
       Educational Development Corp.....................   1,679       6,934
   *   Eldorado Resorts, Inc............................  18,512      73,400
   #   Escalade, Inc....................................     277       4,221
   *   EVINE Live, Inc..................................   3,998      25,067
   #*  EW Scripps Co. (The) Class A.....................  41,061     810,134
   #*  Federal-Mogul Holdings Corp......................  38,585     522,055
       Flanigan's Enterprises, Inc......................     865      33,086
       Flexsteel Industries, Inc........................   2,068      61,626
       Foot Locker, Inc.................................  15,700     835,554
       Ford Motor Co.................................... 169,046   2,486,667
   #   Fred's, Inc. Class A.............................  47,275     784,765
       Frisch's Restaurants, Inc........................     600      16,620
   #*  FTD Cos., Inc....................................  24,893     852,585
   #*  Fuel Systems Solutions, Inc......................   3,398      36,495
   #*  G-III Apparel Group, Ltd.........................  11,394   1,107,497
   *   Gaiam, Inc. Class A..............................   4,388      32,120
   #   GameStop Corp. Class A........................... 104,752   3,692,508
   #*  Gaming Partners International Corp...............     500       4,145
       Gannett Co., Inc................................. 119,639   3,710,005
       General Motors Co................................ 802,642  26,182,182
   *   Genesco, Inc.....................................   7,056     504,151
       Graham Holdings Co. Class B......................   5,780   5,406,150
   *   Gray Television, Inc.............................  46,874     443,428
   #   Group 1 Automotive, Inc..........................  57,936   4,657,475
       Harte-Hanks, Inc.................................  12,432      90,381
       Haverty Furniture Cos., Inc......................  33,479     817,892
   *   Helen of Troy, Ltd...............................  64,389   4,843,341
   #*  hhgregg, Inc.....................................  36,388     199,770
   #   Hooker Furniture Corp............................  14,814     267,245
   *   Hyatt Hotels Corp. Class A.......................  14,601     821,452
   #*  Iconix Brand Group, Inc..........................  95,618   3,178,342
   #   International Speedway Corp. Class A.............  24,844     722,712
   *   Isle of Capri Casinos, Inc.......................  15,434     158,044
   #*  JAKKS Pacific, Inc...............................  13,103      78,880
   *   Jarden Corp...................................... 243,112  11,674,238
   #*  JC Penney Co., Inc...............................  85,215     619,513
       Johnson Outdoors, Inc. Class A...................  15,588     467,640
   *   Journal Communications, Inc. Class A.............  77,674     780,624
   #   KB Home..........................................  30,800     383,768
       Kohl's Corp......................................  14,353     857,161
       La-Z-Boy, Inc....................................  56,332   1,503,501
   #*  Lakeland Industries, Inc.........................  11,757      99,935
   #*  Lands' End, Inc..................................  21,056     730,433
   #*  Lee Enterprises, Inc.............................  38,128     112,478
   #   Lennar Corp. Class A............................. 224,100  10,064,331
       Lennar Corp. Class B.............................   7,868     284,113
   *   Liberty Broadband Corp.(530307206)...............   1,905      94,298
   *   Liberty Broadband Corp.(530307305)...............  67,601   3,001,484
   *   Liberty Broadband Corp. Class A..................  24,095   1,071,505
   *   Liberty Interactive Corp. Class A................ 882,463  24,144,188
   #*  Liberty Interactive Corp. Class B................  35,706   1,044,043

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Consumer Discretionary -- (Continued)
   *   Liberty Media Corp............................... 208,010 $ 7,097,301
   *   Liberty Media Corp. Class A......................  96,383   3,281,841
   *   Liberty Media Corp. Class B......................   7,622     302,212
   *   Liberty TripAdvisor Holdings, Inc. Class A.......  76,802   1,838,640
   *   Liberty TripAdvisor Holdings, Inc. Class B.......   3,570      90,392
   *   Liberty Ventures Series A........................ 202,261   7,554,448
   #*  Liberty Ventures Series B........................   8,645     337,630
   #*  Life Time Fitness, Inc...........................  13,317     728,040
   #   Lifetime Brands, Inc.............................  16,431     259,281
       Lithia Motors, Inc. Class A......................  34,933   2,958,825
   *   Live Nation Entertainment, Inc................... 145,347   3,454,898
   *   Loral Space & Communications, Inc................  26,050   1,873,256
       Lowe's Cos., Inc................................. 139,546   9,455,637
   *   Luby's, Inc......................................  44,415     216,745
   *   M/I Homes, Inc...................................  37,930     782,875
   *   Madison Square Garden Co. (The) Class A..........  29,558   2,239,019
       Marcus Corp. (The)...............................  18,899     356,435
   *   MarineMax, Inc...................................  29,164     743,974
       Marriott Vacations Worldwide Corp................   2,531     193,622
   #*  Martha Stewart Living Omnimedia, Inc. Class A....     980       4,547
   *   McClatchy Co. (The) Class A......................  60,603     152,114
   *   Media General, Inc...............................  25,196     360,303
   #   Men's Wearhouse, Inc. (The)......................  52,860   2,456,404
   #   Meredith Corp....................................  32,676   1,701,113
   #*  Meritage Homes Corp..............................  28,156   1,025,160
   #*  MGM Resorts International........................ 227,871   4,438,927
   *   Modine Manufacturing Co..........................  14,650     178,584
   *   Mohawk Industries, Inc...........................  98,740  16,296,050
   *   Monarch Casino & Resort, Inc.....................   1,103      19,082
   *   Motorcar Parts of America, Inc...................  13,074     341,493
       Movado Group, Inc................................  36,900     886,707
   *   Murphy USA, Inc..................................  47,356   3,305,922
       NACCO Industries, Inc. Class A...................   6,832     376,102
   *   New York & Co., Inc..............................   6,926      15,930
   *   News Corp. Class A............................... 402,247   5,989,458
   *   News Corp. Class B...............................  99,903   1,442,599
   *   Office Depot, Inc................................ 181,609   1,380,228
   #*  Pacific Sunwear of California, Inc...............  12,650      34,788
   #*  Penn National Gaming, Inc........................  63,446     949,787
       Penske Automotive Group, Inc.....................  43,845   2,119,906
   *   Pep Boys-Manny, Moe & Jack (The).................  75,098     633,076
   *   Perry Ellis International, Inc...................  21,492     513,874
   #*  Pinnacle Entertainment, Inc......................  71,930   1,521,320
       PulteGroup, Inc.................................. 143,221   2,948,920
       PVH Corp.........................................  31,964   3,524,351
   *   Radio One, Inc. Class D..........................  13,955      26,235
   *   RCI Hospitality Holdings, Inc....................  12,026     117,254
   *   Red Robin Gourmet Burgers, Inc...................  31,175   2,416,063
   *   Regis Corp.......................................  54,292     855,099
       Remy International, Inc..........................   2,760      58,705
   #   Rent-A-Center, Inc...............................  76,435   2,620,192
       Rocky Brands, Inc................................   8,729     119,675
   #   Royal Caribbean Cruises, Ltd..................... 322,500  24,364,875

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Consumer Discretionary -- (Continued)
  #*  Ruby Tuesday, Inc................................    17,500 $    105,350
  #   Saga Communications, Inc. Class A................     8,693      353,544
  #   Salem Communications Corp. Class A...............    10,922       76,126
  #   Scholastic Corp..................................    30,900    1,136,502
  #*  Scientific Games Corp. Class A...................    25,007      295,333
  #*  Sears Holdings Corp..............................    25,182      801,795
  #   Service Corp. International......................   274,069    6,202,181
  #*  Shiloh Industries, Inc...........................    24,793      303,218
      Shoe Carnival, Inc...............................    33,450      776,709
  *   Skechers U.S.A., Inc. Class A....................    49,610    2,993,963
      Spartan Motors, Inc..............................    16,820       87,632
  #   Speedway Motorsports, Inc........................    52,187    1,163,248
      Stage Stores, Inc................................    53,575    1,071,500
      Standard Motor Products, Inc.....................    37,342    1,361,489
  #   Staples, Inc.....................................   497,525    8,482,801
  #*  Starz............................................    84,255    2,487,208
  *   Starz Class B....................................     7,622      226,831
      Stein Mart, Inc..................................    22,915      315,310
  *   Steiner Leisure, Ltd.............................     2,225       97,055
  #*  Stoneridge, Inc..................................    19,361      244,336
  #   Strattec Security Corp...........................     5,224      329,112
  #   Superior Industries International, Inc...........    37,089      676,874
  #   Superior Uniform Group, Inc......................     8,978      340,715
      Sypris Solutions, Inc............................     8,460       20,262
  #*  Systemax, Inc....................................    11,750      153,573
      Tandy Leather Factory, Inc.......................     9,974       85,178
      Target Corp......................................     4,925      362,529
      Time Warner Cable, Inc...........................   693,942   94,466,324
      Time Warner, Inc................................. 1,534,860  119,611,640
  #   Time, Inc........................................   191,857    4,804,099
  *   Toll Brothers, Inc...............................   203,299    7,038,211
      Trans World Entertainment Corp...................     5,781       20,060
  #*  Tuesday Morning Corp.............................    60,500    1,070,850
  #   Twenty-First Century Fox, Inc. Class A........... 1,287,383   42,689,620
      Twenty-First Century Fox, Inc. Class B...........   550,972   17,548,458
  #*  Unifi, Inc.......................................    43,422    1,399,491
  *   Universal Electronics, Inc.......................     3,206      204,350
      Vail Resorts, Inc................................    11,600    1,018,016
  *   VOXX International Corp..........................     3,750       30,000
      Walt Disney Co. (The)............................    26,220    2,384,971
  #   Wendy's Co. (The)................................   242,704    2,558,100
  *   West Marine, Inc.................................    26,468      317,616
      Whirlpool Corp...................................    30,049    5,982,155
      Wyndham Worldwide Corp...........................   144,114   12,075,312
                                                                  ------------
  Total Consumer Discretionary.........................            917,929,612
                                                                  ------------
  Consumer Staples -- (7.4%)
      Alico, Inc.......................................       960       45,638
  *   Alliance One International, Inc..................    35,084       36,838
      Andersons, Inc. (The)............................    23,660    1,064,227
      Archer-Daniels-Midland Co........................   813,476   37,932,386
  #*  Boulder Brands, Inc..............................    76,099      763,273
      Bunge, Ltd.......................................   121,368   10,866,077

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Consumer Staples -- (Continued)
  *   CCA Industries, Inc..............................     8,323 $     29,131
  *   Central Garden and Pet Co........................    25,184      212,805
  #*  Central Garden and Pet Co. Class A...............    48,121      437,901
  *   Constellation Brands, Inc. Class A...............   249,042   27,506,689
  *   Constellation Brands, Inc. Class B...............    12,715    1,442,962
  #*  Craft Brew Alliance, Inc.........................     9,754      116,073
      CVS Health Corp.................................. 1,510,745  148,294,729
  #*  Farmer Bros. Co..................................     6,695      200,247
  #   Fresh Del Monte Produce, Inc.....................    39,437    1,326,266
  #*  Hain Celestial Group, Inc. (The).................    87,292    4,606,399
      Ingles Markets, Inc. Class A.....................    11,437      487,788
  #   Ingredion, Inc...................................    62,117    5,009,115
      JM Smucker Co. (The).............................   108,204   11,161,243
      John B. Sanfilippo & Son, Inc....................    10,428      380,309
      Kraft Foods Group, Inc...........................   209,706   13,702,190
  *   Landec Corp......................................    37,056      473,205
  *   Mannatech, Inc...................................       717       13,408
      MGP Ingredients, Inc.............................     4,788       75,938
  #   Molson Coors Brewing Co. Class A.................     1,908      157,219
      Molson Coors Brewing Co. Class B.................   186,550   14,164,741
      Mondelez International, Inc. Class A............. 2,081,099   73,337,929
  *   Nutraceutical International Corp.................    14,615      285,577
  #   Oil-Dri Corp. of America.........................     5,047      154,539
  *   Omega Protein Corp...............................    25,852      272,480
  *   Pantry, Inc. (The)...............................    22,475      829,328
  #*  Post Holdings, Inc...............................    50,201    2,371,997
  #   Sanderson Farms, Inc.............................    16,100    1,287,356
  *   Seaboard Corp....................................     1,812    6,930,882
  #*  Seneca Foods Corp. Class A.......................     6,301      163,070
  *   Seneca Foods Corp. Class B.......................       300       10,577
  #   Snyder's-Lance, Inc..............................    28,337      824,323
      SpartanNash Co...................................    34,281      883,079
      Spectrum Brands Holdings, Inc....................    46,130    4,136,938
  *   TreeHouse Foods, Inc.............................    24,190    2,194,033
      Tyson Foods, Inc. Class A........................   405,030   15,812,371
  #   Universal Corp...................................    22,290      895,166
  #   Weis Markets, Inc................................    11,602      531,720
                                                                  ------------
  Total Consumer Staples...............................            391,428,162
                                                                  ------------
  Energy -- (14.1%)
      Adams Resources & Energy, Inc....................     6,004      348,472
  #   Alon USA Energy, Inc.............................    33,484      404,487
      Anadarko Petroleum Corp..........................   845,068   69,084,309
      Apache Corp......................................   289,715   18,127,468
  #*  Approach Resources, Inc..........................     6,883       43,156
      Atwood Oceanics, Inc.............................     4,600      131,468
      Baker Hughes, Inc................................   127,976    7,421,328
  *   Barnwell Industries, Inc.........................     8,038       23,109
      Bristow Group, Inc...............................    43,589    2,428,343
  #*  C&J Energy Services, Inc.........................    37,416      385,385
  #   Cabot Oil & Gas Corp.............................       568       15,052
  #*  California Resources Corp........................   118,504      606,740
  *   Callon Petroleum Co..............................    13,214       72,016

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Energy -- (Continued)
  #   Chesapeake Energy Corp...........................   624,655 $ 11,980,883
      Chevron Corp..................................... 1,063,078  108,997,387
  #*  Cloud Peak Energy, Inc...........................    33,115      224,851
  #   Comstock Resources, Inc..........................    32,421      130,981
      ConocoPhillips................................... 1,766,829  111,274,890
  *   Contango Oil & Gas Co............................     1,064       31,994
  #   Dawson Geophysical Co............................    17,055      184,023
      Delek US Holdings, Inc...........................    52,256    1,612,098
  #   Denbury Resources, Inc...........................   289,460    1,997,274
      Devon Energy Corp................................    81,126    4,889,464
  #   Energy XXI, Ltd..................................    15,380       45,217
      EOG Resources, Inc...............................    12,090    1,076,373
  *   Era Group, Inc...................................    36,653      825,426
  *   Escalera Resources Co............................     6,444        2,841
      Exterran Holdings, Inc...........................    69,200    1,876,012
      Exxon Mobil Corp................................. 1,047,299   91,554,879
  #   Green Plains, Inc................................    26,534      621,161
  #   Gulf Island Fabrication, Inc.....................    15,018      248,848
  #   Gulfmark Offshore, Inc. Class A..................    35,505      700,514
  #*  Harvest Natural Resources, Inc...................    35,677       22,380
  #*  Helix Energy Solutions Group, Inc................   103,010    1,933,498
  #   Helmerich & Payne, Inc...........................   108,670    6,472,385
      Hess Corp........................................   378,130   25,519,994
  *   HKN, Inc.........................................       564       30,171
      HollyFrontier Corp...............................    32,210    1,156,983
  #*  Hornbeck Offshore Services, Inc..................    29,719      659,762
  *   Key Energy Services, Inc.........................    49,745       83,572
      Marathon Oil Corp................................   903,937   24,044,724
      Marathon Petroleum Corp..........................   451,968   41,847,717
  #*  Matador Resources Co.............................     6,400      137,984
  *   Matrix Service Co................................    15,423      296,122
  #   Murphy Oil Corp..................................   189,426    8,507,122
      Nabors Industries, Ltd...........................   272,782    3,139,721
      National Oilwell Varco, Inc......................   250,948   13,659,100
  *   Natural Gas Services Group, Inc..................    15,026      303,375
  *   Newfield Exploration Co..........................    48,506    1,444,509
  #*  Newpark Resources, Inc...........................    97,395      841,493
  #   Noble Corp. P.L.C................................    74,243    1,204,221
      Noble Energy, Inc................................   133,794    6,387,326
  #*  Northern Oil and Gas, Inc........................    16,372      102,816
      Occidental Petroleum Corp........................   296,262   23,700,960
  #*  Overseas Shipholding Group, Inc..................     2,355       12,011
  #   Paragon Offshore P.L.C...........................    24,747       51,721
  #*  Parker Drilling Co...............................   142,573      386,373
      Patterson-UTI Energy, Inc........................   152,325    2,613,897
  #*  PDC Energy, Inc..................................    24,103    1,107,292
  #*  Penn Virginia Corp...............................    35,279      172,162
  #*  PHI, Inc. Non-Voting.............................    21,843      747,249
  *   PHI, Inc. Voting.................................     1,099       37,674
      Phillips 66......................................   883,414   62,121,672
  *   Pioneer Energy Services Corp.....................    98,221      406,635
      Pioneer Natural Resources Co.....................    88,400   13,306,852
      QEP Resources, Inc...............................    33,043      668,129

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
   Energy -- (Continued)
   *   Renewable Energy Group, Inc......................   2,882 $     25,189
   #*  REX American Resources Corp......................   4,050      224,815
   #*  Rex Energy Corp..................................  35,100      124,254
       Rowan Cos. P.L.C. Class A........................ 121,858    2,573,641
   #*  SEACOR Holdings, Inc.............................  36,653    2,637,183
       SemGroup Corp. Class A...........................   4,727      318,269
   #*  Seventy Seven Energy, Inc........................  44,617      176,237
   #   Ship Finance International, Ltd..................  12,481      173,361
   #*  Stone Energy Corp................................   1,115       15,699
       Superior Energy Services, Inc....................  75,686    1,513,720
   #*  Swift Energy Co..................................  34,900       74,337
   #   Teekay Corp......................................  37,720    1,596,688
       Tesco Corp.......................................   3,745       38,349
       Tesoro Corp...................................... 168,807   13,796,596
   #*  TETRA Technologies, Inc..........................  25,510      126,019
   #*  TGC Industries, Inc..............................   1,787        3,574
   #   Tidewater, Inc...................................  49,127    1,437,456
   #   Transocean, Ltd.................................. 274,265    4,470,519
   #*  Triangle Petroleum Corp..........................   7,779       40,840
   *   Unit Corp........................................  57,000    1,697,460
       Valero Energy Corp............................... 605,899   32,039,939
   *   Weatherford International P.L.C.................. 281,383    2,906,686
       Western Refining, Inc............................  68,485    2,542,848
   *   Whiting Petroleum Corp...........................  16,007      480,530
   *   Willbros Group, Inc..............................  18,620      103,900
                                                                 ------------
   Total Energy.........................................          749,632,160
                                                                 ------------
   Financials -- (17.7%)
   #   1st Source Corp..................................  41,187    1,224,490
       ACE, Ltd.........................................  60,924    6,577,355
       Aflac, Inc.......................................  81,778    4,667,888
   #   Alexander & Baldwin, Inc.........................  66,838    2,557,222
   *   Alleghany Corp...................................   3,115    1,377,110
       Allied World Assurance Co. Holdings AG...........  76,431    2,955,587
       Allstate Corp. (The)............................. 230,137   16,061,261
       American Equity Investment Life Holding Co.......  88,700    2,262,737
       American Financial Group, Inc.................... 173,596   10,075,512
   #*  American Independence Corp.......................     173        1,919
       American International Group, Inc................ 899,581   43,962,523
       American National Insurance Co...................  37,287    3,879,339
       Ameris Bancorp...................................  12,022      290,091
       AmeriServ Financial, Inc.........................  33,075       98,894
   *   Arch Capital Group, Ltd..........................   2,200      127,534
       Argo Group International Holdings, Ltd...........  42,675    2,282,686
       Aspen Insurance Holdings, Ltd.................... 102,623    4,445,628
   #   Associated Banc-Corp.............................  31,434      528,406
       Assurant, Inc....................................  65,820    4,180,228
       Assured Guaranty, Ltd............................ 122,989    3,003,391
   *   Asta Funding, Inc................................   7,527       63,904
       Astoria Financial Corp...........................  19,344      236,577
   #*  Atlanticus Holdings Corp.........................  19,218       49,198
   #*  AV Homes, Inc....................................   3,852       57,741
       Axis Capital Holdings, Ltd.......................   8,510      433,159

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Financials -- (Continued)
      Baldwin & Lyons, Inc. Class A....................       300 $      7,095
      Baldwin & Lyons, Inc. Class B....................     6,556      151,444
  #*  Bancorp, Inc. (The)..............................       459        3,911
      Bank Mutual Corp.................................    14,475       92,206
      Bank of America Corp............................. 5,529,894   83,777,894
      Bank of New York Mellon Corp. (The)..............   491,755   17,703,180
  #   BankFinancial Corp...............................    38,560      436,114
      Banner Corp......................................     7,943      320,738
      BB&T Corp........................................    96,049    3,389,569
      BCB Bancorp, Inc.................................     1,059       12,295
      Berkshire Hills Bancorp, Inc.....................    25,980      646,902
  #*  BofI Holding, Inc................................     8,208      692,427
  #   Capital City Bank Group, Inc.....................    15,389      230,835
      Capital One Financial Corp.......................   373,787   27,364,946
  *   Cascade Bancorp..................................    15,799       72,991
      Cathay General Bancorp...........................    17,730      423,570
      Centerstate Banks, Inc...........................       747        8,224
      Century Bancorp, Inc. Class A....................       495       19,196
      Chicopee Bancorp, Inc............................     1,000       16,460
  #   Chubb Corp. (The)................................    14,249    1,394,977
  #   Cincinnati Financial Corp........................    16,226      819,575
      CIT Group, Inc...................................    45,907    2,011,645
      Citigroup, Inc................................... 2,143,604  100,642,208
      Citizens Community Bancorp, Inc..................    10,355       94,386
      CME Group, Inc...................................   414,385   35,347,040
      CNA Financial Corp...............................   277,671   10,818,062
      CNO Financial Group, Inc.........................   301,264    4,675,617
      Codorus Valley Bancorp, Inc......................       132        2,649
      Comerica, Inc....................................    16,431      681,886
      Community West Bancshares........................       400        2,700
  #*  Cowen Group, Inc. Class A........................    15,961       66,398
      Donegal Group, Inc. Class A......................    20,677      330,625
  #   Donegal Group, Inc. Class B......................       300        6,997
  *   E*TRADE Financial Corp...........................    89,699    2,067,562
  *   Eastern Virginia Bankshares, Inc.................       307        1,919
      EMC Insurance Group, Inc.........................    18,341      591,681
  #*  Encore Capital Group, Inc........................       627       23,337
      Endurance Specialty Holdings, Ltd................    76,288    4,662,723
      Enterprise Financial Services Corp...............     3,235       61,821
      ESB Financial Corp...............................       432        7,219
      ESSA Bancorp, Inc................................     8,217       99,837
      Evans Bancorp, Inc...............................     1,681       39,756
      Everest Re Group, Ltd............................    34,913    5,983,390
  *   Farmers Capital Bank Corp........................       302        6,747
      FBL Financial Group, Inc. Class A................    24,660    1,287,005
      Federal Agricultural Mortgage Corp. Class A......       177        4,027
      Federal Agricultural Mortgage Corp. Class C......     9,200      253,460
  #   Federated National Holding Co....................    13,665      397,788
      Fidelity Southern Corp...........................     7,213      110,287
      Fifth Third Bancorp..............................    62,451    1,080,402
  *   First Acceptance Corp............................    30,158       70,268
  #   First American Financial Corp....................    61,982    2,108,628
      First Bancorp....................................    16,138      267,891

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Financials -- (Continued)
      First Business Financial Services, Inc...........       482 $     21,097
      First Citizens BancShares, Inc. Class A..........     8,627    2,105,419
  #   First Commonwealth Financial Corp................    30,547      241,016
      First Community Bancshares, Inc..................       183        2,871
      First Defiance Financial Corp....................    10,880      331,405
  #   First Federal of Northern Michigan Bancorp, Inc..       900        5,247
      First Financial Northwest, Inc...................    25,371      304,198
      First Merchants Corp.............................    46,827    1,022,702
      First Midwest Bancorp, Inc.......................     7,168      110,387
      First South Bancorp, Inc.........................     2,278       18,110
      FNF Group........................................    46,321    1,625,867
  *   FNFV Group.......................................    15,438      191,431
      Fox Chase Bancorp, Inc...........................       351        5,700
  *   Genworth Financial, Inc. Class A.................    34,964      244,049
  #   German American Bancorp, Inc.....................     7,459      208,852
      GFI Group, Inc...................................     2,875       16,129
  *   Global Indemnity P.L.C...........................     8,282      217,320
      Goldman Sachs Group, Inc. (The)..................   196,596   33,895,116
  #   Great Southern Bancorp, Inc......................     1,616       58,370
  #   Griffin Land & Nurseries, Inc....................     1,500       44,460
      Guaranty Federal Bancshares, Inc.................     1,684       24,839
  *   Hallmark Financial Services, Inc.................    25,666      283,353
      Hampden Bancorp, Inc.............................     5,886      118,250
  #   Hanover Insurance Group, Inc. (The)..............    88,829    6,129,201
      Hartford Financial Services Group, Inc. (The)....   314,543   12,235,723
      HCC Insurance Holdings, Inc......................    17,700      944,118
      Heartland Financial USA, Inc.....................       465       12,843
      HF Financial Corp................................       400        5,764
  *   Hilltop Holdings, Inc............................    26,171      475,004
      Hingham Institution for Savings..................       500       44,000
  *   HMN Financial, Inc...............................     3,456       42,301
      Home Bancorp, Inc................................       719       15,732
      HopFed Bancorp, Inc..............................     6,781       89,577
      Horace Mann Educators Corp.......................    58,206    1,773,537
      Hudson City Bancorp, Inc.........................    28,191      252,873
      Huntington Bancshares, Inc.......................    59,995      601,150
  #   Iberiabank Corp..................................       697       38,063
  #*  Imperial Holdings, Inc...........................     2,882       17,119
  #   Independence Holding Co..........................    24,172      307,226
      Infinity Property & Casualty Corp................    15,800    1,110,266
      Intercontinental Exchange, Inc...................     1,479      304,275
      International Bancshares Corp....................       800       18,008
      Intervest Bancshares Corp. Class A...............     2,078       20,468
  *   Investment Technology Group, Inc.................    23,677      491,298
      Investors Title Co...............................     1,169       83,864
  #   Janus Capital Group, Inc.........................    24,840      435,694
      JPMorgan Chase & Co.............................. 2,054,936  111,747,420
      Kemper Corp......................................    67,002    2,339,040
      Kentucky First Federal Bancorp...................     2,400       19,728
      KeyCorp..........................................   526,210    6,835,468
      Lakeland Bancorp, Inc............................     8,740       94,305
      Landmark Bancorp, Inc............................     2,066       43,386
  #   Legg Mason, Inc..................................    93,283    5,171,610

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Financials -- (Continued)
  *   LendingTree, Inc.................................     5,635 $   232,049
      Leucadia National Corp...........................    29,009     657,634
      Lincoln National Corp............................   360,493  18,017,440
      LNB Bancorp, Inc.................................    13,395     233,073
      Loews Corp.......................................   243,798   9,327,711
      Louisiana Bancorp, Inc...........................     5,606     119,744
  #   M&T Bank Corp....................................       331      37,456
  #   Macatawa Bank Corp...............................    18,892      99,561
  #   Maiden Holdings, Ltd.............................     5,792      72,400
      MainSource Financial Group, Inc..................    45,000     864,000
  *   Markel Corp......................................       101      69,019
      Marlin Business Services Corp....................    14,241     228,568
      MB Financial, Inc................................    19,678     559,052
  *   MBIA, Inc........................................    82,267     659,781
  *   MBT Financial Corp...............................    24,724     126,834
  #   Meadowbrook Insurance Group, Inc.................    26,353     218,730
      Mercantile Bank Corp.............................     4,422      84,018
      Meta Financial Group, Inc........................     1,083      36,248
      MetLife, Inc..................................... 1,125,923  52,355,419
  *   Metro Bancorp, Inc...............................    26,598     677,185
  #*  MGIC Investment Corp.............................    72,733     619,685
  #   MidWestOne Financial Group, Inc..................       346       9,695
  #   Montpelier Re Holdings, Ltd......................    38,746   1,361,147
      Morgan Stanley................................... 1,476,248  49,911,945
      MutualFirst Financial, Inc.......................     2,300      50,347
      NASDAQ OMX Group, Inc. (The).....................    42,129   1,921,082
      National Penn Bancshares, Inc....................     1,071      10,389
      National Western Life Insurance Co. Class A......       900     214,551
  *   Navigators Group, Inc. (The).....................     3,685     273,501
  #   New Hampshire Thrift Bancshares, Inc.............     3,667      55,628
  #   New York Community Bancorp, Inc..................    54,969     849,271
  #*  NewBridge Bancorp................................    11,413      89,478
  #*  NewStar Financial, Inc...........................    41,166     435,125
      Northeast Community Bancorp, Inc.................    17,190     119,299
      Northrim BanCorp, Inc............................     5,734     118,866
      OFG Bancorp......................................    30,191     486,075
      Old Republic International Corp..................   280,714   3,941,225
      Oppenheimer Holdings, Inc. Class A...............     3,097      61,166
  *   Pacific Mercantile Bancorp.......................    16,236     111,217
      PacWest Bancorp..................................     1,076      46,004
      Park Sterling Corp...............................     3,253      21,795
      PartnerRe, Ltd...................................    52,224   5,974,426
  #   People's United Financial, Inc...................    68,700     966,609
      Peoples Bancorp of North Carolina, Inc...........       250       4,508
  #   Peoples Bancorp, Inc.............................    15,923     363,841
  #*  PHH Corp.........................................    91,804   2,289,592
  #*  Phoenix Cos., Inc. (The).........................     2,631     163,201
  #   Pinnacle Financial Partners, Inc.................    23,924     859,829
  *   Piper Jaffray Cos................................       312      15,928
      Platinum Underwriters Holdings, Ltd..............    21,715   1,603,218
      PNC Financial Services Group, Inc. (The).........    74,305   6,281,745
  *   Popular, Inc.....................................    56,536   1,743,005
  #*  PRA Group, Inc...................................    28,203   1,396,613

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Financials -- (Continued)
      Premier Financial Bancorp, Inc...................     4,434 $    65,756
      Principal Financial Group, Inc...................   217,722  10,217,693
      Protective Life Corp.............................    98,037   6,857,688
      Provident Financial Holdings, Inc................       544       8,443
      Provident Financial Services, Inc................    21,059     365,584
      Prudential Financial, Inc........................   497,625  37,759,785
      Pulaski Financial Corp...........................     4,550      54,145
  #   Radian Group, Inc................................   161,945   2,552,253
      Regions Financial Corp........................... 1,302,555  11,332,228
      Reinsurance Group of America, Inc................   169,166  14,008,636
      RenaissanceRe Holdings, Ltd......................     2,440     233,337
  #   Renasant Corp....................................    42,102   1,101,388
  *   Republic First Bancorp, Inc......................     2,174       7,457
  #   Resource America, Inc. Class A...................    21,051     185,038
  *   Riverview Bancorp, Inc...........................     1,682       7,401
      Safety Insurance Group, Inc......................    26,197   1,622,904
  #   Sandy Spring Bancorp, Inc........................     9,125     225,661
  *   Select Bancorp, Inc..............................       600       4,302
      Selective Insurance Group, Inc...................    45,200   1,167,064
      SI Financial Group, Inc..........................     5,661      62,328
      South State Corp.................................     8,549     510,461
  *   Southern First Bancshares, Inc...................     1,216      21,280
      Southwest Bancorp, Inc...........................    16,974     259,023
  #   StanCorp Financial Group, Inc....................    15,636     970,057
  #   State Auto Financial Corp........................    15,100     332,200
      State Street Corp................................    12,833     917,688
      Sterling Bancorp.................................    70,552     929,875
      Stewart Information Services Corp................    12,271     439,302
  #*  Stratus Properties, Inc..........................     3,069      41,370
      Suffolk Bancorp..................................       205       4,715
      SunTrust Banks, Inc..............................   395,691  15,202,448
      Susquehanna Bancshares, Inc......................    97,547   1,230,068
      Symetra Financial Corp...........................    20,319     412,679
      Synovus Financial Corp...........................    22,796     587,453
      Timberland Bancorp, Inc..........................     2,500      26,250
      Torchmark Corp...................................     3,500     175,245
      Travelers Cos., Inc. (The).......................   124,945  12,846,845
      Trico Bancshares.................................       854      19,941
      Trustmark Corp...................................     4,194      89,584
  #   Umpqua Holdings Corp.............................    34,932     541,795
  *   Unico American Corp..............................     1,900      22,524
  #   Union Bankshares Corp............................    37,042     740,840
  #   United Bankshares, Inc...........................    12,121     409,811
      United Financial Bancorp, Inc....................     9,193     114,361
      United Fire Group, Inc...........................    38,612   1,078,819
  #*  United Security Bancshares.......................       404       2,085
      Unity Bancorp, Inc...............................     3,636      33,306
      Unum Group.......................................   517,445  16,071,842
  #   Validus Holdings, Ltd............................     8,958     355,185
      Valley National Bancorp..........................       768       6,973
      Voya Financial, Inc..............................     9,303     362,910
  #   Washington Federal, Inc..........................     1,243      24,686
  #   Waterstone Financial, Inc........................     1,426      18,082

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Financials -- (Continued)
      Wells Fargo & Co.................................    68,870 $  3,575,730
  #   WesBanco, Inc....................................    31,462      949,523
  #   West Bancorporation, Inc.........................    13,957      228,337
      Westfield Financial, Inc.........................    10,811       77,839
      Wintrust Financial Corp..........................    24,224    1,053,017
      WR Berkley Corp..................................     5,305      259,892
  #   XL Group P.L.C...................................   240,766    8,304,019
  #   Zions Bancorporation.............................    53,325    1,277,667
                                                                  ------------
  Total Financials.....................................            940,996,885
                                                                  ------------
  Health Care -- (10.5%)
  *   Actavis P.L.C....................................    30,665    8,173,449
  *   Addus HomeCare Corp..............................     2,044       45,336
      Aetna, Inc.......................................   558,462   51,277,981
  #*  Affymetrix, Inc..................................    42,297      466,959
  #*  Albany Molecular Research, Inc...................    34,587      564,806
  *   Alere, Inc.......................................    45,800    1,863,602
  #*  Amedisys, Inc....................................    19,727      555,907
  *   AMN Healthcare Services, Inc.....................     8,600      161,852
  *   Amsurg Corp......................................    30,743    1,696,399
  #   Analogic Corp....................................     2,988      243,612
  #*  AngioDynamics, Inc...............................    14,354      276,243
  #*  Anika Therapeutics, Inc..........................    14,671      574,810
      Anthem, Inc......................................   504,640   68,106,214
  *   Arrhythmia Research Technology, Inc..............     1,200        9,228
  #*  BioScrip, Inc....................................    36,570      210,277
  #*  BioTelemetry, Inc................................     5,328       52,641
  *   Boston Scientific Corp........................... 1,204,199   17,834,187
  *   Cambrex Corp.....................................    43,567      977,208
  #*  Capital Senior Living Corp.......................    54,559    1,302,323
  *   CareFusion Corp..................................   207,163   12,284,766
      Cigna Corp.......................................    42,954    4,588,776
  #*  Community Health Systems, Inc....................   105,314    4,957,130
      CONMED Corp......................................    43,239    2,059,906
  #   Cooper Cos., Inc. (The)..........................    13,956    2,200,163
  *   Cross Country Healthcare, Inc....................     7,595       77,697
      CryoLife, Inc....................................    17,502      197,073
  *   Cumberland Pharmaceuticals, Inc..................    23,319      135,483
  #*  Cutera, Inc......................................    23,864      317,391
  *   Cynosure, Inc. Class A...........................     8,077      244,087
      Digirad Corp.....................................    29,111      120,811
  #*  Emergent Biosolutions, Inc.......................     8,678      243,244
  #*  Enzo Biochem, Inc................................    47,997      151,191
  *   Exactech, Inc....................................     3,390       70,478
  *   Express Scripts Holding Co.......................   501,076   40,441,844
  *   Five Star Quality Care, Inc......................    28,953      100,756
  *   Genesis Healthcare, Inc..........................     9,380       77,854
  *   Gentiva Health Services, Inc.....................    31,640      614,449
  *   Greatbatch, Inc..................................    41,672    2,023,592
  #*  Hanger, Inc......................................    16,897      364,637
  *   Harvard Apparatus Regenerative Technology, Inc...     8,026       26,085
  *   Harvard Bioscience, Inc..........................    32,107      167,277
  *   Health Net, Inc..................................    44,958    2,435,375

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
#*          Healthways, Inc.............................    46,297 $    954,644
#*          Hologic, Inc................................   305,036    9,262,418
            Humana, Inc.................................   236,814   34,679,042
#*          Impax Laboratories, Inc.....................     4,700      172,349
            Invacare Corp...............................     7,330      107,384
            Kewaunee Scientific Corp....................     1,631       29,260
            Kindred Healthcare, Inc.....................    48,760      900,110
#*          Lannett Co., Inc............................     3,649      173,072
            LeMaitre Vascular, Inc......................     5,100       40,341
*           LHC Group, Inc..............................     1,418       42,143
*           LifePoint Hospitals, Inc....................    82,208    5,363,250
*           Magellan Health, Inc........................    17,899    1,076,088
*           MedAssets, Inc..............................    44,682      827,064
(degrees)*  MedCath Corp................................    29,240           --
*           Merit Medical Systems, Inc..................    13,395      205,345
*           Misonix, Inc................................     4,083       54,590
#*          Molina Healthcare, Inc......................    24,941    1,269,746
#           National Healthcare Corp....................     6,484      408,297
#*          Natus Medical, Inc..........................    15,698      590,245
*           NuVasive, Inc...............................     2,045       94,724
            Omnicare, Inc...............................   197,388   14,800,152
*           Omnicell, Inc...............................    35,405    1,126,941
            PerkinElmer, Inc............................    76,500    3,496,815
            Pfizer, Inc................................. 4,178,729  130,585,281
*           PharMerica Corp.............................    33,305      766,348
#*          Prestige Brands Holdings, Inc...............   111,489    3,819,613
#*          Repligen Corp...............................    21,271      516,673
*           RTI Surgical, Inc...........................    73,086      325,964
#*          Sciclone Pharmaceuticals, Inc...............    13,028       96,147
            Select Medical Holdings Corp................    42,204      570,598
*           SunLink Health Systems, Inc.................     1,750        2,424
#*          SurModics, Inc..............................     5,593      128,192
#*          Symmetry Surgical, Inc......................    19,262      138,686
#           Teleflex, Inc...............................    37,223    4,078,152
            Thermo Fisher Scientific, Inc...............   499,520   62,544,899
*           Triple-S Management Corp. Class B...........    20,684      498,071
            UnitedHealth Group, Inc.....................    89,716    9,532,325
*           Universal American Corp.....................    84,328      761,482
*           VCA, Inc....................................    69,140    3,602,194
#*          WellCare Health Plans, Inc..................    18,375    1,338,619
*           Wright Medical Group, Inc...................    32,357      789,834
            Zoetis, Inc.................................   805,208   34,406,538
                                                                   ------------
Total Health Care.......................................            558,469,159
                                                                   ------------
Industrials -- (13.8%)
            AAR Corp....................................    32,906      943,086
            ABM Industries, Inc.........................    64,500    1,862,115
            Aceto Corp..................................    31,686      614,708
            Acme United Corp............................     1,030       19,570
            Actuant Corp. Class A.......................    44,986    1,039,626
#*          Adept Technology, Inc.......................    20,476      190,427
#           ADT Corp. (The).............................   197,193    6,783,439
*           AECOM.......................................    55,835    1,419,326

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Industrials -- (Continued)
  *   Aegion Corp......................................    83,805 $ 1,283,893
  #*  Aerovironment, Inc...............................    35,065     897,313
  #   AGCO Corp........................................    58,973   2,555,890
  *   Air Transport Services Group, Inc................     6,308      52,546
      Alamo Group, Inc.................................    22,751   1,024,933
      Alaska Air Group, Inc............................   105,252   7,143,453
      Albany International Corp. Class A...............    20,551     701,406
      Allegion P.L.C...................................    71,036   3,836,654
  #   Alliant Techsystems, Inc.........................    38,805   5,056,680
  *   AMERCO...........................................    29,431   8,420,503
  #*  Ameresco, Inc. Class A...........................       981       5,719
  #   American Railcar Industries, Inc.................    20,003   1,004,151
      Apogee Enterprises, Inc..........................    36,374   1,573,539
      ArcBest Corp.....................................    12,135     452,150
  #   Argan, Inc.......................................        21         639
  #   Astec Industries, Inc............................    22,925     815,213
  #*  Atlas Air Worldwide Holdings, Inc................    36,746   1,660,919
  *   Avis Budget Group, Inc...........................    94,608   5,421,984
  #   Baltic Trading, Ltd..............................        40          65
      Barnes Group, Inc................................    36,400   1,250,340
  #   Barrett Business Services, Inc...................    12,955     397,071
  *   BlueLinx Holdings, Inc...........................    17,052      17,734
      Brady Corp. Class A..............................    38,500   1,007,545
  #   Briggs & Stratton Corp...........................    41,033     755,418
  #*  Builders FirstSource, Inc........................    12,182      72,117
  #*  CAI International, Inc...........................    17,082     358,210
  *   Casella Waste Systems, Inc. Class A..............     5,201      19,816
  #*  CBIZ, Inc........................................    38,149     315,874
      CDI Corp.........................................    39,837     676,831
      Ceco Environmental Corp..........................     3,773      51,766
      Celadon Group, Inc...............................    24,642     587,219
  #   Chicago Rivet & Machine Co.......................       700      21,364
      CIRCOR International, Inc........................    10,019     494,838
      Columbus McKinnon Corp...........................    17,542     439,427
      Comfort Systems USA, Inc.........................    44,560     741,924
      Compx International, Inc.........................       500       5,395
      Courier Corp.....................................     8,245     193,510
  #   Covanta Holding Corp.............................    94,292   1,927,328
  *   Covenant Transportation Group, Inc. Class A......     7,080     200,364
  *   CPI Aerostructures, Inc..........................     4,626      54,355
  *   CRA International, Inc...........................     7,613     224,812
      CSX Corp......................................... 1,242,950  41,390,235
      Curtiss-Wright Corp..............................    46,353   3,083,865
  #*  DigitalGlobe, Inc................................    21,971     590,800
      Douglas Dynamics, Inc............................    30,234     610,424
  *   Ducommun, Inc....................................    16,645     432,271
  *   Dycom Industries, Inc............................    39,867   1,228,302
      Dynamic Materials Corp...........................     1,436      20,334
      Eastern Co. (The)................................    10,193     192,852
      Eaton Corp. P.L.C................................    90,345   5,699,866
      EMCOR Group, Inc.................................    50,540   2,039,794
      Encore Wire Corp.................................    19,966     611,559
  #*  Energy Recovery, Inc.............................     1,783       5,884

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Industrials -- (Continued)
      EnerSys..........................................    43,239 $  2,524,293
  #*  Engility Holdings, Inc...........................     7,988      318,721
      Ennis, Inc.......................................    48,483      646,763
  *   EnPro Industries, Inc............................    17,635    1,046,285
      ESCO Technologies, Inc...........................    17,601      633,988
      Espey Manufacturing & Electronics Corp...........     1,671       44,800
  #*  Esterline Technologies Corp......................    44,968    5,040,463
      Exelis, Inc......................................    73,253    1,253,359
      Federal Signal Corp..............................    65,358      998,017
      FedEx Corp.......................................   142,324   24,068,412
      Fortune Brands Home & Security, Inc..............   149,626    6,701,749
  *   Franklin Covey Co................................     3,046       55,041
  #   FreightCar America, Inc..........................     9,404      219,489
  #*  FTI Consulting, Inc..............................    25,736    1,046,683
  *   Furmanite Corp...................................    31,044      227,553
      G&K Services, Inc. Class A.......................    29,714    2,082,951
  #   GATX Corp........................................    65,445    3,740,182
  #*  Gencor Industries, Inc...........................     8,766       80,209
      General Dynamics Corp............................    28,674    3,819,664
      General Electric Co.............................. 5,255,051  125,543,168
  #*  Genesee & Wyoming, Inc. Class A..................     1,200       98,940
  #*  Gibraltar Industries, Inc........................    24,203      366,433
  *   GP Strategies Corp...............................    18,583      620,301
  #   Granite Construction, Inc........................    27,179      926,260
  #*  Great Lakes Dredge & Dock Corp...................    69,820      542,501
  #   Greenbrier Cos., Inc. (The)......................    22,451    1,165,880
  #   Griffon Corp.....................................    67,323      988,975
      H&E Equipment Services, Inc......................    59,629    1,045,893
  #   Harsco Corp......................................    35,912      530,061
  *   Hawaiian Holdings, Inc...........................    18,070      351,281
      Heidrick & Struggles International, Inc..........    18,234      404,065
  *   Hertz Global Holdings, Inc.......................   278,411    5,712,994
  #*  Hill International, Inc..........................    27,154      103,728
      Huntington Ingalls Industries, Inc...............    47,666    5,557,856
      Hurco Cos., Inc..................................     7,910      277,483
  *   Huron Consulting Group, Inc......................     4,001      300,955
      Hyster-Yale Materials Handling, Inc..............    12,246      767,212
  *   ICF International, Inc...........................    31,660    1,182,818
      Ingersoll-Rand P.L.C.............................   213,109   14,150,438
      Insteel Industries, Inc..........................    17,578      358,943
  #   International Shipholding Corp...................     7,348      123,152
  #*  JetBlue Airways Corp.............................   324,893    5,454,953
      Kadant, Inc......................................     5,786      229,936
      KAR Auction Services, Inc........................    18,100      617,391
      KBR, Inc.........................................     3,600       59,508
      Kennametal, Inc..................................     1,000       31,420
  *   Key Technology, Inc..............................     3,199       40,947
  #   Kimball International, Inc. Class B..............    31,258      271,007
  *   Korn/Ferry International.........................    33,148      944,718
  #*  Kratos Defense & Security Solutions, Inc.........     2,711       13,175
      L-3 Communications Holdings, Inc.................   100,470   12,369,866
  *   Lawson Products, Inc.............................     8,847      217,636
      LB Foster Co. Class A............................     6,682      316,794

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CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Industrials -- (Continued)
   #*  LMI Aerospace, Inc...............................  13,807 $   196,059
       LS Starrett Co. (The) Class A....................   4,097      88,372
       LSI Industries, Inc..............................  27,715     203,428
   *   Lydall, Inc......................................  14,605     402,368
       Manpowergroup, Inc...............................  22,886   1,667,932
   #   Marten Transport, Ltd............................  47,782     977,142
       Matson, Inc......................................  62,316   2,165,481
       Matthews International Corp. Class A.............  12,387     573,890
       McGrath RentCorp.................................  17,552     533,230
   *   Mfri, Inc........................................   8,900      49,662
   #   Miller Industries, Inc...........................  20,099     406,000
   #   Mobile Mini, Inc.................................  54,461   1,976,934
   *   Moog, Inc. Class A...............................  35,339   2,484,332
       Mueller Industries, Inc..........................  30,912     970,328
       Mueller Water Products, Inc. Class A............. 185,957   1,902,340
       Multi-Color Corp.................................     308      17,932
   *   MYR Group, Inc...................................  19,582     490,137
   #   National Presto Industries, Inc..................     571      35,973
   *   Navigant Consulting, Inc.........................  12,297     177,446
       Nielsen NV.......................................  16,256     708,111
   #   NL Industries, Inc...............................  50,651     355,064
       NN, Inc..........................................  18,396     424,028
       Norfolk Southern Corp............................ 545,229  55,597,001
       Northrop Grumman Corp............................ 337,038  52,898,114
   #*  Northwest Pipe Co................................   6,690     160,092
   #*  NOW, Inc.........................................  62,737   1,565,288
   *   On Assignment, Inc...............................  53,951   1,895,299
   *   Orbital Sciences Corp............................  39,656   1,113,937
   #*  Orion Energy Systems, Inc........................   1,043       4,725
   #   Oshkosh Corp.....................................  14,466     619,868
       Owens Corning.................................... 149,300   5,979,465
   *   PAM Transportation Services, Inc.................  19,428   1,124,881
       Pentair P.L.C.................................... 117,934   7,289,501
   #   Powell Industries, Inc...........................   7,529     293,706
   #*  PowerSecure International, Inc...................  19,459     182,915
       Precision Castparts Corp.........................   6,312   1,263,031
   #   Providence and Worcester Railroad Co.............     850      15,682
       Quad/Graphics, Inc...............................   2,390      47,896
   #   Quanex Building Products Corp....................  21,431     403,546
   *   Quanta Services, Inc............................. 168,307   4,456,769
       Raytheon Co......................................  96,954   9,700,248
       RCM Technologies, Inc............................  20,293     120,135
       Regal-Beloit Corp................................  16,070   1,106,419
   *   Republic Airways Holdings, Inc...................  48,736     670,607
       Republic Services, Inc........................... 429,755  17,052,678
       Resources Connection, Inc........................  25,955     433,448
   *   Roadrunner Transportation Systems, Inc...........     879      17,861
   #*  Rush Enterprises, Inc. Class A...................  32,603     912,884
   *   Rush Enterprises, Inc. Class B...................  18,522     502,872
       Ryder System, Inc................................  89,844   7,438,185
   *   Saia, Inc........................................   8,925     375,832
   #   SIFCO Industries, Inc............................   6,623     192,001
       SkyWest, Inc.....................................  38,506     483,250

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CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
   Industrials -- (Continued)
   *   SL Industries, Inc...............................     300 $     12,825
       Southwest Airlines Co............................ 645,761   29,175,482
   #*  Sparton Corp.....................................   9,132      214,419
       SPX Corp.........................................  12,803    1,069,947
       Standex International Corp.......................  22,341    1,565,881
       Stanley Black & Decker, Inc...................... 154,919   14,508,164
       Steelcase, Inc. Class A..........................  55,469      936,317
       Supreme Industries, Inc. Class A.................   1,433       11,048
   #   TAL International Group, Inc.....................  24,053      977,754
   #   Terex Corp.......................................  27,578      619,953
       Tetra Tech, Inc..................................  45,222    1,041,463
   #*  Titan Machinery, Inc.............................   2,883       40,737
   *   TRC Cos., Inc....................................  28,708      198,372
   #   Trinity Industries, Inc.......................... 183,814    4,865,557
       Triumph Group, Inc...............................  57,456    3,278,439
   *   Tutor Perini Corp................................  33,844      734,753
       Twin Disc, Inc...................................     900       14,490
       Tyco International P.L.C......................... 240,619    9,819,661
   *   Ultralife Corp...................................   3,309       11,085
       UniFirst Corp....................................  18,705    2,172,212
       Union Pacific Corp............................... 888,128  104,097,483
   #   United Stationers, Inc...........................  24,021      968,286
       Universal Forest Products, Inc...................  31,800    1,591,908
   #*  USA Truck, Inc...................................  15,105      419,919
   *   Vectrus, Inc.....................................   4,069      113,281
   #*  Veritiv Corp.....................................   9,437      480,060
   *   Versar, Inc......................................   5,526       16,854
       Viad Corp........................................  27,114      731,536
   *   Virco Manufacturing Corp.........................  12,601       30,242
       VSE Corp.........................................     305       22,073
       Waste Connections, Inc...........................   2,800      121,016
       Watts Water Technologies, Inc. Class A...........  53,615    3,143,447
   #   Werner Enterprises, Inc..........................  34,105      973,016
   #*  Wesco Aircraft Holdings, Inc.....................   6,228       81,213
   #*  WESCO International, Inc.........................  11,687      780,224
   *   Willdan Group, Inc...............................   1,000       13,990
   *   Willis Lease Finance Corp........................   6,713      138,691
   #*  XPO Logistics, Inc...............................  12,216      449,427
                                                                 ------------
   Total Industrials....................................          732,900,251
                                                                 ------------
   Information Technology -- (6.9%)
       Activision Blizzard, Inc......................... 982,162   20,522,275
   *   Actua Corp.......................................   1,184       19,062
   *   Acxiom Corp......................................   7,769      141,396
   *   Advanced Energy Industries, Inc..................  47,985    1,151,640
   #*  Agilysys, Inc....................................  16,899      175,412
   *   Alpha & Omega Semiconductor, Ltd.................     419        3,675
   *   Amtech Systems, Inc..............................   5,669       46,316
   #*  ANADIGICS, Inc...................................  33,721       36,419
   *   AOL, Inc......................................... 105,592    4,566,854
   *   ARRIS Group, Inc................................. 140,787    3,691,435
   *   Arrow Electronics, Inc........................... 182,170   10,026,637
       Astro-Med, Inc...................................   6,285       91,981

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Information Technology -- (Continued)
      Avnet, Inc.......................................   139,400 $ 5,801,828
      AVX Corp.........................................   172,540   2,230,942
      Aware, Inc.......................................    14,326      69,911
  *   Axcelis Technologies, Inc........................       700       1,680
  *   AXT, Inc.........................................    20,506      57,007
      Bel Fuse, Inc. Class A...........................     4,174      86,402
      Bel Fuse, Inc. Class B...........................    18,286     430,087
  *   Benchmark Electronics, Inc.......................    93,903   2,275,270
      Black Box Corp...................................    26,448     555,672
  *   Blackhawk Network Holdings, Inc. Class B.........    25,926     858,410
  #*  Blucora, Inc.....................................    81,156   1,097,229
      Brocade Communications Systems, Inc..............   461,513   5,132,025
      Brooks Automation, Inc...........................    50,847     656,435
  *   Bsquare Corp.....................................     4,065      18,008
  *   BTU International, Inc...........................     1,600       4,208
  *   CACI International, Inc. Class A.................    24,830   2,100,370
  *   Calix, Inc.......................................    16,027     153,859
  *   Cascade Microtech, Inc...........................    24,071     323,996
  *   Checkpoint Systems, Inc..........................    27,235     352,966
  #*  Ciber, Inc.......................................    34,165     110,353
      Cisco Systems, Inc...............................   323,780   8,536,460
      Cohu, Inc........................................    40,815     462,434
      Communications Systems, Inc......................    12,612     129,273
      Computer Sciences Corp...........................   205,559  12,473,320
      Comtech Telecommunications Corp..................    15,569     514,400
  #   Concurrent Computer Corp.........................    13,740      86,562
  #   Convergys Corp...................................   197,364   3,781,494
  *   CoreLogic, Inc...................................    96,545   3,205,294
      Corning, Inc..................................... 1,201,485  28,559,298
  #*  Cray, Inc........................................    12,866     418,016
      CSP, Inc.........................................     2,414      17,091
      CTS Corp.........................................    66,936   1,070,976
  #*  CyberOptics Corp.................................     9,134      99,652
  *   Datalink Corp....................................     1,412      16,040
  *   Digi International, Inc..........................    27,638     263,943
  #*  Digital River, Inc...............................    18,905     482,645
  *   Diodes, Inc......................................     4,709     124,459
  *   DSP Group, Inc...................................    46,713     513,376
  #   EarthLink Holdings Corp..........................    83,735     353,362
  *   EchoStar Corp. Class A...........................    23,551   1,228,656
  *   Edgewater Technology, Inc........................    13,603      95,901
      Electro Rent Corp................................    40,561     522,831
      Electro Scientific Industries, Inc...............     6,085      38,153
  *   Electronics for Imaging, Inc.....................    58,110   2,245,951
  *   Emcore Corp......................................       744       3,846
  #*  EnerNOC, Inc.....................................    13,197     227,252
  *   Entegris, Inc....................................       300       3,900
  #   EPIQ Systems, Inc................................    23,453     409,255
  *   ePlus, Inc.......................................     8,745     589,763
  *   Euronet Worldwide, Inc...........................    23,278   1,056,588
  #*  Exar Corp........................................    51,341     463,096
  #*  Fabrinet.........................................     4,055      66,218
  *   Fairchild Semiconductor International, Inc.......   118,008   1,811,423

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CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Information Technology -- (Continued)
       Fidelity National Information Services, Inc...... 151,857 $ 9,480,432
   #*  Finisar Corp.....................................  61,526   1,116,082
   #*  First Solar, Inc.................................  28,266   1,196,217
   *   FormFactor, Inc..................................  30,568     230,788
   *   Frequency Electronics, Inc.......................  16,953     193,349
   #*  GSE Systems, Inc.................................  17,638      29,279
   #*  GSI Technology, Inc..............................   5,863      29,667
       Hackett Group, Inc. (The)........................  53,321     404,173
   *   Harmonic, Inc....................................  22,962     175,659
       Hewlett-Packard Co............................... 810,974  29,300,491
   #*  Hutchinson Technology, Inc.......................  22,425      78,263
       IAC/InterActiveCorp.............................. 125,298   7,636,913
   *   ID Systems, Inc..................................  17,291     113,948
   *   Identiv, Inc.....................................   1,017      12,824
   *   Ingram Micro, Inc. Class A....................... 277,679   6,991,957
   *   Insight Enterprises, Inc.........................  42,100     996,507
   *   Integrated Device Technology, Inc................ 177,893   3,253,663
       Integrated Silicon Solution, Inc.................  42,178     678,222
       Intel Corp....................................... 176,618   5,835,459
   #*  Internap Corp....................................  32,386     272,690
   *   Interphase Corp..................................   2,999       6,178
       Intersil Corp. Class A........................... 119,798   1,714,309
   #*  Intevac, Inc.....................................   4,144      26,936
   *   IntriCon Corp....................................   2,835      20,979
   #*  Itron, Inc.......................................  33,397   1,242,702
       IXYS Corp........................................   3,055      34,521
       Juniper Networks, Inc............................ 212,100   4,821,033
   *   Key Tronic Corp..................................  17,623     162,484
   *   Kimball Electronics, Inc.........................  23,443     238,650
   *   Kulicke & Soffa Industries, Inc..................  71,688   1,087,507
   *   KVH Industries, Inc..............................  35,149     425,303
   *   Lattice Semiconductor Corp....................... 108,469     773,384
       Leidos Holdings, Inc.............................  10,850     449,190
   #   Lexmark International, Inc. Class A..............  35,849   1,430,734
   *   Limelight Networks, Inc..........................  18,463      49,112
       ManTech International Corp. Class A..............   2,048      66,621
       Marvell Technology Group, Ltd.................... 166,418   2,577,815
   #*  Maxwell Technologies, Inc........................   2,521      20,067
       Mentor Graphics Corp.............................  35,620     819,616
   *   Mercury Systems, Inc.............................   2,055      32,428
       Methode Electronics, Inc.........................  79,272   2,867,268
   #*  Micron Technology, Inc........................... 758,908  22,209,443
       MKS Instruments, Inc.............................  61,200   2,142,612
       MOCON, Inc.......................................     700      12,145
   #*  ModusLink Global Solutions, Inc..................  68,955     248,928
   *   NCI, Inc. Class A................................     686       8,451
   *   NETGEAR, Inc.....................................     428      14,454
   *   Newport Corp.....................................  64,756   1,199,281
   #*  Novatel Wireless, Inc............................  22,113     116,757
   *   OmniVision Technologies, Inc.....................  37,132   1,004,049
       Optical Cable Corp...............................  10,793      56,232
   *   PAR Technology Corp..............................  15,130      86,846
       Park Electrochemical Corp........................   1,642      35,648

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
    Information Technology -- (Continued)
        PC Connection, Inc...............................  39,267 $  932,591
        PC-Tel, Inc......................................  33,870    284,169
    *   PCM, Inc.........................................  10,471     99,474
        Perceptron, Inc..................................   8,428     90,264
    *   Pericom Semiconductor Corp.......................  37,284    544,719
    #*  Photronics, Inc..................................  79,712    669,581
    *   Planar Systems, Inc..............................   3,449     25,247
    *   Plexus Corp......................................  10,626    402,619
    *   PMC-Sierra, Inc.................................. 102,988    910,414
    *   Polycom, Inc.....................................  36,977    491,794
    *   Qorvo, Inc.......................................  24,909  1,840,028
    *   Qualstar Corp....................................   3,300      4,686
    *   Qumu Corp........................................     800     11,360
    #*  Rambus, Inc......................................   1,069     12,026
    *   RealNetworks, Inc................................  17,952    126,203
        Reis, Inc........................................  13,511    303,997
    #   RF Industries, Ltd...............................   2,823     12,675
        Richardson Electronics, Ltd......................  24,525    229,799
    *   Rofin-Sinar Technologies, Inc....................   4,978    134,008
    *   Rogers Corp......................................   7,543    557,126
    *   Rovi Corp........................................  19,000    439,090
    *   Rudolph Technologies, Inc........................  16,097    161,453
        SanDisk Corp.....................................  13,097    994,193
    *   Sanmina Corp.....................................  39,846    843,938
    *   ScanSource, Inc..................................  14,745    508,408
        Science Applications International Corp..........   6,199    302,387
    *   Seachange International, Inc.....................   8,687     61,330
    *   ShoreTel, Inc....................................   3,200     22,656
    *   Sonus Networks, Inc..............................   6,622    126,348
    *   Spansion, Inc. Class A...........................  21,173    750,795
    #*  Speed Commerce, Inc..............................     336        800
        SS&C Technologies Holdings, Inc..................  25,793  1,427,127
    #*  StarTek, Inc.....................................  24,613    232,101
    #*  SunEdison, Inc................................... 154,224  2,888,615
    #*  SunPower Corp....................................  18,322    441,927
    *   Super Micro Computer, Inc........................   5,886    215,251
    *   support.com, Inc.................................  15,100     29,596
    *   Sykes Enterprises, Inc...........................  20,292    456,976
    #   SYNNEX Corp......................................  55,900  4,147,221
    #*  Tech Data Corp...................................  82,952  4,736,559
    *   TeleCommunication Systems, Inc. Class A..........  42,347    119,842
    *   Telenav, Inc.....................................   9,865     63,925
        Teradyne, Inc....................................  26,789    484,881
    #   Tessco Technologies, Inc.........................   8,689    196,806
        Tessera Technologies, Inc........................  48,635  1,803,386
        TheStreet, Inc...................................  35,273     73,368
    #*  TTM Technologies, Inc............................  47,210    328,109
    *   United Online, Inc...............................  17,780    234,696
    #*  Veeco Instruments, Inc...........................  15,978    466,078
    *   Viasystems Group, Inc............................  11,376    182,130
    *   Virtusa Corp.....................................  30,064  1,126,197
    #   Vishay Intertechnology, Inc...................... 228,349  3,110,113
    *   Vishay Precision Group, Inc......................  24,277    403,969

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CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Information Technology -- (Continued)
  *   Westell Technologies, Inc. Class A...............     1,704 $      2,130
      Western Digital Corp.............................   212,781   20,688,697
  *   Xcerra Corp......................................    20,165      154,867
      Xerox Corp....................................... 1,188,277   15,649,608
  *   XO Group, Inc....................................     6,284      103,309
  *   Yahoo!, Inc...................................... 1,048,770   46,135,392
                                                                  ------------
  Total Information Technology.........................            364,486,008
                                                                  ------------
  Materials -- (2.8%)
      A Schulman, Inc..................................    32,960    1,148,656
      Alcoa, Inc.......................................   888,828   13,910,158
  #   Allegheny Technologies, Inc......................    22,777      649,828
  #*  AM Castle & Co...................................    24,982      151,141
  #   Ampco-Pittsburgh Corp............................     4,007       72,927
      Ashland, Inc.....................................   112,560   13,340,611
      Axiall Corp......................................    26,423    1,169,218
      Bemis Co., Inc...................................    24,092    1,067,276
      Cabot Corp.......................................    46,280    1,962,735
  *   Century Aluminum Co..............................    15,822      365,646
  *   Chemtura Corp....................................    49,368    1,075,729
  *   Clearwater Paper Corp............................    16,822    1,245,165
  #   Cliffs Natural Resources, Inc....................    16,686      107,124
      Commercial Metals Co.............................    85,208    1,143,491
  *   Core Molding Technologies, Inc...................    11,847      171,782
      Cytec Industries, Inc............................   129,400    6,209,906
      Domtar Corp......................................     8,107      310,498
      Dow Chemical Co. (The)...........................    14,000      632,240
  *   Ferro Corp.......................................    42,247      470,209
      Freeport-McMoRan, Inc............................   327,519    5,505,594
      Friedman Industries, Inc.........................    13,926       87,177
      FutureFuel Corp..................................     6,104       67,083
  *   Graphic Packaging Holding Co.....................   154,000    2,229,920
      Greif, Inc. Class A..............................     4,885      186,607
  *   Headwaters, Inc..................................    23,663      333,175
  *   Horsehead Holding Corp...........................    49,015      658,762
  #   Huntsman Corp....................................    50,242    1,103,314
      International Paper Co...........................   493,615   25,993,766
  #   Kaiser Aluminum Corp.............................    27,181    1,883,915
      KapStone Paper and Packaging Corp................    80,984    2,418,992
  *   Kraton Performance Polymers, Inc.................     5,435      105,113
  #*  Louisiana-Pacific Corp...........................   173,457    2,839,491
      LyondellBasell Industries NV Class A.............    71,793    5,678,108
      Martin Marietta Materials, Inc...................    23,633    2,546,220
      Materion Corp....................................    18,497      609,476
      MeadWestvaco Corp................................   188,451    9,475,316
  *   Mercer International, Inc........................    21,725      275,473
      Minerals Technologies, Inc.......................    34,280    2,239,512
      Mosaic Co. (The).................................    17,274      841,071
  #   Myers Industries, Inc............................    64,720    1,077,588
      Neenah Paper, Inc................................     7,684      440,908
      Newmont Mining Corp..............................    32,446      816,017
  *   Northern Technologies International Corp.........     3,035       62,020
  #   Nucor Corp.......................................    83,945    3,664,199

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
#            Olin Corp..................................    62,261 $  1,560,883
#            Olympic Steel, Inc.........................     9,986      136,908
             OM Group, Inc..............................    42,299    1,184,372
*            Penford Corp...............................    21,864      411,481
             PH Glatfelter Co...........................    50,600    1,157,222
#            PolyOne Corp...............................     8,983      319,705
             Reliance Steel & Aluminum Co...............    93,801    4,912,358
*            Resolute Forest Products, Inc..............     1,817       30,889
             Rock-Tenn Co. Class A......................    53,600    3,478,640
*            RTI International Metals, Inc..............    37,587      838,190
#            Schnitzer Steel Industries, Inc. Class A...       400        6,752
             Sensient Technologies Corp.................    38,101    2,324,161
             Steel Dynamics, Inc........................    94,919    1,617,420
#*           Stillwater Mining Co.......................    55,630      760,462
             SunCoke Energy, Inc........................    62,210      939,371
#            Synalloy Corp..............................     5,144       85,905
             Tredegar Corp..............................    40,177      859,386
             Tronox, Ltd. Class A.......................     1,600       33,824
#*           Universal Stainless & Alloy Products, Inc..     6,269      139,736
             Vulcan Materials Co........................    58,246    4,106,926
#            Wausau Paper Corp..........................    13,070      132,791
             Westlake Chemical Corp.....................   158,152    9,063,691
             Worthington Industries, Inc................    47,320    1,416,288
                                                                   ------------
Total Materials.........................................            151,860,518
                                                                   ------------
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares......    47,409           --
(degrees)*   Petrocorp, Inc. Escrow Shares..............       900           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Telecommunication Services -- (4.0%)
#            AT&T, Inc.................................. 4,319,648  142,202,812
             Atlantic Tele-Network, Inc.................        84        5,580
             CenturyLink, Inc...........................   510,163   18,962,759
#            Frontier Communications Corp...............   696,949    4,680,013
#*           General Communication, Inc. Class A........    45,867      673,328
#*           Iridium Communications, Inc................    14,800      125,948
             Lumos Networks Corp........................       500        8,015
#*           ORBCOMM, Inc...............................    44,499      247,414
*            Premiere Global Services, Inc..............     2,000       17,680
#            Shenandoah Telecommunications Co...........    56,354    1,674,277
             Spok Holdings, Inc.........................    12,522      214,377
#*           Sprint Corp................................   824,326    3,544,602
*            T-Mobile US, Inc...........................   113,786    3,434,061
             Telephone & Data Systems, Inc..............   154,629    3,595,124
#*           United States Cellular Corp................    33,568    1,167,831
             Verizon Communications, Inc................   644,888   29,477,830
*            Vonage Holdings Corp.......................    85,934      360,923
                                                                   ------------
Total Telecommunication Services........................            210,392,574
                                                                   ------------
Utilities -- (0.3%)
*            Calpine Corp...............................    62,921    1,313,790

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
#            Consolidated Water Co., Ltd.............      6,656 $       72,218
             NRG Energy, Inc.........................    367,799      9,069,923
#            Ormat Technologies, Inc.................     20,134        538,585
             SJW Corp................................      6,569        221,835
             UGI Corp................................     78,988      2,921,766
                                                                 --------------
Total Utilities......................................                14,138,117
                                                                 --------------
TOTAL COMMON STOCKS..................................             5,032,233,446
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights...............      8,393         21,151
(degrees)#*  Magnum Hunter Resources Corp. Warrants
               04/15/16..............................      8,220             --
(degrees)*   Safeway Casa Ley Contingent Value Rights    157,807        160,158
(degrees)*   Safeway PDC, LLC Contingent Value Rights    157,807          7,701
(degrees)*   Sears Holdings Corporation Rights.......          1             --
(degrees)*   Southern Community Financial Corp.
               Contingent Value Rights...............     29,890         27,669
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   216,679
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
             State Street Institutional Liquid
               Reserves, 0.089%...................... 17,737,430     17,737,430
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@ DFA Short Term Investment Fund.................. 22,408,266    259,263,632
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,115,949,310)^^............................            $5,309,451,187
                                                                 ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  917,929,612           --   --    $  917,929,612
   Consumer Staples...........    391,428,162           --   --       391,428,162
   Energy.....................    749,632,160           --   --       749,632,160
   Financials.................    940,996,885           --   --       940,996,885
   Health Care................    558,469,159           --   --       558,469,159
   Industrials................    732,900,251           --   --       732,900,251
   Information Technology.....    364,486,008           --   --       364,486,008
   Materials..................    151,860,518           --   --       151,860,518
   Other......................             --           --   --                --
   Telecommunication Services.    210,392,574           --   --       210,392,574
   Utilities..................     14,138,117           --   --        14,138,117
Rights/Warrants...............             -- $    216,679   --           216,679
Temporary Cash Investments....     17,737,430           --   --        17,737,430
Securities Lending Collateral.             --  259,263,632   --       259,263,632
                               -------------- ------------   --    --------------
TOTAL......................... $5,049,970,876 $259,480,311   --    $5,309,451,187
                               ============== ============   ==    ==============

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2015, the Trust consisted of eleven operational portfolios, of which four (the "Series") are included in this document.

SECURITY VALUATION

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. REPURCHASE AGREEMENTS: The may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

FEDERAL TAX COST

At January 31, 2015, the total cost of securities for federal income tax purposes was:

             The U.S. Large Cap Value Series....... $12,922,079,332
             The DFA International Value Series....   8,875,709,689
             The Emerging Markets Series...........   3,347,396,013
             The Tax-Managed U.S. Marketwide Value
               Series..............................   3,115,345,808

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits do not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

    (a)Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:    /s/ David G. Booth
       -----------------------
       David G. Booth
       Chairman, Director, President and
       Co-Chief Executive Officer

Date:  March 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ David G. Booth
       -----------------------
       David G. Booth
       Principal Executive Officer
       Dimensional Investment Group Inc.

Date:  March 26, 2015

By:    /s/ David R. Martin
       -----------------------
       David R. Martin
       Principal Financial Officer
       Dimensional Investment Group Inc.

Date:  March 26, 2015